Registration No. 33-59474

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

POST-EFFECTIVE AMENDMENT NO. 59 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

PRINCIPAL INVESTORS FUND, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

Telephone Number (515) 248-3842

Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
     ☑ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☐ on (date) pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ☐ on a date to be determined pursuant to paragraph (a)(3) of Rule 485
If appropriate, check the following box:)
     ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The Registrant has proposed that this filing will become effective immediately as a result of the granting of a request for acceleration.

PRINCIPAL INVESTORS FUND, INC.
(Effective June 13, 2008,
this fund will be known as Principal Funds, Inc.)
MONEY MARKET FUND
S Class Shares
The date of this Prospectus is May 1, 2008.
As with all mutual funds, neither the Securities and Exchange Commission (“SEC”) nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

RISK/RETURN SUMMARY
Principal Investors Fund, Inc. ( “PIF”) offers many investment portfolios (together, the “PIF Funds”), one of which, the Money Market Fund (the “Fund”), is available through this prospectus. Principal Investors Fund has hired Principal Management Corporation* (“Principal”) to provide investment advisory and other services to the Fund. Principal, as the manager of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund. Principal Funds Distributor, Inc.* is the Distributor.
Principal Investors Fund, Inc. will be changing its name to Principal Funds, Inc. effective June 13, 2008.
Principal Funds Distributor, Inc. (the “Distributor”) is the Fund’s principal underwriter for Class S shares of Principal Investors Fund.
The Sub-Advisor for the Money Market Fund is Principal Global Investors, LLC.*

*	Principal Management Corporation; Principal Global Investors, LLC; and the Distributor are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group®.

Class S Shares
Class S shares of the Fund are available through this Prospectus. This class is currently available only through selected broker-dealers that have elected to utilize Class S shares in connection with the broker-dealer’s sweep account.
Main Strategies and Risks
The Fund’s investment objective is described in the summary description of the Fund. The Board of Directors may change the Fund’s objective or its investment strategy without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.
The summary of the Fund also describes the Fund’s primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

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The Fund is designed to be a portion of an investor’s portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment. The value of your investment in the Fund changes with the value of the investments held by that Fund. Many factors affect that value. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Factors that may adversely affect the Fund as a whole are called “principal risks.” The principal risks of investing in the Fund are stated in the Fund’s description. These risks are more fully described in Appendix A to this prospectus.
Investment Results
A bar chart and a table are included with the description of the Fund that shows annual returns for a full calendar year. They show the Fund’s annual returns and its long-term performance. The chart shows how the Fund’s performance has varied from year-to-year. The table compares the Fund’s performance over time to that of:
•	a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.).
Performance for the Class S shares are based on the performance of the oldest share class of the Fund, adjusted to reflect the expenses of the S share class. The adjustments result in performance (for the period prior to the effective date of the S share class) that is no higher than the historical performance of the oldest share class.
Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

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Fees and Expenses
The annual operating expenses for the Fund are deducted from its assets. The Fund’s operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets.
The description of the Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
NOTE:
•	No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, the Fund, Principal, any Sub-Advisor, or the Distributor.

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MONEY MARKET FUND

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.
Main Strategies and Risks
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.
The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
•	to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
•	upon revised credit opinions of the security’s issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.
It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
•	securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
•	securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
•	bank obligations including:
•	certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

•	bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
•	commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

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•	corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
•	repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
•	taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.
As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks (defined in Appendix A) of investing in the Fund are:
•	Credit and Counterparty Risk
•	Eurodollar and Yankee Obligations Risk
•	Fixed-Income Securities Risk
•	Liquidity Risk
•	Market Risk
•	Municipal Securities Risk
•	U.S. Government Sponsored Securities Risk
•	Management Risk
PGI has been the Fund’s Sub-Advisor since December 6, 2000.

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The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%) as of 12/31 each year(1)(2)
Sales charges are not included in the returns shown above; Class S shares are not subject to a sales charge.

Highest return for a quarter during the period of the bar chart above:	Q1	’01	1.26%
Lowest return for a quarter during the period of the bar chart above:	Q3	’03 through Q2 ‘04	0.03%
Average Annual Total Returns (%) (1)
For the period ended December 31, 2007

	Past	Past	Life of
	1 Year	5 Years	Fund
Class S(1)	4.46	2.32	2.31
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index(3)	5.11	3.08	3.04

(1)	Class S shares commenced operations on May 1, 2008. The returns for Class S shares, for the periods prior to May 1, 2008, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class S shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

(2)	The year-to-date return as of March 31, 2008 was 3.11%.

(3)	Index performance does not reflect deductions for fees, expenses or taxes.

To obtain the Fund’s current yield, call 1-800-222-5852.
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

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This performance table provides performance information of the Lehman Brothers U.S. Treasury Bellwethers 3 Month Index. This index is composed of public obligations of the U.S. Treasury with a maturity of three months. An investment cannot be made directly in this index and the index’s performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the index.
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For the year ended October 31, 2008	Class S(1)
Management Fees	0.38%
12b-1 Fees	0.35
Service Fees	0.06
Other Expenses	0.03

Total Annual Fund Operating Expenses	0.82%

(1)	The annual fund operating expenses shown are estimated.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares

	1	3	5	10

Class S	$85	$265	$460	$1,025

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THE COSTS OF INVESTING
Fees and Expenses of the Fund
The Class S shares of the Fund are sold without a front-end sales charge or a deferred sales charge. The shares do have ongoing fees. Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.
The Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
•	Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
•	Distribution Fee—The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class S shares. Under the plan, the Class S shares of the Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
•	Transfer Agent Fee— Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class S shares of the Fund. These services are currently provided at cost.
•	Service Fee — PSS has entered into a Service Agreement with the Fund under which PSS performs personal services for shareholders.
Class S shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class S shareholders, the cost of shareholder meetings held solely for Class S shares, and other operating expenses of the Fund.

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DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
The Fund has adopted a 12b-1 Plan for the Class S shares of the Fund. Under the 12b-1 Plan, the Fund may make payments from its assets attributable to the Class S shares to the Fund’s Distributor for distribution-related expenses and for providing services to Class S shareholders. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.
The Distributor for Class S shares is Principal Funds Distributor, a wholly owned subsidiary of Principal. The term “Distributor” as used in this section refers to Principal Funds Distributor.
The maximum annual Rule 12b-1 (as a percentage of average daily net assets) for Class S shares of the Money Market Fund is 0.35%.
The proceeds from the Rule 12b-1 fees paid by Class S shareholders are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. Ordinarily, the entire 12b-1 fee will be paid to financial intermediaries.
Payments to Investment Representatives and Their Firms. Financial intermediaries market and sell shares of the Fund. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Fund and/or providing services to the Fund’s shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including the Rule 12b-1 Plan fee that the Fund pays to the Distributor. Individual Investment Representatives may generally receive some or all of the amounts paid to the financial intermediary with which he or she is associated.
The Fund pays a Service Fee to PSS for providing personal services to shareholders. PSS will typically enter into agreements with other financial intermediaries to provide these services and will pay all or a portion of the Service Fee to such intermediaries.

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CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS
The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.
Securities and Investment Practices
Market Volatility. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. The investments in which the Fund invests are U.S. dollar denominated securities which the sub-advisor believes present minimal credit risks.
Repurchase Agreements and Loaned Securities
Although not a principal investment strategy, the Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

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The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty’s collateral invested by the Fund declines in value as a result of the investment losses.
Foreign Investing
The Fund may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
•	companies with their principal place of business or principal office outside the U.S.;
•	companies for which the principal securities trading market is outside the U.S.; and
•	companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security Principal Investors Fund purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, the Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Fund’s investments in those countries. In addition, the Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and

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treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for the Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund’s portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.
Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

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•	restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.
Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Small and Medium Capitalization Companies
The Fund may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock.
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents.

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Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in the Fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.
MANAGEMENT OF THE FUNDS
The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.
Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.
The Sub-Advisor
Principal has signed a contract with the Sub-Advisor, under which the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for the Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisor and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in each of the Funds.

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Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.
The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Fund	Fund Management
Money Market	Tracy Reeg
Alice Robertson
Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).
Alice Robertson. Ms. Robertson is a senior trader and portfolio manager for PGI. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Bachelor’s degree in Economics from Northwestern University and her Master’s degree in Finance and Marketing from DePaul University.
Duties of Principal and Sub-Advisor
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

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Fees Paid to Principal
The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee the Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was 0.38%.
A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreement with the Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2007.
Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.
Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.
The shareholders of the Fund have approved the Fund’s reliance on the order; however, the Fund does not intend to rely on the order.
PRICING OF FUND SHARES
The Fund’s shares are bought and sold at the current share price. The share price of the Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price

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calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
•	on a day that the NYSE is open and
•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.
The Money Market Fund seeks to maintain a constant net asset value per share of $1.00.
PURCHASE AND REDEMPTION OF FUND SHARES
Class S shares of the Fund are typically purchased in conjunction with “sweep accounts” made available by brokers or other financial intermediaries. You can also redeem your Class S shares of the Fund through such brokers or financial intermediaries on any day the NYSE is open pursuant to the Fund’s procedures. Investors should refer to their broker-dealer or financial intermediary for instructions and further information.
To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares, if Principal determines that doing so would be in the best interests of the Fund and its shareholders.
After you place a sell order in proper form, shares are sold using the next share price calculated. Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

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EXCHANGE OF FUND SHARES
Class S shares of the Fund are not available for exchange with any other PIF Fund shares.
DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays their net investment income to shareholders of record on the business day prior to the payment date.
The Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day.)
The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
•	invested in shares of another Principal Investors Fund without a sales charge (distributions of the Fund may be directed only to one receiving Fund); or
•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

19

To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be forwarded to you pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund or your financial intermediary will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
TAX CONSIDERATIONS
Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that shareholder would be taxable to that shareholder as described above.
Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.
Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

20

Investments by the Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Investments by the Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
FUND ACCOUNT INFORMATION
If you need information about your account(s), you may contact your financial intermediary.
Orders Placed by Intermediaries
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“subdesignees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next share price it computes after your intermediary or sub-designee received your order.
Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or subdesignee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

21

Financial Statements
Shareholders will receive annual financial statements for the Fund, audited by the Funds’ independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.
PORTFOLIO HOLDINGS INFORMATION
The Fund will publish month-end portfolio holdings information for the Fund described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of the Fund’s holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on the Fund’s portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.
Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds’ Statement of Additional Information.

22

ADDITIONAL INFORMATION
Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 55904, Boston, MA 02205. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website at www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Principal Investors Fund, Inc. SEC File 811-07572

23

APPENDIX A
SUMMARY OF PRINCIPAL RISKS
The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called “principal risks.” The principal risks of investing in the Funds are stated above in the Fund’s description. Each of these risks is summarized below. Additional information about the Funds, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.
Credit and Counterparty Risk
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Eurodollar and Yankee Obligations Risk
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.
Fixed-Income Securities Risk
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

24

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.
Market Risk
The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.
Municipal Securities Risk
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.
U.S. Government Sponsored Securities Risk
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

25

PRINCIPAL INVESTORS FUND, INC.

Effective June 13, 2008, this fund will be known as Principal Funds, Inc.

(the “Fund”)

Statement of Additional Information

dated May 1, 2008

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectuses. The Fund’s prospectuses, dated February 29, 2008 and May 1, 2008, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended October 31, 2007 are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

For Class J shares:
  Principal Funds
  P.O. Box 55904
  Boston, MA 02205

For other share classes:
  Principal Funds
  P.O. Box 8024
  Boston, MA 02266-8024

The prospectuses for Classes A, B, and C shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select, and Advisors Preferred share classes may be viewed at www.Principal.com.

Fund History	3

Description of the Fund’s Investments and Risks	6

Management	32

Control Persons and Principal Holders of Securities	41

Investment Advisory and Other Services	105

Multiple Class Structure	123

Brokerage Allocation and Other Practices	127

Purchase and Redemption of Shares	156

Pricing of Fund Shares	156

Taxation of the Funds	159

Portfolio Holdings Disclosure	161

Proxy Voting Policies and Procedures	163

Financial Statements	163

General Information	164

Disclosure Regarding Portfolio Managers	164

Appendix A - Description of Bond Ratings	165

Appendix B - Proxy Voting Policies	168

Appendix C - Portfolio Manager Disclosures	450
Articles Supplementary
Amendment to Management Agreement
Distribution Agreement
Amended and Restated Transfer Agency Agreement
Service Agreement
Consents of Auditors
Rule 485(b) Opinion
Amended & Restated
Amended & Restated
Amended & Restated
Amended & Restated
Amended & Restated
Amended & Restated
Class S Plan
Rule 18f-3 Plan

2	Principal Investors Fund
1-800-222-5852

FUND HISTORY

The Principal Investors Fund (“the Registrant” or the “Fund”) is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as “Funds.” Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund I which are non-diversified.

The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund will be changing its name to Principal Funds, Inc. effective June 13, 2008.

The Articles of Incorporation have been amended from time to time. Those amendments are as follows:

•	September 14, 2000 to add the Bond & Mortgage Securities, Government Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
•	December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the “Principal LifeTime” Funds), and Partners SmallCap Value Fund;
•	March 14, 2001 to add the Capital Preservation Fund;
•	April 17, 2002 to add the Preferred Securities Fund;
•	September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
•	September 18, 2003 to add the Partners International, Partners MidCap Growth I, and Partners MidCap Value I Funds;
•	February 3, 2004 to change the name of the Real Estate Fund to Real Estate Securities Fund;
•	March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III, and Partners SmallCap Value Fund II;
•	June 21, 2004 to add the High Yield Fund and the Partners LargeCap Value Fund II;
•	September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth Fund II;
•	December 16, 2004 to add the Equity Income, Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
•	May 23, 2005 to change the name of the Capital Preservation Fund to Ultra Short Bond Fund;
•	September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
•	September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund;
•	September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

Principal Investors Fund	FUND HISTORY 3
www.Principal.com

Successor Fund	Predecessor Fund
California Insured Intermediate Municipal	California Insured Intermediate Municipal (WM Trust II)
California Municipal	California Municipal (WM Trust II)
Equity Income I	Equity Income (WM Trust I)
High Yield II	High Yield (WM Trust I)
Income	Income (WM Trust I)
MidCap Stock	Mid Cap Stock (WM Trust I)
Mortgage Securities	U.S. Government Securities (WM Trust I)
Short-Term Income	Short Term Income (WM Trust II)
Strategic Asset Management Portfolios
Strategic Asset Management Portfolios	(WM Strategic Asset Management Portfolios, LLC)
Balanced Portfolio	Balanced Portfolio
Conservative Balanced Portfolio	Conservative Balanced Portfolio
Conservative Growth Portfolio	Conservative Growth Portfolio
Flexible Income Portfolio	Flexible Income Portfolio
Strategic Growth Portfolio	Strategic Growth Portfolio
Tax-Exempt Bond I	Tax-Exempt Bond (WM Trust I)
West Coast Equity	West Coast Equity (WM Trust I)

The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the “Composite Funds”: Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund) (1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund) (1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was “Sierra Trust Funds” and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was “Sierra Asset Management Portfolios.” On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the “Sierra Funds.”

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

•	September 13, 2007 to add the Global Real Estate Securities Fund.
•	January 3, 2008 to add Principal Life Time 2015, Principal Life Time 2025, Principal Life Time 2035, Principal LifeTime 2045, and Principal Life Time 2055 Funds.

4 FUND HISTORY	Principal Investors Fund
1-800-222-5852

Classes offered by each Fund are shown in the table below.

	Class	Class	Class	Class	Advisors	Advisors	Advisors				Class
Fund Name	A	B	C	J	Preferred	Select	Signature	Preferred	Select	Institutional	S

Bond & Mortgage Securities Fund	X	X	X	X	X	X	X	X	X	X
California Municipal Fund	X	X	X
Disciplined LargeCap Blend	X	X	X		X	X	X	X	X	X
Diversified International Fund	X	X	X	X	X	X	X	X	X	X
Equity Income Fund I	X	X	X							X
Global Real Estate Securities Fund	X		X							X
Government & High Quality Bond Fund	X	X	X	X	X	X	X	X	X	X
High Quality Intermediate-Term Bond Fund				X	X	X	X	X	X	X
High Yield Fund										X
High Yield Fund II	X	X	X							X
Income Fund	X	X	X							X
Inflation Protection Fund	X		X	X	X	X	X	X	X	X
International Emerging Markets Fund	X	X	X	X	X	X	X	X	X	X
International Growth Fund	X		X	X	X	X	X	X	X	X
LargeCap Growth Fund	X	X	X	X	X	X	X	X	X	X
LargeCap S&P 500 Index Fund	X		X	X	X	X	X	X	X	X
LargeCap Value Fund	X	X	X	X	X	X	X	X	X	X
MidCap Blend Fund	X	X	X	X	X	X	X	X	X	X
MidCap Growth Fund				X	X	X	X	X	X	X
MidCap S&P 400 Index Fund				X	X	X	X	X	X	X
MidCap Stock Fund	X	X	X							X
MidCap Value Fund				X	X	X	X	X	X	X
Money Market Fund	X	X	X	X	X	X	X	X	X	X	X
Mortgage Securities Fund	X	X	X							X
Partners Global Equity Fund					X	X	X	X	X	X
Partners International Fund					X	X	X	X	X	X
Partners LargeCap Blend Fund	X	X	X	X	X	X	X	X	X	X
Partners LargeCap Blend Fund I	X	X	X	X	X	X	X	X	X	X
Partners LargeCap Growth Fund I	X	X	X	X	X	X	X	X	X	X
Partners LargeCap Growth Fund II	X		X	X	X	X	X	X	X	X
Partners LargeCap Value Fund	X	X	X	X	X	X	X	X	X	X
Partners LargeCap Value Fund I					X	X	X	X	X	X
Partners LargeCap Value Fund II					X	X	X	X	X	X
Partners MidCap Growth Fund	X	X	X	X	X	X	X	X	X	X
Partners MidCap Growth Fund I	X		X		X	X	X	X	X	X
Partners MidCap Growth Fund II					X	X	X	X	X	X
Partners MidCap Value Fund	X	X	X	X	X	X	X	X	X	X
Partners MidCap Value Fund I					X	X	X	X	X	X
Partners SmallCap Blend Fund					X	X	X	X	X	X
Partners SmallCap Growth Fund I				X	X	X	X	X	X	X
Partners SmallCap Growth Fund II	X	X	X	X	X	X	X	X	X	X
Partners SmallCap Growth Fund III					X	X	X	X	X	X
Partners SmallCap Value Fund				X	X	X	X	X	X	X
Partners SmallCap Value Fund I					X	X	X	X	X	X
Partners SmallCap Value Fund II					X	X	X	X	X	X
Preferred Securities Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2010 Fund	X		X	X	X	X	X	X	X	X
Principal LifeTime 2015 Fund					X	X	X	X	X	X
Principal LifeTime 2020 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2025 Fund					X	X	X	X	X	X
Principal LifeTime 2030 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2035 Fund					X	X	X	X	X	X
Principal LifeTime 2040 Fund	X	X	X	X	X	X	X	X	X	X

Principal Investors Fund	FUND HISTORY 5
www.Principal.com

	Class	Class	Class	Class	Advisors	Advisors	Advisors				Class
Fund Name	A	B	C	J	Preferred	Select	Signature	Preferred	Select	Institutional	S
Principal LifeTime 2045 Fund					X	X	X	X	X	X
Principal LifeTime 2050 Fund	X	X	X	X	X	X	X	X	X	X
Principal LifeTime 2055 Fund					X	X	X	X	X	X
Principal LifeTime Strategic Income Fund	X	X	X	X	X	X	X	X	X	X
Real Estate Securities Fund	X	X	X	X	X	X	X	X	X	X
SAM Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Conservative Growth Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Flexible Income Portfolio	X	X	X	X	X	X	X	X	X	X
SAM Strategic Growth Portfolio	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X		X	X	X	X	X	X	X	X
Short-Term Income Fund	X		X							X
SmallCap Blend Fund	X	X	X	X	X	X	X	X	X	X
SmallCap Growth Fund	X	X	X	X	X	X	X	X	X	X
SmallCap S&P 600 Index Fund				X	X	X	X	X	X	X
SmallCap Value Fund	X	X	X	X	X	X	X	X	X	X
Tax-Exempt Bond Fund I	X	X	X
Ultra Short Bond Fund	X		X	X	X	X	X	X	X	X
West Coast Equity Fund	X	X	X							X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-222-5852.

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fund Policies
The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as “Fundamental Restrictions,” the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, (“1940 Act”) provides that “a vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

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With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund’s prospectus or Statement of Additional Information.

Bond & Mortgage Securities, California Municipal, Disciplined LargeCap Blend, Diversified International, Equity Income I, Global Real Estate Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value, Money Market, Mortgage Securities, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond I Funds.

7)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This

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restriction does not apply to the Global Real Estate Securities, Preferred Securities, or Real Estate Securities Funds.

9)	Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)	Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, Global Real Estate Securities, International Growth, International Emerging Markets, Money Market and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I Funds may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Real Estate Securities and Real Estate Securities Funds).

6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Fund (except the Diversified International, Income, International Growth, and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund I has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

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Partners MidCap Growth Fund II

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2)	Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

3)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5)	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

1)	The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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4)	The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the Fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

5)	The Fund does not currently intend to acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

In addition to the Fund’s fundamental and non-fundamental limitations discussed above, the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

Partners International Fund

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

1)	Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

3)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4)	Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

5)	Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

7)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

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8)	Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

Non-Fundamental Restrictions
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund’s present policy to:

1)	Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3)	Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

4)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2)	Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

3)	Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

4)	Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

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6)	Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7)	Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund’s investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

8)	Sell securities short.

Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:

1)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund’s assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of

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foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund’s investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;
•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	relatively new capital market structure or market-oriented economy;
•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:

•	American Depositary Receipts (“ADRs”) – receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
•	European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) – receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

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Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies’ growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

•	Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund’s custodian or on the Fund’s records. The Funds do not consider a security covered by a spread option to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of assets.

•	Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

•	Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

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The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund’s records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

•	Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

•	Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

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•	Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

•	Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

•	Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Fund’s deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund’s performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.” The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

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In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund’s debt securities decline in value and thereby keeps the Fund’s net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

•	Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund’s custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

•	Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund’s successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund’s portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures

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contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

•	Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of “commodity pool operator” provided by Commodity Futures Trading Commission regulations.

Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund’s exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

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High-Yield/High-Risk Bonds
The Bond & Mortgage Securities, Equity Income I, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Partners International, Partners MidCap Growth II, Partners MidCap Value, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc. (commonly known as “junk bonds”)). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield II, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

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Real Estate Investment Trusts
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See “Foreign Securities”)

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days’ notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

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The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country’s economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

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A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities

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representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund’s Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund’s Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

•	the frequency of trades and quotations,
•	the number of dealers and prospective purchasers in the marketplace,
•	dealer undertakings to make a market,
•	the nature of the security (including any demand or tender features), and
•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio’s rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund’s restriction on investments in illiquid securities.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

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Money Market Instruments/Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities – Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities – Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

•	Bank Obligations – Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

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•	Commercial Paper – Short-term promissory notes issued by U.S. or foreign corporations.

•	Short-term Corporate Debt – Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

•	Repurchase Agreements – Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations – Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s (“S&P”), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody’s and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations
The California Municipal and Tax-Exempt Bond I Funds (the “Municipal Funds”) can invest in “Municipal Obligations.” Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term “Municipal Obligations” includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-Subject Bonds. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

•	Municipal Bonds. Municipal Bonds may be either “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in “moral obligation” bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

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•	Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer’s receipt of the anticipated revenues. Other notes include “Construction Loan Notes” issued to provide construction financing for specific projects, and “Bank Notes” issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes (“Project Notes”) are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

•	Bond Anticipation Notes (“BANs”) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

•	Tax Anticipation Notes (“TANs”) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.

•	Revenue Anticipation Notes (“RANs”) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

•	Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association (“GNMA”) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond I and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

•	Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

•	Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

•	Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base

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interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

The Fund’s right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

•	Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds’ option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund’s portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund’s portfolio would not exceed 0.50% of the value of a Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A Fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.

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A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund’s portfolio.

•	Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

•	Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund’s ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay “exempt interest” dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

In January 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal obligations of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal obligations violates the Commerce Clause of the United States Constitution. Upon a petition filed by the Kentucky Department of Revenue, the United States Supreme court has agreed to review the decision of the Kentucky Court of Appeals. If the Supreme Court upholds the decision of the Kentucky Court of Appeals, any state that makes a distinction between the tax treatment of interest on an in-state municipal obligation and an out-of-state municipal obligation would most likely be required to accord all municipal obligations equal tax treatment by requiring that the state either 1) tax all municipal obligation interest or 2) exempt all such interest from taxation. Such an outcome may have a material impact on any investment company that invests substantially or exclusively in municipal obligations of a single state, such as the California Municipal Fund. There may be an adverse impact on the prices of the municipal obligations held by the Funds, which in turn may affect the Funds’ net asset value. There also may be unfavorable changes to the state tax treatment of the dividend interest paid by the

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Funds. It is expected that a decision by the Supreme Court will most likely occur sometime in mid-2008. While the outcome of this matter cannot be predicted, it should be noted the Federal tax-exempt status of the California Municipal Funds’ municipal obligations will not be affected.

Insurance
The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody’s. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund’s investment portfolio or a Fund’s NAV. The Fund’s NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund’s investment policy requiring investment in insured municipal obligations will not affect the Fund’s ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers’ acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements (“Taxable Investments”). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least “A” by S&P or “Prime” by Moody’s or, if not rated, must be issued by companies having an outstanding debt issue rated at least “A” by S&P or Moody’s; corporate bonds and debentures must be rated at least “A” by S&P or Moody’s. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund’s Manager, it is advisable to maintain a temporary “defensive” posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund’s total assets.

Other Investment Companies
Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity’s expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Industry Concentrations
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

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Each of the other Funds, except the Global Real Estate Securities, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS®). The other Funds use industry classifications based on the “Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (“SEC”).” The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular “industry” or group of industries.

Portfolio Turnover
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

•	California Municipal Fund (2007 - 63.7%; 2006 - 29.0%): In 2007, the Fund experienced increased turnover due to redemptions.
•	Real Estate Securities Fund (2007 - 77.8%; 2006 - 37.8%): Market conditions changed dramatically in 2007 with real estate stock prices under pressure after several consecutive years of strong performance. The changed environment dictated an above average amount of portfolio repositioning.
•	Tax Exempt Bond Fund I (2007 - 51.0%; 2006 - 25.0%): Redemptions were greater in 2007 than in 2006. As interest rates rallied the sub-advisor attempted to bring the portfolio’s duration back in line with the index. Given the volatile market environment, this strategy did increase turnover as the sub-advisor bought and sold securities to try and remain neutral in the duration posture. The volatility of the market also produced opportunities to improve the fund’s positioning with respect to yield, which resulted in increased turnover.

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MANAGEMENT

Board of Directors
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund’s business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are not interested persons of the Fund (the “Independent Directors”). All Directors serve as directors for each of the two investment companies (with a total of 112 portfolios) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the “Fund Complex”).

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

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The following directors are considered to be Independent Directors.

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
				Overseen	Held
Name, Address, and		Length of	Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
Elizabeth Ballantine 711 High Street Des Moines, Iowa 50392 1948	Director Member Nominating and Governance Committee	Since 2004	Principal, EBA Associates (consulting and investments)	112	The McClatchy Company

Kristianne Blake 711 High Street Des Moines, Iowa 50392 1954	Director Member Operations Committee	Since 2007	President, Kristianne Gates Blake, P.S. (CPA specializing in personal financial and tax planning)	112	Avista Corporation; Russell Investment Company* Russell Investment Funds*

Craig Damos 711 High Street Des Moines, lowa 50392 1954	Director Member Operations Committee	Since 2008	CEO/President, Vertical Growth Officer, and CFO, The Weitz Company (general construction)	112	None

Richard W. Gilbert 711 High Street Des Moines, Iowa 50392 1940	Director Member Executive Committee Member Nominating and Governance Committee	Since 2000	President, Gilbert Communications, Inc. (management advisory services)	112	Calamos Asset Management, Inc.

Mark A. Grimmett 711 High Street Des Moines, Iowa 50392 1960	Director Member Audit Committee	Since 2004	Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (manufacturer and distributor of skin care products)	112	None

Fritz S. Hirsch 711 High Street Des Moines, Iowa 50392 1951	Director Member Audit Committee	Since 2005	President and CEO, Sassy, Inc. (manufacturer of infant and juvenile products)	112	None

Principal Investors Fund	MANAGEMENT 33
www.Principal.com

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
				Overseen	Held
Name, Address, and		Length of	Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
William C. Kimball 711 High Street Des Moines, Iowa 50392 1947	Director Member Nominating and Governance Committee	Since 2000	Retired. Formerly, Chairman and CEO, Medicap Pharmacies, Inc. (chain of retail pharmacies)	112	Casey’s General Store, Inc.

Barbara A. Lukavsky 711 High Street Des Moines, Iowa 50392 1940	Director Member Nominating and Governance Committee	Since 1993	President and CEO, Barbican Enterprises, Inc. (holding company for franchises in the cosmetics industry)	112	None

Daniel Pavelich 711 High Street Des Moines, Iowa 50392 1944	Director Member Audit Committee	Since 2007	Retired. Formerly, Chairman and CEO of BDO Seidman (tax, accounting and financial consulting services)	112	Catalytic Inc; Vaagen Bros. Lumber, Inc.
* The PIF Funds and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

34 MANAGEMENT	Principal Investors Fund
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The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the “Manager”); Edge Asset Management, Inc.; Principal Funds Distributor, Inc (“PFD”), the principal underwriter for Classes A, B, C, and S and co-distributor with Princor Financial Services Corporation (each, the “Distributor”) for Classes J, Institutional, Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred.

The address for Principal Funds Distributor, Inc. is as follows:
1100 Investment Boulevard
El Dorado Hills, CA 95762-5710

The address for Princor is as follows:
711 High Street
Des Moines, Iowa 50392

				Number
				of
				Portfolios
				in Fund	Other
				Complex	Directorships
			Positions with the Manager and its	Overseen	Held
Name, Address and		Length of	Affiliates; Principal Occupation(s)	by	by
Year of Birth	Position(s) Held with Fund	Time Served	During Past 5 Years	Director	Director
Ralph C. Eucher 711 High Street Des Moines, Iowa 50392 1952	Director Vice Chairman and Chief Executive Officer Member Executive Committee	Since 1999	Director and President, the Manager since 1999. Director, PFD since 2007. Director, Princor since 1999. President, Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh 711 High Street Des Moines, Iowa 50392 1943	Director Member Operations Committee	Since 2007	Retired December 2007. Prior thereto, President and CEO of WM Group of Funds; President and Director of Edge Asset Management, Inc.	112	None

Larry D. Zimpleman 711 High Street Des Moines, Iowa 50392 1951	Director Chairman of the Board Member Executive Committee	Since 2001	Chairman and Director, the Manager and Princor since 2001. President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

Principal Investors Fund	MANAGEMENT 35
www.Principal.com

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and		Principal Occupation(s)
Year of Birth	Position(s) Held with Fund	During Past 5 Years

Craig L. Bassett 711 High Street Des Moines, Iowa 50392 1952	Treasurer (since 1993)	Vice President and Treasurer, Principal Life

Michael J. Beer 711 High Street Des Moines, Iowa 50392 1961	Executive Vice President (since 1993)	Executive Vice President and Chief Operating Officer, the Manager; Executive Vice President, PFD,since 2007; President, Princor, since 2005

Randy L. Bergstrom 711 High Street Des Moines, Iowa 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, Principal Life

David J. Brown 711 High Street Des Moines, Iowa 50392 1960	Chief Compliance Officer (since 2004)	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice President, the Manager, since 2004; Senior Vice President, PFD, since 2007, Second Vice President, Princor, since 2003, and prior thereto, Vice President, the Manager and Princor

Jill R. Brown 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1967	Senior Vice President (since 2007)	Second Vice President, Principal Financial Group and Senior Vice President, the Manager and Princor, since 2006, Chief Financial Officer, Princor since 2003, Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, PFD, since 2007; prior thereto, Assistant Financial Controller, Principal Life

Nora M. Everett 711 High Street Des Moines, Iowa 50392 1959	President (since 2008)	President since 2008. Senior Vice President and Deputy General Counsel, Principal Financial Group, Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

Cary Fuchs 1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762 1957	Senior Vice President of Distribution (since 2007)	President, Principal Funds Distributor, since 2007;
Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President, Boston Financial Data Services

Steve G. Gallaher 711 High Street Des Moines, Iowa 50392 1955	Assistant Counsel (since 2006)	Second Vice President and Counsel, Principal Life since 2006; Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

36 MANAGEMENT	Principal Investors Fund
1-800-222-5852

Name, Address and		Principal Occupation(s)
Year of Birth	Position(s) Held with Fund	During Past 5 Years
Ernest H. Gillum 711 High Street Des Moines, Iowa 50392 1955	Vice President and Assistant Secretary (since 1993)	Vice President and Chief Compliance Officer, the Manager, since 2004, and prior thereto, Vice President, Compliance and Product Development, the Manager

Patrick A. Kirchner 711 High Street Des Moines, Iowa 50392 1960	Assistant Counsel (since 2002)	Counsel, Principal Life

Carolyn F. Kolks 711 High Street Des Moines, Iowa 50392 1962	Assistant Tax Counsel (since 2005)	Counsel, Principal Life, since 2003 and prior thereto, Attorney

Sarah J. Pitts 711 High Street Des Moines, Iowa 50392 1945	Assistant Counsel (since 2000)	Counsel, Principal Life

Layne A. Rasmussen 711 High Street Des Moines, Iowa 50392 1958	Vice President, Controller and Chief Financial Officer (since 2000)	Vice President and Controller – Mutual Funds, the Manager

Michael D. Roughton 711 High Street Des Moines, Iowa 50392 1951	Counsel (since 1993)	Vice President and Senior Securities Counsel, Principal Financial Group, Inc.; Senior Vice President and Counsel, the Manager, PFD, and Princor; and Counsel, Principal Global

Adam U. Shaikh 711 High Street Des Moines, Iowa 50392 1972	Assistant Counsel (since 2006)	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan L. Westholm 711 High Street Des Moines, Iowa 50392 1966	Assistant Treasurer (since 2006)	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth C. Wilson 711 High Street Des Moines, Iowa 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corp.

37 MANAGEMENT	Principal Investors Fund
1-800-222-5852

Board Committees. Effective December 2007, the Fund Complex’s board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee(1). Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

Executive Committee
The Committee’s primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

Nominating and Governance Committee
The Committee’s primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex’s Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Operations Committee
The Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

(1)	The Fund Complex’s board previously had two committees: an Audit and Nominating Committee and an Executive Committee. The Audit and Nominating Committee was comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times. The Executive Committee membership was comprised of Barbara Lukavsky, Ralph Eucher, and Larry Zimpleman. During the last fiscal year, the Executive Committee did not meet.

38 MANAGEMENT	Principal Investors Fund
1-800-222-5852

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2007. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Fund, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not Considered to be “Interested Persons”)

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ballatine	Blake	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich	Yancey

Bond & Mortgage Securities	A	A	D	C	A	A	C	A	A
Disciplined LargeCap Blend	A	A	B	A	A	A	A	A	A
Diversified International	C	A	D	A	A	A	A	A	A
Equity Income I	A	A	C	A	A	E	A	A	A
Government & High Quality Bond	A	A	B	C	A	A	A	A	A
Income	A	A	A	C	A	A	A	A	A
Inflation Protection	A	A	A	C	A	A	A	A	A
International Emerging Markets	C	A	A	A	A	A	C	A	A
LargeCap Growth	A	A	E	A	A	A	C	A	A
LargeCap Value	A	A	C	A	A	A	A	A	A
MidCap Blend	A	A	C	C	A	A	A	A	A
Money Market	A	B	C	C	A	E	C	A	A
Mortgage Securities	A	A	A	C	A	A	A	A	A
Partners LargeCap Blend	A	A	A	C	A	A	E	A	A
Partners LargeCap Blend I	A	A	B	A	A	A	A	A	A
Partners LargeCap Value	C	A	A	A	A	A	D	A	A
Partners MidCap Value	A	A	A	A	A	D	D	A	A
Preferred Securities	A	A	A	A	A	D	A	A	A
Principal LifeTime 2010	A	A	A	C	A	A	A	A	A
Principal LifeTime 2050	A	A	A	A	E	A	A	A	A
Real Estate Securities	C	A	A	A	A	D	C	A	A
SAM Flexible Income Portfolio	A	A	A	C	A	A	A	A	A
SAM Strategic Growth Portfolio	A	E	A	A	A	A	A	A	A
Short-Term Bond	A	A	A	C	A	A	A	A	A
Short-Term Income	A	A	A	C	A	A	A	A	A
SmallCap Blend	A	A	A	C	A	A	A	A	A
Ultra Short Bond	A	A	A	C	A	A	A	A	A
West Coast Equity	A	E	A	A	A	A	A	A	A

Total Fund Complex	E	E	E	E	E	E	E	A	A

Independent director Craig Damos, who began serving as director of the Fund on March 10, 2008, did not own shares of any of the funds as of December 31, 2007.

Principal Investors Fund	MANAGEMENT 39
www.Principal.com

Directors Considered to be “Interested Persons”

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Ralph C	William	Larry D
	Eucher	Papesh	Zimpleman

Disciplined LargeCap Blend	C	A	A
Diversified International	E	A	A
Equity Income I	C	E	A
Government & High Quality Bond	C	A	A
LargeCap Growth	D	A	A
LargeCap S&P 500 Index	E	A	A
MidCap Blend	E	A	A
Money Market	E	A	A
Partners LargeCap Blend	E	A	A
Partners LargeCap Blend I	C	A	A
Partners LargeCap Growth I	C	A	A
Partners LargeCap Growth II	C	A	A
Partners LargeCap Value	E	A	A
Tax-Exempt Bond	E	A	A
West Coast Equity	A	E	A

	Ralph C	William	Larry D
	Eucher	Papesh	Zimpleman

Principal Investors Fund (through participation in an employee benefit plan)
Money Market Fund	E	A	A
Principal LifeTime 2010	A	E	A
Principal LifeTime 2020	A	A	E

Total Fund Complex	E	E	E

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and from the Fund Complex during the fiscal year ended October 31, 2007. On that date, there were 2 funds (with a total of 108 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

Director	The Fund	Fund Complex
Elizabeth Ballantine	$90,398	$105,000
Kristianne Blake*	99,013	111,833
Richard W. Gilbert	102,057	118,750
Mark A. Grimmett	92,112	107,500
Fritz Hirsch	90,784	106,000
William C. Kimball	91,033	106,000
Barbara A. Lukavsky	96,005	111,625
Daniel Pavelich*	100,185	113,167
Richard Yancey*	101,393	114,500

* Not elected as a Director until January 16, 2007.

40 MANAGEMENT	Principal Investors Fund
1-800-222-5852

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of April 7, 2008. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by fund.

		Percentage	Jurisdiction under	Parents of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund	27.4%	Maryland	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREE DES MOINES IA 50392	High Yield Fund	38.8%	Iowa	Principal Financial Group
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Income Fund	39.4%	Maryland	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Inflation Protection Fund	64.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	International Growth Fund	28.6%	Iowa	Principal Financial Group
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	MidCap Stock Fund	31.1%	Maryland	Principal Financial Group
NATIONAL FINANCIAL SERVICES FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET NEW YORK NY 10281-1003	Money Market Fund	48.9%	New York	Fidelity Investments
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Mortgage Securities Fund	47.7%	Maryland	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners Global Equity Fund	83.4%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners International Fund	54.4%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Blend Fund	54.9%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Growth Fund I	50.4%	Iowa	Principal Financial Group

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 41
www.Principal.com

		Percentage	Jurisdiction under	Parents of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Growth Fund II	44.7%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Value Fund	59.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Value Fund I	62.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners LargeCap Value Fund II	97.2%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners MidCap Growth Fund	56.8%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Growth Fund I	92.6%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners MidCap Growth Fund II	93.3%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Value Fund	57.1%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Value Fund I	77.7%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Blend Fund	96.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund I	45.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund II	79.1%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund III	40.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund	78.0%	Iowa	Principal Financial Group

42 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage	Jurisdiction under	Parents of
		of Voting	which the Company	Control Person
		Securities	is Organized (when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund I	69.5%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund II	92.9%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2010 Fund	59.6%	Iowa	Principal Financial Group
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2015 Fund	48.5%	North Carolina	Wachovea Corporation
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2020 Fund	60.4%	Iowa	Principal Financial Group
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2025 Fund	62.9%	North Carolina	Wachovea Corporation
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2030 Fund	61.3%	Iowa	Principal Financial Group
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2035 Fund	36.6%	North Carolina	Wachovea Corporation
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2040 Fund	65.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2050 Fund	73.0%	Iowa	Principal Financial Group
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime Strategic Income Fund	59.5%	Iowa	Principal Financial Group
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund	43.7%	Maryland	Principal Financial Group
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Ultra Short Bond Fund	31.8%	Maryland	Principal Financial Group
LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Ultra Short Bond Fund	37.2%	Maryland	Principal Financial Group

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 43
www.Principal.com

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption “The Costs of Investing” in the prospectus for the Class A, B, and C shares.

Shares owned by the Principal LifeTime Funds, SAM Portfolios, or Principal Life Insurance Company must be voted in the same proportion as shares of the Funds owned by other shareholders are voted. Therefore, neither the Principal LifeTime Funds, PIF SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is “The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund.”

Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a “Majority of the Outstanding Voting Securities”).

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.

44 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially more than 5% of the Fund’s outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund’s outstanding shares as of April 7, 2008. The list is presented in alphabetical order by fund.

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Bond & Mortgage Securities Fund Advisors Preferred	93.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Bond & Mortgage Securities Fund Advisors Select	98.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Bond & Mortgage Securities Fund Advisors Signature	99.2
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund Institutional	23.0
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund Institutional	35.8
LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund Institutional	11.9
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund Institutional	17.2
PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS RETIRED 61021 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	Bond & Mortgage Securities Fund Institutional	5.1
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Bond & Mortgage Securities Fund Preferred	6.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Bond & Mortgage Securities Fund Preferred	69.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 45
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

TRUSTAR FBO SOUTHWIRE CO SALARIED 401K PL ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	Bond & Mortgage Securities Fund Preferred	11.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Bond & Mortgage Securities Fund Select	94.0
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Disciplined LargeCap Blend Fund Advisors Preferred	98.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Disciplined LargeCap Blend Fund Advisors Select	99.5
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Disciplined LargeCap Blend Fund Advisors Signature	19.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Disciplined LargeCap Blend Fund Advisors Signature	78.4
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	6.4
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	16.4
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	8.1
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	15.7
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	13.2
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	14.1

46 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Disciplined LargeCap Blend Fund Institutional	11.7
PRINCIPAL TRUST COMPANY FBO ASSOCIATED BANC-CORP DEFERRED COMP PLAN ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	Disciplined LargeCap Blend Fund Preferred	8.7
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Disciplined LargeCap Blend Fund Preferred	78.4
Principal Trust Company FBO AAS DC Plan for Key Employees ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	Disciplined LargeCap Blend Fund Preferred	6.6
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Disciplined LargeCap Blend Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Diversified International Fund Advisors Preferred	95.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Diversified International Fund Advisors Select	96.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Diversified International Fund Advisors Signature	99.4
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Diversified International Fund Class C	11.6
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Diversified International Fund Institutional	28.7
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Diversified International Fund Institutional	33.3

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 47
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Diversified International Fund Institutional	23.3
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Diversified International Fund Preferred	11.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Diversified International Fund Preferred	81.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Diversified International Fund Select	97.7
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Equity Income Fund I Class C	15.3
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Equity Income Fund I Institutional	33.6
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Equity Income Fund I Institutional	35.7
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Equity Income Fund I Institutional	24.9
PRINCIPAL LIFE INSURANCE CO CUST IRA OF JOSEPH O MANZI 155 RIDGE RD RUMSON NJ 07760-1024	Global Real Estate Securities Fund Class A	8.5
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Global Real Estate Securities Fund Class A	7.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Advisors Preferred	5.8

48 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Advisors Preferred	90.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Advisors Select	95.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Government & High Quality Bond Fund Advisors Signature	97.1
EDNA J BROWNLEE TR & ARTHUR E BROWNLEE III TR BROWNLEE LIVING TRUST UA MAY 12 2006 4901 S 153RD ST APT 336 OMAHA NE 68137-5049	Government & High Quality Bond Fund Class C	20.1
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Government & High Quality Bond Fund Class C	5.6
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	Government & High Quality Bond Fund Class C	5.7
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Government & High Quality Bond Fund Institutional	32.0
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Government & High Quality Bond Fund Institutional	24.2
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Government & High Quality Bond Fund Institutional	11.8
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Government & High Quality Bond Fund Institutional	11.4
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Preferred	18.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Preferred	63.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 49
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

CREDIT UNION WEST CORPORATION FBO CREDIT UNION WEST DB PLAN ATTN KAREN ROCH 5811 W TALAVI BLVD GLENDALE AZ 85306-1810	Government & High Quality Bond Fund Select	9.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Government & High Quality Bond Fund Select	90.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	High Quality IntermediateTerm Bond Fund Advisors Preferred	85.4
DCGT AS TTEE AND/OR CUST FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	High Quality IntermediateTerm Bond Fund Advisors Select	79.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	High Quality IntermediateTerm Bond Fund Advisors Select	19.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	High Quality IntermediateTerm Bond Fund Advisors Signature	95.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	High Quality IntermediateTerm Bond Fund Preferred	36.6
DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	High Quality IntermediateTerm Bond Fund Preferred	58.3
DCGT AS TTEE AND/OR CUST FBO CAPITAL CORP OF THE WEST 401 K PLAN ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	High Quality IntermediateTerm Bond Fund Select	29.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	High Quality IntermediateTerm Bond Fund Select	70.5

50 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund Institutional	6.3
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund Institutional	18.9
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund Institutional	10.6
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund Institutional	19.0
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREE DES MOINES IA 50392	High Yield Fund Institutional	38.9
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	High Yield Fund II Class A	5.2
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FOR THE BENEFIT OF MUTUAL FUND CLIENTS MAIL STOP NJ-11-05-20 100 MULBERRY ST GATEWAY CTR 3 FL 11 NEWARK NJ 07102	High Yield Fund II Class A	20.9
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	High Yield Fund II Class C	14.4
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund II Institutional	30.1
SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund II Institutional	6.3
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund II Institutional	15.3
SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund II Institutional	8.4

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 51
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	High Yield Fund II Institutional	13.7
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Income Fund Institutional	49.6
SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Income Fund Institutional	12.0
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Income Fund Institutional	17.3
SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Income Fund Institutional	19.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Inflation Protection Fund Advisors Preferred	87.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Inflation Protection Fund Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Inflation Protection Fund Advisors Signature	100.0
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Inflation Protection Fund Class C	13.0
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Inflation Protection Fund Class C	28.6
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHERYL L ROWLAND 3578 WOODS DR SAND LAKE MI 49343-9510	Inflation Protection Fund Class C	5.2
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Inflation Protection Fund Institutional	14.3
LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Inflation Protection Fund Institutional	17.0

52 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Inflation Protection Fund Institutional	67.8
WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLAN ATTN DEANNA SWERTZIC 1919 DOUGLAS ST OMAHA NE 68102-1316	Inflation Protection Fund Preferred	29.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Inflation Protection Fund Preferred	45.4
BANKERS TRUST COMPANY (E826) FBO PARTNER RE RESTURATION - SALARY DEFERRED PLAN ATTN DEBBIE WILLIAM 453 7TH ST DES MOINES IA 50309-4110	Inflation Protection Fund Preferred	22.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Inflation Protection Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Emerging Markets Fund Advisors Preferred	89.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Emerging Markets Fund Advisors Select	99.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	International Emerging Markets Fund Advisors Signature	97.9
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	6.4
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	17.4
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	9.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 53
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	17.4
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	11.2
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	12.9
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	International Emerging Markets Fund Institutional	8.9
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Emerging Markets Fund Preferred	23.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Emerging Markets Fund Preferred	66.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Emerging Markets Fund Select	98.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Growth Fund Advisors Preferred	94.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Growth Fund Advisors Select	99.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	International Growth Fund Advisors Signature	95.7
PRINCIPAL LIFE INSURANCE CO CUST IRA OF GARY S SHULTZ 620 POWELLS VALLEY RD HALIFAX PA 17032-9662	International Growth Fund Class A	6.7

54 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO CUST IRA OF HAROLD D PRICE 5618 W 131ST TER OVERLAND PARK KS 66209-2925	International Growth Fund Class A	10.2
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	International Growth Fund Class C	19.5
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	International Growth Fund Class C	13.5
NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO JORGE A GUZMAN 31900 SHAKER BLVD PEPPER PIKE OH 44124-5174	International Growth Fund Class C	8.9
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	International Growth Fund Institutional	7.2
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Growth Fund Institutional	19.1
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Growth Fund Institutional	10.6
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	International Growth Fund Institutional	19.2
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	International Growth Fund Institutional	30.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Growth Fund Preferred	85.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	International Growth Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Growth Fund Advisors Preferred	97.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 55
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Growth Fund Advisors Select	90.4
DCGT as TTEE and/or CUST FBO Principal Financial Group Non - Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	LargeCap Growth Fund Advisors Select	9.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	LargeCap Growth Fund Advisors Signature	98.4
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	LargeCap Growth Fund Class C	27.7
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Growth Fund Institutional	7.9
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Growth Fund Institutional	8.3
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Growth Fund Institutional	22.6
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Growth Fund Institutional	25.4
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Growth Fund Institutional	16.5
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	LargeCap Growth Fund Preferred	30.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Growth Fund Preferred	58.0

56 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Growth Fund Select	97.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap S&P 500 Index Fund Advisors Preferred	75.2
TRUSTAR FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	LargeCap S&P 500 Index Fund Advisors Preferred	21.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap S&P 500 Index Fund Advisors Select	95.8
DELAWARE CHARTER GUARANTEE & TRUS FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904 711 HIGH STREET DES MOINES, IA 50303	LargeCap S&P 500 Index Fund Advisors Signature	98.4
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	LargeCap S&P 500 Index Fund Institutional	54.8
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap S&P 500 Index Fund Preferred	6.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap S&P 500 Index Fund Preferred	76.5
DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	LargeCap S&P 500 Index Fund Preferred	7.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap S&P 500 Index Fund Select	97.4

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 57
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL TRUST COMPANY FBO EXEC EXCESS OF LYKES BROS INC ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	LargeCap Value Fund Advisors Preferred	5.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Advisors Preferred	8.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Advisors Preferred	68.8
Principal Trust Company FBO DC with D. James McDowell ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	LargeCap Value Fund Advisors Preferred	5.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Advisors Select	5.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Advisors Select	94.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	LargeCap Value Fund Advisors Signature	16.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	LargeCap Value Fund Advisors Signature	83.3
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	LargeCap Value Fund Class C	7.2
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DAVID E VANLANDINGHAM 5000 S 169TH AVENUE CIR OMAHA NE 68135	LargeCap Value Fund Class C	5.0
MARTHA E BUHROW TOD SUBJECT TO STA TOD RULES 8 SUMMIT ST EAST DUNDEE IL 60118-1028	LargeCap Value Fund Class C	6.2

58 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	9.5
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	24.5
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	15.2
LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	6.6
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	26.3
THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61022 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	LargeCap Value Fund Institutional	10.1
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Preferred	46.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Preferred	41.3
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON - QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	LargeCap Value Fund Select	33.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	LargeCap Value Fund Select	34.4
NATIONWIDE TRUST COMPANY FSB FBO PARTICIPATING RETIREMENT PLANS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	LargeCap Value Fund Select	31.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 59
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Blend Fund Advisors Preferred	84.6
Principal Trust Company FBO Winn Mgt Group 2006 Def Comp Plan Attn: Susan Saggione 1013 Centre Rd Wilmington DE 19805	MidCap Blend Fund Advisors Preferred	5.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Blend Fund Advisors Select	94.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	MidCap Blend Fund Advisors Signature	100.0
THE FULTON COMPANY C/O FULTON FINANCIAL ADVISORS PO BOX 3215 LANCASTER PA 17604-3215	MidCap Blend Fund Institutional	84.6
NFS LLC FEBO HUNTINGTON NATIONAL BANK 7 EASTON OVAL # EA4E70 COLUMBUS OH 43219-6010	MidCap Blend Fund Institutional	7.3
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Blend Fund Preferred	33.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Blend Fund Preferred	53.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Blend Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Growth Fund Advisors Preferred	5.7

60 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Growth Fund Advisors Preferred	82.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	MidCap Growth Fund Advisors Select	100.0
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	MidCap Growth Fund Advisors Signature	95.0
WACHOVIA BANK NC1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	MidCap Growth Fund Institutional	6.4
PATTERSON & CO FBO OMNIBUS C/R/R 9999999971 NC1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	MidCap Growth Fund Institutional	5.6
STATE STREET BANK & TRUST COMPANY FBO HOLLOWWAVE & CO ATTN: MASTER NOTE CONTROL PO BOX 5496 BOSTON MA 02206-5496	MidCap Growth Fund Institutional	36.9
WACHOVIA BANK, N.A. OMNIBUS REIN/REIN 9999999954 1525 WEST WT HARRIS BLVD. CHARLOTTE, NC 28288-1151	MidCap Growth Fund Institutional	39.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Growth Fund Preferred	86.0
PRINCIPAL TRUST COMPANY FBO NEXTEL PRTNRS OP CORP NQ DEF CO MP ATTN SUSAN SAGGIONE 1013 CENTRE ROAD WILMINGTON, DE 19805	MidCap Growth Fund Preferred	6.9
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	MidCap Growth Fund Select	97.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap S&P 400 Index Fund Advisors Preferred	91.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 61
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap S&P 400 Index Fund Advisors Select	97.6
ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO SHEET METAL WORKERS LOCAL UNION 20 PENSION 711 HIGH ST DES MOINES IA 50309-2732	MidCap S&P 400 Index Fund Advisors Signature	9.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	MidCap S&P 400 Index Fund Advisors Signature	85.9
DCGT as TTEE and/or CUST FBO Principal Financial Group Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	MidCap S&P 400 Index Fund Institutional	40.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap S&P 400 Index Fund Preferred	82.7
DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	MidCap S&P 400 Index Fund Preferred	9.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap S&P 400 Index Fund Select	97.7
NATIONWIDE TRUST COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	MidCap Stock Fund Class A	9.9
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	MidCap Stock Fund Class C	15.6
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	MidCap Stock Fund Institutional	27.7
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	MidCap Stock Fund Institutional	37.3

62 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	MidCap Stock Fund Institutional	28.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Value Fund Advisors Preferred	81.9
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON - QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	MidCap Value Fund Advisors Select	8.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Value Fund Advisors Select	91.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	MidCap Value Fund Advisors Signature	97.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Value Fund Preferred	25.4
Principal Trust Company FBO Def Comp of HDR Inc ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	MidCap Value Fund Preferred	60.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	MidCap Value Fund Select	99.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Money Market Fund Advisors Preferred	75.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Money Market Fund Advisors Select	97.8

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 63
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Money Market Fund Advisors Signature	100.0
PERSHING LLC AS AGENT FOR ITS CUSTOMERS ATTN CASH MANAGEMENT SERVICES 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	Money Market Fund Class A	9.7
NATIONAL FINANCIAL SERVICES FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET NEW YORK NY 10281-1003	Money Market Fund Class A	67.1
COMPUTERSHARE INVESTOR SVCS LLC 2 N LA SALLE ST FL 3 CHICAGO IL 60602-4050	Money Market Fund Institutional	11.2
WM FINANCIAL SERVICES INC MISC W/O DISTRICT A ATTN ACCOUNTING DEPARTMENT 1301 2ND AVE WMC 4101 SEATTLE WA 98101	Money Market Fund Institutional	15.6
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Money Market Fund Institutional	20.9
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Money Market Fund Institutional	17.1
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Money Market Fund Institutional	11.6
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Money Market Fund Institutional	8.3
WMFS INSURANCE SERVICES INC 1201 3RD AVE STE 2035 SEATTLE WA 98101-3029	Money Market Fund Institutional	6.1
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Money Market Fund Preferred	10.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Money Market Fund Preferred	48.4

64 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Money Market Fund Select	91.4
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Mortgage Securities Fund Institutional	52.6
SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Mortgage Securities Fund Institutional	12.1
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Mortgage Securities Fund Institutional	18.6
SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Mortgage Securities Fund Institutional	16.8
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners Global Equity Fund Advisors Preferred	99.6
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners Global Equity Fund Advisors Select	68.9
DCGT AS TTEE AND/OR CUST FBO VARIOUS NONQUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners Global Equity Fund Advisors Select	31.1
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners Global Equity Fund Advisors Signature	98.2
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners Global Equity Fund Institutional	100.0
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners Global Equity Fund Preferred	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 65
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON - QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners Global Equity Fund Select	61.3
WOODMONT COUNTRY CLUB FBO EXEC 457 B RETIREMENT PLAN OF WOODMONT CC ATTN KENNETH KINKA 1201 ROCKVILLE PIKE ROCKVILLE MD 20852-1409	Partners Global Equity Fund Select	10.0
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners Global Equity Fund Select	28.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners International Fund Advisors Preferred	91.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners International Fund Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners International Fund Advisors Signature	99.7
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Partners International Fund Institutional	5.1
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners International Fund Institutional	12.9
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners International Fund Institutional	7.3
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners International Fund Institutional	12.8
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners International Fund Institutional	57.1

66 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO PRINCIPA FINACIAL GROUP 711 HIGH STREET DES MOINES, IA 50303	Partners International Fund Preferred	95.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners International Fund Select	94.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund Advisors Preferred	99.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund Advisors Select	99.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Blend Fund Advisors Signature	100.0
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Partners LargeCap Blend Fund Class C	7.4
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Blend Fund Institutional	85.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund Preferred	98.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund Select	97.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund I Advisors Preferred	91.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 67
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund I Advisors Select	96.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Blend Fund I Advisors Signature	99.9
PRINCIPAL LIFE INSURANCE CO CUST IRA MARK F OCONNOR 18 WETHERILL LN CHESTER SPRGS PA 19425-2918	Partners LargeCap Blend Fund I Class C	7.9
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	Partners LargeCap Blend Fund I Class C	9.1
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O FAYE HAGNER 6510 E YOSEMITE AVE ORANGE CA 92867-2468	Partners LargeCap Blend Fund I Class C	5.5
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Blend Fund I Institutional	12.6
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Blend Fund I Institutional	31.2
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Blend Fund I Institutional	16.0
LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Blend Fund I Institutional	6.5
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Blend Fund I Institutional	29.5
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund I Preferred	36.3
WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLANLAS ST ATTN DEANNA SWERTZ 1919 DOUGLAS ST OMAHA NE 68102-1316	Partners LargeCap Blend Fund I Preferred	14.5

68 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund I Preferred	44.2
WOODMONT COUNTRY CLUB FBO EXEC 457 B RETIREMENT PLAN OF WOODMONT CC ATTN KENNETH KINKA 1201 ROCKVILLE PIKE ROCKVILLE MD 20852-1409	Partners LargeCap Blend Fund I Select	5.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Blend Fund I Select	94.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund I Advisors Preferred	96.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund I Advisors Select	99.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Growth Fund I Advisors Signature	98.3
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Partners LargeCap Growth Fund I Class C	5.1
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund I Institutional	13.3
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund I Institutional	8.1
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund I Institutional	13.4
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Growth Fund I Institutional	56.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 69
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund I Preferred	5.1
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners LargeCap Growth Fund I Preferred	11.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund I Preferred	79.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund I Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund II Advisors Preferred	93.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund II Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Growth Fund II Advisors Signature	100.0
DONALD J BERNSTEIN TRANSFER ON DEATH SUBJECT TO STA TOD RULES 148 CRYSTAL KEY WAY BOYNTON BEACH FL 33426-5210	Partners LargeCap Growth Fund II Class C	13.2
PRINCIPAL LIFE INSURANCE CO CUST IRA OF PAUL S UDOWYCHENKO PO BOX 306 BELLE MEAD NJ 08502-0306	Partners LargeCap Growth Fund II Class C	14.8
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O ELMER R PETERS 2882 VILLA CT BETTENDORF IA 52722-7554	Partners LargeCap Growth Fund II Class C	6.5
STEPHEN W MULLEN AND PAGE F MULLEN JTWROS 131 GRAND LAGOON SHORES DR PANAMA CITY FL 32408-5107	Partners LargeCap Growth Fund II Class C	5.9

70 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Growth Fund II Institutional	47.7
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund II Institutional	17.8
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund II Institutional	14.3
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Growth Fund II Institutional	12.0
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners LargeCap Growth Fund II Preferred	14.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund II Preferred	83.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Growth Fund II Select	98.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund Advisors Preferred	97.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund Advisors Select	99.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund Advisors Signature	98.5
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Value Fund Institutional	6.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 71
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Value Fund Institutional	6.4
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Value Fund Institutional	75.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund Preferred	94.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund Select	97.9
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund I Advisors Preferred	98.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund I Advisors Select	90.3
DCGT as TTEE and/or CUST FBO Principal Financial Group Non-Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners LargeCap Value Fund I Advisors Select	9.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund I Advisors Signature	99.6
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Value Fund I Institutional	10.8
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Value Fund I Institutional	6.4
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners LargeCap Value Fund I Institutional	11.2

72 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners LargeCap Value Fund I Institutional	63.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners LargeCap Value Fund I Preferred	94.1
CREDIT UNION WEST CORPORATION FBO CREDIT UNION WEST DB PLAN ATTN KAREN ROCH 5811 W TALAVI BLVD GLENDALE AZ 85306-1810	Partners LargeCap Value Fund I Select	5.2
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners LargeCap Value Fund I Select	94.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund II Advisors Preferred	88.4
California Society of CPAs FBO 457b of CA Society of CPAs ATTN Tannis Kirschenbaum 1235 Radio Road Redwood City, Ca 94065	Partners LargeCap Value Fund II Advisors Preferred	5.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund II Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund II Advisors Signature	100.0
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners LargeCap Value Fund II Institutional	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners LargeCap Value Fund II Preferred	99.5
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners LargeCap Value Fund II Select	93.7

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 73
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund Advisors Preferred	98.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund Advisors Select	99.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund Advisors Signature	100.0
FIRST CLEARING, LLC A/C 5443-3893 FRANK P LYONS & MARY T LYONS JT TEN PO BOX 972 OLD TUXEDO ROAD	Partners MidCap Growth Fund Class C	8.3
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners MidCap Growth Fund Institutional	8.9
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners MidCap Growth Fund Institutional	5.1
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners MidCap Growth Fund Institutional	9.5
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners MidCap Growth Fund Institutional	73.2
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund Preferred	22.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund Preferred	72.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund Select	99.8

74 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund I Advisors Preferred	94.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund I Advisors Select	93.0
DCGT as TTEE and/or CUST FBO Principal Financial Group Non - Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners MidCap Growth Fund I Advisors Select	7.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund I Advisors Signature	99.7
LINDA L LONNBERG-PARDINI TR LINDA L LONNBERG-PARDINI TRUST UA DEC 02 2003 1947 CHALON GLEN CT LIVERMORE CA 94550-8206	Partners MidCap Growth Fund I Class A	6.0
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Partners MidCap Growth Fund I Class C	6.0
PRINCIPAL LIFE INSURANCE CO CUST IRA OF PAUL S UDOWYCHENKO PO BOX 306 BELLE MEAD NJ 08502-0306	Partners MidCap Growth Fund I Class C	8.1
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DEBRA J SCHWANE N48W16125 LONE OAK LN MENOMONEE FLS WI 53051-7529	Partners MidCap Growth Fund I Class C	7.2
PRINCIPAL LIFE INSURANCE CO CUST IRA OF BARBARA REED 12440 MOSS RANCH RD MIAMI FL 33156-5717	Partners MidCap Growth Fund I Class C	5.3
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O NORA V CLAVIJO 13428 SW 62ND ST APT I109 MIAMI FL 33183-5081	Partners MidCap Growth Fund I Class C	6.1
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Growth Fund I Institutional	99.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund I Preferred	97.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 75
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Growth Fund I Select	99.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund II Advisors Preferred	98.7
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP NON-QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners MidCap Growth Fund II Advisors Select	5.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund II Advisors Select	94.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund II Advisors Signature	99.9
PRINCIPAL LIFE INSURANCE CO FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392	Partners MidCap Growth Fund II Institutional	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund II Preferred	76.3
PRINCIPAL TRUST COMPANY TTEE FBO JOHN WAGNER ASSOC EXEC NQ SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON, DE 19805	Partners MidCap Growth Fund II Preferred	7.7
Principal Trust Company FBO AAS DC Plan for Key Employees ATTN Susan Saggione 1013 Centre Rd Wilmington, DE 19805	Partners MidCap Growth Fund II Preferred	5.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Growth Fund II Select	97.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund Advisors Preferred	94.2

76 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund Advisors Select	99.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Value Fund Advisors Signature	5.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Value Fund Advisors Signature	94.4
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O CHRISTINE WOGEE 2241 ARDSHEAL DR LA HABRA HGTS CA 90631-7704	Partners MidCap Value Fund Class C	5.8
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Value Fund Institutional	84.4
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners MidCap Value Fund Preferred	16.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund Preferred	77.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund Select	98.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund I Advisors Preferred	94.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund I Advisors Select	96.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Value Fund I Advisors Signature	99.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 77
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners MidCap Value Fund I Institutional	5.3
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners MidCap Value Fund I Institutional	6.2
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners MidCap Value Fund I Institutional	82.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners MidCap Value Fund I Preferred	71.2
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners MidCap Value Fund I Preferred	24.2
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners MidCap Value Fund I Select	99.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Blend Fund Advisors Preferred	97.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Blend Fund Advisors Select	12.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Blend Fund Advisors Select	87.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Blend Fund Advisors Signature	100.0
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Blend Fund Institutional	100.0

78 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Blend Fund Preferred	94.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Blend Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund I Advisors Preferred	84.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund I Advisors Select	98.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Growth Fund I Advisors Signature	100.0
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund I Institutional	15.3
LIFETIME 2050 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund I Institutional	7.8
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund I Institutional	23.0
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund I Institutional	51.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund I Preferred	95.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund I Select	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 79
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund II Advisors Preferred	93.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund II Advisors Select	95.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Growth Fund II Advisors Signature	95.5
BELEVIA A GIBSON 2607 FONDULAC DR EAST PEORIA IL 61611-2222	Partners SmallCap Growth Fund II Class C	16.3
PRINCIPAL LIFE INSURANCE CO CUST IRA OF BARBARA REED 12440 MOSS RANCH RD MIAMI FL 33156-5717	Partners SmallCap Growth Fund II Class C	5.1
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund II Institutional	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund II Preferred	93.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund II Select	97.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Growth Fund III Advisors Preferred	95.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund III Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Growth Fund III Advisors Signature	100.0

80 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund III Institutional	8.2
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund III Institutional	21.5
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund III Institutional	8.5
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Growth Fund III Institutional	15.9
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Growth Fund III Institutional	40.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Growth Fund III Preferred	94.8
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Partners SmallCap Growth Fund III Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund Advisors Preferred	96.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund Advisors Select	13.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund Advisors Select	86.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Value Fund Advisors Signature	100.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 81
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund Institutional	98.6
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners SmallCap Value Fund Preferred	23.5
DELAWARE CHARTER GUARANTEE & TRUS FBO PRINCIPAL FINANCIAL GROUP OMNI US NON-QUALIFIED P.O. BOX 8963 WILMINGTON, DE 19805	Partners SmallCap Value Fund Preferred	7.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund Preferred	67.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund I Advisors Preferred	94.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund I Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Value Fund I Advisors Signature	99.7
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Value Fund I Institutional	6.2
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Partners SmallCap Value Fund I Institutional	8.9
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund I Institutional	81.1

82 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners SmallCap Value Fund I Preferred	11.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund I Preferred	80.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund I Select	97.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund II Advisors Preferred	99.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund II Advisors Select	99.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Value Fund II Advisors Signature	100.0
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Partners SmallCap Value Fund II Institutional	99.3
DCGT AS TTEE AND/OR CUST FBO MEDICAL SERVICES OF NORTHWEST ARKANSAS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Partners SmallCap Value Fund II Preferred	42.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Partners SmallCap Value Fund II Preferred	52.7
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Partners SmallCap Value Fund II Select	97.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 83
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Preferred Securities Fund Advisors Preferred	95.8
IRWIN HOLDINGS COMPANY AND AFFILIAT FBO SUPPLEMENTAL EXEC RET PLAN OF IRWIN HOLDINGS COMPANY AND AFFI ATTN KAREN WILLIAMSON 1580 W CARSON ST LONG BEACH CA 90810-1455	Preferred Securities Fund Advisors Select	9.6
DCGT AS TTEE AND/OR CUST FBO VARIOUS QUALIFIED PLANS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50303	Preferred Securities Fund Advisors Select	86.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Preferred Securities Fund Advisors Signature	99.7
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Preferred Securities Fund Class A	44.2
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Preferred Securities Fund Class C	68.7
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	11.4
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	20.3
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	5.7
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	14.4
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Preferred Securities Fund Institutional	14.6
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	12.8

84 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Preferred Securities Fund Institutional	5.2
WELLS FARGO TRUST COMPANY FBO WORLD INSURANCE CO EXECUTIVE SERP PLAN ATTN DEANNA SWERTZIC 1919 DOUGLAS ST OMAHA NE 68102-1316	Preferred Securities Fund Preferred	19.3
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Preferred Securities Fund Preferred	77.3
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Preferred Securities Fund Select	95.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2010 Fund Advisors Preferred	95.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2010 Fund Advisors Select	99.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime 2010 Fund Advisors Signature	99.5
BPPR EBS 209 MUNOZ RIVERA AVE SAN JUAN PR 00918-1000	Principal LifeTime 2010 Fund Class A	23.3
PRINCIPAL LIFE INSURANCE CO CUST IRA OF HENLEY W JOHNS 32180 AUGUSTA DR AVON LAKE OH 44012-2710	Principal LifeTime 2010 Fund Class C	12.6
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2010 Fund Institutional	97.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2010 Fund Preferred	94.7

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 85
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	PIF - Principal LifeTime 2010 Fund Select	98.5
PRINCIPAL LIFE INSURANCE CO CUST IRA OF SUZAN M MARX 23644 REAL CT VALENCIA CA 91355-2124	Principal LifeTime 2015 Fund Institutional	19.3
PRINCIPAL LIFE INSURANCE CO CUST IRA OF DEBORAH J REIFSNYDER 314 WESTHOLM BLVD SYRACUSE NY 13219-2950	Principal LifeTime 2015 Fund Institutional	9.3
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET G-012-N11 DES MOINES IA 50392-9992	Principal LifeTime 2015 Fund Institutional	56.9
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2015 Fund Preferred	98.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2020 Fund Advisors Preferred	96.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2020 Fund Advisors Select	99.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime 2020 Fund Advisors Signature	98.4
BPPR EBS 209 MUNOZ RIVERA AVE SAN JUAN PR 00918-1000	Principal LifeTime 2020 Fund Class A	16.7
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2020 Fund Institutional	97.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2020 Fund Preferred	93.0

86 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2020 Fund Select	96.0
PRINCIPAL LIFE INSURANCE CO CUST IRA OF JOHN J CUMMINS 9591 RIO GRANDE ST VENTURA CA 93004-3067	Principal LifeTime 2025 Fund Institutional	9.4
PRINCIPAL LIFE INS CO CUST IRA OF ROBYN RICIGLIANO 13 CREVELING RD BLOOMSBURY NJ 08804-6001	Principal LifeTime 2025 Fund Institutional	5.4
PRINCIPAL LIFE INSURANCE CO CUST IRA OF GLEN K SZELESTEY 8144 CRESTWAY RD CLAYTON OH 45315-8959	Principal LifeTime 2025 Fund Institutional	5.9
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET G-012-N11 DES MOINES IA 50392-9992	Principal LifeTime 2025 Fund Institutional	49.8
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O FRED L KABELL 7026 LAKESHORE DR RAYTOWN MO 64133-6157	Principal LifeTime 2025 Fund Institutional	8.7
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2025 Fund Preferred	98.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2030 Fund Advisors Preferred	96.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2030 Fund Advisors Select	99.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime 2030 Fund Advisors Signature	98.7
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2030 Fund Institutional	96.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 87
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2030 Fund Preferred	94.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2030 Fund Select	97.8
PRINCIPAL LIFE INS CO CUST IRA OF KURT M TAMARU 12376 PALMER DR MOORPARK CA 93021-8780	Principal LifeTime 2035 Fund Institutional	8.8
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET G-012-N11 DES MOINES IA 50392-9992	Principal LifeTime 2035 Fund Institutional	68.2
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2035 Fund Preferred	97.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2040 Fund Advisors Preferred	95.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2040 Fund Advisors Select	99.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime 2040 Fund Advisors Signature	99.3
NFS LLC FEBO JACQUELINE F BUNDY TOD ON FILE 22543 BERDON ST WOODLAND HILLS CA 91367-4409	Principal LifeTime 2040 Fund Class C	6.7
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2040 Fund Institutional	96.6

88 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2040 Fund Preferred	96.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2040 Fund Select	95.6
PRINCIPAL LIFE INSURANCE CO CUST IRA HUSSNE AHMED 803 WOODLAKE DR COPPELL TX 75019-2847	Principal LifeTime 2045 Fund Institutional	8.8
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET G-012-N11 DES MOINES IA 50392-9992	Principal LifeTime 2045 Fund Institutional	9.9
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2045 Fund Preferred	75.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2050 Fund Advisors Preferred	96.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2050 Fund Advisors Select	99.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime 2050 Fund Advisors Signature	95.9
PRINCIPAL LIFE INS CO CUST IRA CAROL V NOLAN 607 MOURNING DOVE CIR LAKE MARY FL 32746-3933	Principal LifeTime 2050 Fund Class B	6.0
PERSHING LLC P. O. BOX 2052 JERSEY CITY NJ 07303-2052	Principal LifeTime 2050 Fund Class C	5.0
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime 2050 Fund Institutional	97.9

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 89
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2050 Fund Preferred	94.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime 2050 Fund Select	94.9
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET G-012-N11 DES MOINES IA 50392-9992	Principal LifeTime 2055 Fund Institutional	6.9
WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 9888888836 NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	Principal LifeTime 2055 Fund Preferred	53.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime Strategic Income Fund Advisors Preferred	97.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS NONQUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime Strategic Income Fund Advisors Select	5.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime Strategic Income Fund Advisors Select	94.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Principal LifeTime Strategic Income Fund Advisors Signature	99.9
BPPR EBS 209 MUNOZ RIVERA AVE SAN JUAN PR 00918-1000	Principal LifeTime Strategic Income Fund Class A	41.0
PRINCIPAL LIFE INSURANCE CO CUST IRA OF THOMAS J SONDAG 2258 TAMARACK DR DOWNERS GROVE IL 60515-4262	Principal LifeTime Strategic Income Fund Class A	11.7
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O DELORES E BUHRMAN 514 MILLER ST HOLDREGE NE 68949-2057	Principal LifeTime Strategic Income Fund Class B	5.9

90 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Principal LifeTime Strategic Income Fund Class B	6.5
NFS LLC FEBO LARRY ANDERSON DDS PA DEFINED BENEF LARRY ANDERSON TTEE U/A 12/12/02 877 111TH AVE N STE 3 NAPLES FL 34108-1853	Principal LifeTime Strategic Income Fund Class B	7.4
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	Principal LifeTime Strategic Income Fund Class B	5.7
PRINCIPAL LIFE INSURANCE CO CUST IRA OF ROBERT C CORE 420 N MICHIGAN ST LAKE CITY IA 51449-1059	Principal LifeTime Strategic Income Fund Class C	5.1
PRINCIPAL LIFE INSURANCE CO CUST IRA R/O RONALD R THOMAS 2904 ABERCORN DR LAS VEGAS NV 89134-7440	Principal LifeTime Strategic Income Fund Class C	20.4
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Principal LifeTime Strategic Income Fund Institutional	98.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime Strategic Income Fund Preferred	91.3
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Principal LifeTime Strategic Income Fund Select	96.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Real Estate Securities Fund Advisors Preferred	76.1
TRUSTAR FBO THE CHURCH OF GOD ATTN NPIO TRADE DESK P.O. BOX 8963 WILMINGTON, DE 19899	Real Estate Securities Fund Advisors Preferred	18.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Real Estate Securities Fund Advisors Select	99.5
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Real Estate Securities Fund Advisors Signature	96.2

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 91
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL LIFE INSURANCE CO CUST IRA R/O ROBERT A COGBURN RR 2 BOX 168 CHEYENNE OK 73628-9652	Real Estate Securities Fund Class C	10.0
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	9.9
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	17.5
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	5.7
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	12.7
PRINCIPAL LIFE INSURANCE CO C/O PENSION TRADE DESK PO BOX 9397 DES MOINES, IA 50306-9397	Real Estate Securities Fund Institutional	18.5
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	8.1
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	10.0
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Real Estate Securities Fund Institutional	6.2
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Real Estate Securities Fund Preferred	12.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Real Estate Securities Fund Preferred	72.9
DCGT as TTEE and/or CUST FBO THE WESLEYAN PENSION FUND ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Real Estate Securities Fund Preferred	5.7

92 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Real Estate Securities Fund Select	96.7
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Balanced Portfolio Advisors Preferred	98.3
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Balanced Portfolio Advisors Select	83.4
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Balanced Portfolio Advisors Signature	86.0
ORANGEWOOD CHILDRENS FOUNDATION FBO EXEC 457B OF ORANGEWOOD CHILD FDN ATTN JAMI SMITH 1575 E 17TH ST SANTA ANA CA 92705-8506	SAM Balanced Portfolio Advisors Signature	5.1
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	SAM Balanced Portfolio Institutional	99.8
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Balanced Portfolio Preferred	5.7
PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Balanced Portfolio Preferred	90.5

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 93
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Balanced Portfolio Select	99.4
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Balanced Portfolio Advisors Preferred	91.1
PRINCIPAL TRUST COMPANY FBO EXEC DEF COMP OF CATLIN INC ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Conservative Balanced Portfolio Advisors Preferred	7.1
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Balanced Portfolio Advisors Select	98.4
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALI FIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Balanced Portfolio Advisors Signature	85.2
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	SAM Conservative Balanced Portfolio Class J	5.1
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	SAM Conservative Balanced Portfolio Institutional	99.8
PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Conservative Balanced Portfolio Preferred	19.0
PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Conservative Balanced Portfolio Preferred	70.2

94 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Balanced Portfolio Select	22.6
BANK OF IRELAND US GROUP FBO LT INCENTIVE PLAN OF BANK OF IREELAND ATTN DIANE MORRISON 282 ROUTE 101 LIBERTY PARK #15 AMHERST NH 03031	SAM Conservative Balanced Portfolio Select	76.7
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Growth Portfolio Advisors Preferred	97.1
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Growth Portfolio Advisors Select	98.9
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Growth Portfolio Advisors Signature	84.6
ORANGEWOOD CHILDRENS FOUNDATION FBO EXEC 457B OF ORANGEWOOD CHILD FDN ATTN JAMI SMITH 1575 E 17TH ST SANTA ANA CA 92705-8506	SAM Conservative Growth Portfolio Advisors Signature	7.7
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	SAM Conservative Growth Portfolio Institutional	99.9
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Growth Portfolio Preferred	43.9
AMT- THE ASSOCIATION OF MANUFACTURI FBO 457B AND 457F PLANS ATTN LINDA MONTFORT 7901 WESTPARK DR MCLEAN VA 22102-4206	SAM Conservative Growth Portfolio Preferred	5.1

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 95
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Conservative Growth Portfolio Preferred	34.8
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Conservative Growth Portfolio Select	99.6
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Flexible Income Portfolio Advisors Preferred	96.1
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Flexible Income Portfolio Advisors Select	90.5
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Flexible Income Portfolio Advisors Signature	55.2
PRINCIPAL LIFE INSURANCE CO CUST IRA OF THOMAS F WAGNER 320 ELBRIDGE AVE COVERDALE CA 93425	SAM Flexible Income Portfolio Class J	10.0
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	SAM Flexible Income Portfolio Institutional	10.6
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	SAM Flexible Income Portfolio Institutional	85.3
PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Flexible Income Portfolio Preferred	25.9
PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Flexible Income Portfolio Preferred	64.3

96 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Flexible Income Portfolio Select	96.5
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Strategic Growth Portfolio Advisors Preferred	97.3
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Strategic Growth Portfolio Advisors Select	97.1
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Strategic Growth Portfolio Advisors Signature	97.0
PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL FINANCIAL GROUP OMNIB US WRAPPED ATTN NPIO TRADE DESK 711 HIGH STREET T-008-E20 DES MOINES IA 50392-9992	SAM Strategic Growth Portfolio Institutional	99.5
PRINCIPAL TRUST COMPANY FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Strategic Growth Portfolio Preferred	23.3
PRINCIPAL TRUST COMPANY FBO SAN ANTONIO FED CU SECOND SERP ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	SAM Strategic Growth Portfolio Preferred	50.8
DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	SAM Strategic Growth Portfolio Select	99.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Short-Term Bond Fund Advisors Preferred	75.0

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 97
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Short-Term Bond Fund Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	Short-Term Bond Fund Advisors Signature	97.2
PRINCIPAL LIFE INSURANCE CO CUST IRA RONALD D MOON 2171 BELMONT DR ANCHORAGE AK 99517-1353	Short-Term Bond Fund Class C	5.4
PRINCIPAL TRUST COMPANY TTEE FBO LION APPAREL ,NQ DEF COMP PL ATTN: SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON, DE 19805-1265	Short-Term Bond Fund Preferred	10.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Short-Term Bond Fund Preferred	71.1
PRINCIPAL TRUST COMPANY FBO GEISINGER SYS SVC SEVERANCE PL N ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON, DE 19805	Short-Term Bond Fund Preferred	7.1
DCGT AS TTEE AND/OR CUST FBO CAPITAL CORP OF THE WEST 401 K PLAN ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50309-2732	Short-Term Bond Fund Select	61.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Short-Term Bond Fund Select	10.2
DCGT as TTEE and/or CUST FBO Principal Financial Group Qualified FIA Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	Short-Term Bond Fund Select	28.0
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund Institutional	48.0
SAM CONS BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund Institutional	10.3

98 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund Institutional	14.9
SAM FLEXIBLE INCOME PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund Institutional	21.6
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Short-Term Income Fund Institutional	5.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Blend Fund Advisors Preferred	80.8
Buffalo Wild Wings Inc FBO Buffalo Wild Wings Mgmt DC Plan ATTN Lori Jenkins 1600 Utica Avenue S Minneapolis, MN 55416	SmallCap Blend Fund Advisors Preferred	10.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Blend Fund Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	SmallCap Blend Fund Advisors Signature	100.0
PRINCIPAL LIFE INSURANCE CO CUST IRA OF GARY D STROUP 840 CORTEZ ST DENVER CO 80221-3561	SmallCap Blend Fund Class C	5.4
THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61022 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	PIF - SmallCap Blend Fund Institutional	12.3
PRINCIPAL TRUST FOR LIFE INS BENEFITS FOR EE’S 61006 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	SmallCap Blend Fund Institutional	6.9
PRINCIPAL TRUST FOR HEALTH BENEFITS FOR IND FIELD 61009 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	SmallCap Blend Fund Institutional	10.7

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 99
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

THE PRINCIPAL TRUST FOR POST- RETIREMENT MEDICAL BENEFITS 61021 ATTN STEPHANIE HUFFMAN S-001-S60 PRINCIPAL FINANCIAL GROUP DES MOINES IA 50392-0001	SmallCap Blend Fund Institutional	63.5
BANKERS TRUST COMPANY FBO NQ EXCESS PLAN OF DENKOR ATTN: DEBBIE WILLIAMS 453 7TH ST DES MOINES IA 50309-4110	SmallCap Blend Fund Preferred	7.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Blend Fund Preferred	52.8
Principal Trust Company FBO Exec NQ Excess of Keller Founda tion Attn: Susan Saggione 1013 Centre Rd Wilmington DE 19805	SmallCap Blend Fund Preferred	10.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Blend Fund Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Growth Fund Advisors Preferred	97.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	PIF - SmallCap Growth Fund Advisors Select	100.0
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	SmallCap Growth Fund Advisors Signature	97.3
PERSHING LLC P O BOX 2052 JERSEY CITY NJ 07303-2052	SmallCap Growth Fund Class C	6.9
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	SmallCap Growth Fund Class C	6.1
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Growth Fund Institutional	30.3

100 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Growth Fund Institutional	33.5
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Growth Fund Institutional	22.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Growth Fund Preferred	98.5
DCGT as TTEE and/or CUST FBO Various Qualified Plans ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	SmallCap Growth Fund Select	99.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap S&P 600 Index Fund Advisors Preferred	94.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap S&P 600 Index Fund Advisors Select	97.7
ATTN NPIO TRADE DESK DCGT AS TTEE AND/OR CUST FBO SHEET METAL WORKERS LOCAL UNION 20 PENSION 711 HIGH ST DES MOINES IA 50309-2732	SmallCap S&P 600 Index Fund Advisors Signature	12.1
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	SmallCap S&P 600 Index Fund Advisors Signature	86.9
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap S&P 600 Index Fund Institutional	16.0
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap S&P 600 Index Fund Institutional	33.7
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap S&P 600 Index Fund Institutional	9.4

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 101
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap S&P 600 Index Fund Institutional	18.6
DCGT as TTEE and/or CUST FBO Principal Financial Group Qualified Prin Advtg Omnibus ATTN NPIO TRADE DESK 711 High Street Des Moines, IA 50303	SmallCap S&P 600 Index Fund Institutional	6.0
DELAWARE CHARTER GUAR & TRUST FBO PRINCIPAL FINANCIAL GROUP ATTN: RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap S&P 600 Index Fund Preferred	7.8
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap S&P 600 Index Fund Preferred	85.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap S&P 600 Index Fund Select	94.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Value Fund Advisors Preferred	96.6
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Value Fund Advisors Select	99.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS 711 HIGH STREET DES MOINES, IA 50303	SmallCap Value Fund Advisors Signature	96.2
SISTER MARY FRANCIS & SISTER MAUREEN THERESA TTEES FRANCISCAN MISSIONARY SISTERS OF OUR LADY OF SORROWS INC 2381 LAUREL GLEN RD SOQUEL CA 95073-9719	SmallCap Value Fund Class B	5.2
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	SmallCap Value Fund Class C	14.3

102 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	7.0
LIFETIME 2020 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	18.5
LIFETIME 2040 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	7.4
LIFETIME 2030 FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	13.7
SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	12.2
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	15.2
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	SmallCap Value Fund Institutional	12.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Value Fund Preferred	88.7
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	SmallCap Value Fund Select	99.9
MG TRUST COMPANY CUST FBO STEPHEN C DOMBROVSKI SOLO K 700 17TH ST STE 300 DENVER CO 80202-3531	Tax-Exempt Bond Fund I Class C	6.3
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Tax-Exempt Bond Fund I Class C	7.0
LPL FINANCIAL SERVICES A/C 1089-6851 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	Tax-Exempt Bond Fund I Class C	11.6

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 103
www.Principal.com

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

PRINCIPAL TRUST COMPANY FBO EXEC DEF COMP OF CATLIN INC ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265	Ultra Short Bond Fund Advisors Preferred	18.9
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Ultra Short Bond Fund Advisors Preferred	80.4
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Ultra Short Bond Fund Advisors Select	99.6
WELLS FARGO INVESTMENTS LLC A/C 3943-2331 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Ultra Short Bond Fund Class A	5.8
PERSHING LLC P. O. BOX 2052 JERSEY CITY NJ 07303-2052	Ultra Short Bond Fund Class A	5.5
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 3RD FL JACKSONVILLE FL 32246-6484	Ultra Short Bond Fund Class C	44.3
LIFETIME 2010 FUND ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	Ultra Short Bond Fund Institutional	43.6
LIFETIME STRATEGIC INCOME FUND ATTN MUTUAL FUND ACCOUNTING- H221 711 HIGH ST DES MOINES IA 50392-0001	Ultra Short Bond Fund Institutional	51.1
H&R BLOCK FINANCIAL ADVISORS A/C 7073-6099 THE DIME BUILDING 719 GRISWOLD ST STE 1700 DETROIT MI 48226-3318	Ultra Short Bond Fund Preferred	5.1
KOBE PRECISION INC FBO EXEC EXCESS OF KOBE PRECISION ATTN CLARIE WU 1510 ZEPHYR AVE HAYWOOD CA 94544-7800	Ultra Short Bond Fund Preferred	5.2
DELAWARE CHARTER GUARANTEE & TRUS FBO VARIOUS QUALIFIED PLANS FBO PRINCIPAL FINANCIAL GROUP ATTN RIS NPIO TRADE DESK 711 HIGH STREET DES MOINES, IA 50392	Ultra Short Bond Fund Preferred	89.7

104 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

		Percentage
		of Ownership
		of a Fund
Principal Holders of Securities – Name and Address	Fund and Class Name	by Class

SAM BALANCED PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING -H221 711 HIGH ST DES MOINES IA 50392-0001	West Coast Equity Fund Institutional	31.1
SAM CONS GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	West Coast Equity Fund Institutional	36.3
SAM STRATEGIC GROWTH PORTFOLIO PIF ATTN MUTUAL FUND ACCOUNTING-H221 711 HIGH ST DES MOINES IA 50392-0001	West Coast Equity Fund Institutional	27.9

Management Ownership
As of April 7, 2008 the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Fund(s):	Partners LargeCap Value and Partners SmallCap Growth I
Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”). AXA, AXA Financial, Inc., AXA Equitable Life Insurance Company (“AXA Equitable”), and certain subsidiaries of AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBenstein. AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s):	Partners LargeCap Growth II and Partners LargeCap Value II
Sub-Advisor:	American Century Investment Management, Inc. (“American Century”) was founded in 1958. American Century Investment Management is a direct, wholly-owned subsidiary of American Century Companies, Inc. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s):	Partners SmallCap Value
Sub-Advisor:	Ark Asset Management Co., Inc. (“Ark Asset”) is an independent, 100% employee owned investment management firm. Ark Asset’s offices are located at 125 Broad Street, New York, NY 10004.

Fund(s):	MidCap Value
Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 105
www.Principal.com

Fund(s):	LargeCap Growth, MidCap Growth, and Partners SmallCap Growth III
Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Fund(s):	Partners SmallCap Value II
Sub-Advisor:	Dimensional Fund Advisors Inc. (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.
Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.
Sub-Advisor:	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Fund(s):	Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity
Sub-Advisor:	Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Fund(s):	Partners SmallCap Growth Fund II
Sub-Advisor:	Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald Advisers is indirectly controlled by Joseph Besecker. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.
Sub-Advisor:	Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers Group, Inc., a publically reporting diversified asset management company. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Fund(s):	Partners LargeCap Blend I and Partners MidCap Value I
Sub-Advisor:	Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

Fund(s):	High Yield, Partners Global Equity and Partners SmallCap Value I
Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s):	Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor:	Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Fund(s):	Partners SmallCap Growth III
Sub-Advisor:	Mazama Capital Management, Inc. (“Mazama”) is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

106 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Fund(s):	Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

Fund(s):	California Municipal and Tax-Exempt Bond I
Sub-Advisor:	Morgan Stanley Investment Management Inc. d/b/a Van Kampen (”Van Kampen”), 522 Fifth Avenue, New York, NY 10036, acts as sub-advisor to the California Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Fund(s):	Partners MidCap Value
Sub-Advisor:	Neuberger Berman Management, Inc. (“Neuberger Berman”) is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.
Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

Fund(s):	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, and Ultra Short Bond Funds.
Sub-Advisor:	Principal Global Investors, LLC (“PGI”) is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392. It has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s):	High Yield
Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.
Sub-Advisor:	Lehman Brothers Asset Management LLC (“Lehman Brothers”), 190 South LaSalle Street, Chicago, IL 60603, is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

Fund(s):	Global Real Estate Securities and Real Estate Securities
Sub-Advisor:	Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal -REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 107
www.Principal.com

Fund(s):	Partners International
Sub-Advisor:	Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company) (“Pyramis”) is the Sub-Advisor. Pyramis’s address is 53 State Street, Boston, MA 02109.

Fund(s):	Preferred Securities
Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

Fund(s):	Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s):	Partners MidCap Growth
Sub-Advisor:	Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s):	Partners MidCap Growth II
Sub-Advisor:	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.
Sub-Advisor:	MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-exempt clients. MacKay Shields has one office that is located at 9 West 57th Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

Fund(s):	Partners LargeCap Value I
Sub-Advisor:	UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

The Sub-Sub-Advisors
PGI, has entered into a sub-sub-advisory agreement with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Funds’ assets allocated to it consistent with the Funds’ investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by the Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreement, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum.

108 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or PGI is named below, together with the capacities in which such person is affiliated:

Name	Office Held With The Fund	Office Held With Principal/PGI
Craig L Bassett	Treasurer	Treasurer (Principal); Vice President and Treasurer (PGI)
Michael J. Beer	Executive Vice President and Chief Financial Officer	Director, Executive Vice President and Chief Operating Officer (Principal) Mutual Funds
Randy L. Bergstrom	Assistant Tax Counsel	Counsel (PGI)
David J. Brown	Chief Compliance Officer	Officer Senior Vice President (Principal)
Jill R. Brown	Senior Vice President	Senior Vice President (Principal)
Ralph C. Eucher	Director, President and CEO	Director and President (Principal)
Nora M. Everett	President	President (Principal)
Stephen G. Gallaher	Assistant Counsel	2nd Vice President and Assistant General Counsel (Principal)
Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer (Principal)
Patrick A. Kirchner	Assistant Counsel	Counsel (Principal); Counsel (PGI)
Carolyn Kolks	Assistant Tax Counsel	Counsel (PGI)
Sarah J. Pitts	Assistant Counsel	Counsel (Principal)
Layne A. Rasmussen	Vice President and Controller	Vice President and Controller (Principal) Mutual Funds
Michael D Roughton	Counsel	Senior Vice President and Counsel (Principal); Vice President and Associate General Counsel (PGI)
Adam U. Shaikh	Assistant Counsel	Counsel (Principal)
Dan L. Westholm	Assistant Treasurer	Director - Treasury (Principal)
Beth C. Wilson	Vice President and Secretary	Vice President (Principal)
Larry D. Zimpleman	Director and Chairman of the Board	Director and Chairman of the Board (Principal); Director (PGI)

Codes of Ethics
The Fund, Principal, each of the Sub-Advisors, PFD, and Princor have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, PFD, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the Fund.

Fees Paid to the Manager
Principal is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was:

Bond & Mortgage Securities Fund	0.52%
California Municipal Fund	0.50
Disciplined LargeCap Blend Fund	0.56
Diversified International Fund	0.87
Equity Income Fund I	0.51
Global Real Estate Securities Fund	0	.90(1)
Government & High Quality Bond Fund	0.40
High Quality Intermediate-Term Bond Fund	0.40
High Yield Fund	0.65
High Yield Fund II	0.52
Income Fund	0.50
Inflation Protection Fund	0.40
International Emerging Markets Fund	1.19
International Growth Fund	0.97
LargeCap Growth Fund	0	.60(3)
LargeCap S&P 500 Index Fund	0.15
LargeCap Value Fund	0.44
MidCap Blend Fund	0.64
MidCap Growth Fund	0.65
MidCap S&P 400 Index Fund	0.15
MidCap Stock Fund	0.75
MidCap Value Fund	0.65
Money Market Fund	0.38
Mortgage Securities Fund	0.50
Partners Global Equity Fund	0.95
Partners International Fund	1.08

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 109
www.Principal.com

Partners LargeCap Blend Fund	0.74
Partners LargeCap Blend Fund I	0.44
Partners LargeCap Growth Fund I	0.73
Partners LargeCap Growth Fund II	0	.99(2)
Partners LargeCap Value Fund	0.76
Partners LargeCap Value Fund I	0.79
Partners LargeCap Value Fund II	0.85
Partners MidCap Growth Fund	1	.00(2)
Partners MidCap Growth Fund I	1.00
Partners MidCap Growth Fund II	1.00
Partners MidCap Value Fund	0.99%
Partners MidCap Value Fund I	0.99
Partners SmallCap Blend Fund	1.00
Partners SmallCap Growth Fund I	1.10
Partners SmallCap Growth Fund II	0.99
Partners SmallCap Growth Fund III	1.10
Partners SmallCap Value Fund	1.00
Partners SmallCap Value Fund I	1.00
Partners SmallCap Value Fund II	1.00
Preferred Securities Fund	0.74
Principal LifeTime 2010 Fund	0.1225
Principal LifeTime 2015 Fund	N/A(4)
Principal LifeTime 2020 Fund	0.1225
Principal LifeTime 2025 Fund	N/A(4)
Principal LifeTime 2030 Fund	0.1225
Principal LifeTime 2035 Fund	N/A(4)
Principal LifeTime 2040 Fund	0.1225
Principal LifeTime 2045 Fund	N/A(4)
Principal LifeTime 2050 Fund	0.1225
Principal LifeTime 2055 Fund	N/A(4)
Principal LifeTime Strategic Income Fund	0.1225
Real Estate Securities Fund	0.83
SAM Balanced Portfolio	0.31
SAM Conservative Balanced Portfolio	0.31
SAM Conservative Growth Portfolio	0.31
SAM Flexible Income Portfolio	0.31
SAM Strategic Growth Portfolio	0.31
Short-Term Bond Fund	0.40
Short-Term Income Fund	0.49
SmallCap Blend Fund	0.75
SmallCap Growth Fund	0.75
SmallCap S&P 600 Index Fund	0.15
SmallCap Value Fund	0.75
Tax-Exempt Bond Fund I	0.50
Ultra Short Bond Fund	0.40
West Coast Equity Fund	0.48

(1)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

(2)	Effective October 31, 2007, the Fund’s management fees were decreased.

(3)	Effective January 16, 2007, the Fund’s management fees were increased.

(4)	Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2015 Fund	0.1225%	0.1125%
Principal LifeTime 2025 Fund	0.1225	0.1125
Principal LifeTime 2035 Fund	0.1225	0.1125
Principal LifeTime 2045 Fund	0.1225	0.1125
Principal LifeTime 2055 Fund	0.1225	0.1125

The management fee schedules for the Funds are as follows:

	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Disciplined LargeCap Blend	0.60%	0.58%	0.56%	0.55%
Global Real Estate Securities	0.90	0.88	0.86	0.85
Government & High Quality Bond	0.40	0.38	0.36	0.35
High Quality Intermediate-Term Bond	0.40	0.38	0.36	0.35
High Yield	0.65	0.63	0.61	0.60
Inflation Protection	0.40	0.38	0.36	0.35
International Emerging Markets	1.20	1.18	1.16	1.15
International Growth	1.00	0.98	0.96	0.95
LargeCap S&P 500 Index	0.15	0.15	0.15	0.15
LargeCap Value	0.45	0.43	0.41	0.40
MidCap Blend	0.65	0.63	0.61	0.60
MidCap Growth	0.65	0.63	0.61	0.60
MidCap S&P 400 Index	0.15	0.15	0.15	0.15
MidCap Value	0.65	0.63	0.61	0.60
Partners Global Equity	0.95	0.93	0.91	0.90
Partners International	1.10	1.08	1.06	1.05
Partners LargeCap Blend	0.75	0.73	0.71	0.70
Partners LargeCap Blend I	0.45	0.43	0.41	0.40
Partners LargeCap Growth I	0.75	0.73	0.71	0.70
Partners LargeCap Growth II	0.95	0.93	0.91	0.90
Partners LargeCap Value I	0.80	0.78	0.76	0.75
Partners LargeCap Value II	0.85	0.83	0.81	0.80
Partners MidCap Growth	1.00	0.96	0.94	0.92

110 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
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	First $500	Next $500	Next $500	Over $1.5
Fund	million	million	million	billion
Partners MidCap Growth I	1.00	0.98	0.96	0.95
Partners MidCap Growth II	1.00	0.98	0.96	0.95
Partners MidCap Value	1.00	0.98	0.96	0.95
Partners MidCap Value I	1.00	0.98	0.96	0.95
Partners SmallCap Blend	1.00	0.98	0.96	0.95
Partners SmallCap Growth I	1.10	1.08	1.06	1.05
Partners SmallCap Growth II	1.00	0.98	0.96	0.95
Partners SmallCap Growth III	1.10	1.08	1.06	1.05
Partners SmallCap Value	1.00	0.98	0.96	0.95
Partners SmallCap Value I	1.00	0.98	0.96	0.95
Partners SmallCap Value II	1.00	0.98	0.96	0.95
Preferred Securities	0.75	0.73	0.71	0.70
Real Estate Securities	0.85	0.83	0.81	0.80
Short-Term Bond	0.40	0.38	0.36	0.35
SmallCap Blend	0.75	0.73	0.71	0.70
SmallCap Growth	0.75	0.73	0.71	0.70
SmallCap S&P 600 Index	0.15	0.15	0.15	0.15
SmallCap Value	0.75	0.73	0.71	0.70
Tax-Exempt Bond I	0.50	0.48	0.46	0.45
Ultra Short Bond	0.40	0.39	0.38	0.37

	First $3	Over $3
Fund	billion	billion
Principal LifeTime 2010	0.1225%	0.1125%
Principal LifeTime 2015	0.1225	0.1125
Principal LifeTime 2020	0.1225	0.1125
Principal LifeTime 2025	0.1225	0.1125
Principal LifeTime 2030	0.1225	0.1125
Principal LifeTime 2035	0.1225	0.1125
Principal LifeTime 2040	0.1225	0.1125
Principal LifeTime 2045	0.1225	0.1125
Principal LifeTime 2050	0.1225	0.1125
Principal LifeTime 2055	0.1225	0.1125
Principal LifeTime Strategic Income	0.1225	0.1125

	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
Fund	million	million	million	million	billion	billion
Bond & Mortgage Securities	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified International	0.90	0.88	0.86	0.85	0.83	0.80
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Partners LargeCap Value	0.80	0.78	0.76	0.75	0.73	0.70

	First $500	Next $500	Next $1	Next $1	Over $3
Fund	million	million	billion	billion	billion
LargeCap Growth	0.68%	0.65%	0.62%	0.58%	0.55%

	First $1.0	Over $1.0
Fund	billion	billion
California Municipal	0.50%	0.45%

	First $250	Next $250	Over $500
Fund	million	million	million
Equity Income I	0.60%	0.55%	0.50%

	First $250	Over $250
Fund	million	million
High Yield II	0.625%	0.500%

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 111
www.Principal.com

	First $2	Over $2
Fund	billion	billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

	First $1	Next $1	Next $1	Over $3
Fund	billion	billion	billion	billion
MidCap Stock	0.75%	0.70%	0.65%	0.60%

	First $200	Next $300	Over $500
Fund	million	million	million
Short-Term Income	0.50%	0.45%	0.40%

	First $500	Next $500	Over $1
Fund	million	million	billion
West Coast Equity	0.625%	0.500%	0.375%

	First $500	Next $500	Next $1	Next $1	Next $1	Next $1	Over $5
Fund	million	million	billion	billion	billion	billion	billion
SAM Balanced Portfolio*	0.55%	0.50%	0.45%	0.40%	0.35%	0.30%	0.25%
SAM Conservative Balanced Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Conservative Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Flexible Income Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25
SAM Strategic Growth Portfolio*	0.55	0.50	0.45	0.40	0.35	0.30	0.25

*	Breakpoints based on aggregate SAM Portfolio net assets

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Portfolio accounting services are provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J, S, and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund’s expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

						Institutional
	Class A	Class B	Class C		Class J	Class	Expiration
Bond & Mortgage Securities Fund	0.94%	1.60%	1.75	%*	N/A	N/A	6/30/2009
Disciplined LargeCap Blend Fund	N/A	N/A	1.82		N/A	N/A	2/28/2009
Diversified International Fund	N/A	N/A	2.08		N/A	N/A	2/28/2009
Global Real Estate Securities Fund	1.45	N/A	2.20		N/A	0.95%	2/28/2009
Government & High Quality Bond Fund	N/A	N/A	1.65		N/A	N/A	2/28/2009
Income Fund	0.90	1.64	1.65		N/A	N/A	2/28/2009
Inflation Protection Fund	0.90	N/A	1.65		1.15%	N/A	2/28/2009
International Emerging Markets Fund	N/A	N/A	2.80		N/A	N/A	2/28/2009
International Growth Fund	1.60	N/A	2.35		N/A	N/A	2/28/2009

112 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

						Institutional
	Class A	Class B	Class C		Class J	Class	Expiration
LargeCap Growth Fund	1.28	2.26	2.03		N/A	N/A	2/28/2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30		N/A	N/A	2/28/2009
LargeCap Value Fund	N/A	N/A	1.70		N/A	N/A	2/28/2009
MidCap Blend Fund	1.02	1.32	1.95	*	N/A	N/A	6/30/2008
Money Market Fund	N/A	N/A	1.79		N/A	N/A	2/28/2009
Mortgage Securities Fund	0.91	1.65	1.63		N/A	N/A	2/28/2009
Partners LargeCap Blend Fund	N/A	N/A	2.20		N/A	N/A	2/28/2009
Partners LargeCap Blend Fund I	N/A	N/A	1.90		N/A	N/A	2/28/2009
Partners LargeCap Growth Fund I	N/A	N/A	2.20		N/A	N/A	2/28/2009
Partners LargeCap Growth Fund II	1.70	N/A	2.45		1.75	N/A	2/28/2009
Partners LargeCap Value Fund	N/A	N/A	2.25		N/A	N/A	2/28/2009
Partners MidCap Growth Fund	1.75	2.50	2.50		N/A	N/A	2/28/2009
Partners MidCap Growth Fund I	1.75	N/A	2.50		N/A	N/A	2/28/2009
Partners MidCap Value Fund	1.75	2.50	2.50		N/A	N/A	2/28/2009
Partners SmallCap Growth Fund II	1.95	2.70	2.70		N/A	N/A	2/28/2009
Preferred Securities Fund	1.00	N/A	1.75		N/A	N/A	2/28/2009
Principal LifeTime 2010 Fund	0.50	N/A	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2015 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2020 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2025 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2030 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2035 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2040 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2045 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime 2050 Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Principal LifeTime 2055 Fund	N/A	N/A	N/A		N/A	0.1725	2/28/2009
Principal LifeTime Strategic Income Fund	0.50	1.25	1.25		N/A	N/A	2/28/2009
Real Estate Securities Fund	1.28	2.08	1.98		N/A	N/A	2/28/2009
SAM Balanced Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Conservative Balanced Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Conservative Growth Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Flexible Income Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
SAM Strategic Growth Portfolio	N/A	N/A	N/A		0.95	N/A	2/28/2009
Short-Term Bond Fund	N/A	N/A	1.70		N/A	N/A	2/28/2009
Short-Term Income Fund	0.95	N/A	1.67		N/A	N/A	2/28/2009
SmallCap Blend Fund	N/A	N/A	2.20		N/A	N/A	2/28/2009
SmallCap Growth Fund	N/A	2.57	2.21		N/A	N/A	2/28/2009
SmallCap Value Fund	1.35	2.29	2.08		N/A	N/A	2/28/2009
Tax-Exempt Bond Fund I	0.76	1.15	1.65		N/A	N/A	2/28/2009
Ultra Short Bond Fund	N/A	N/A	1.50		N/A	N/A	2/28/2009

* Expires 2/28/2009

	Advisors		Advisors
	Preferred	Preferred	Select	Select	Advisors
	Class	Class	Class	Class	Signature Class	Expiration

Principal LifeTime 2015 Fund	0.7425%	0.4325%	0.9225%	0.5525%	1.0525%	2/28/2009
Principal LifeTime 2025 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2035 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2045 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009
Principal LifeTime 2055 Fund	0.7425	0.4325	0.9225	0.5525	1.0525	2/28/2009

Fees paid for investment management services during the periods indicated were as follows:

	Management Fees
	for Periods Ended October 31
Fund	2007		2006	2005

Bond & Mortgage Securities Fund	$11,828		$8,920	$5,132
California Municipal Fund	1,934		2,007	2,102
Disciplined LargeCap Blend Fund	17,159		5,236	2,485
Diversified International Fund	17,026		5,968	2,284
Equity Income Fund I	22,206		16,718	10,507
Global Real Estate Securities Fund	4	(3)

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 113
www.Principal.com

	Management Fees
	for Periods Ended October 31
Fund	2007	2006	2005

Government & High Quality Bond Fund	1,519	1,617	917
High Quality Intermediate-Term Bond Fund	643	497	371
High Yield Fund	1,155	545	245	(1)
High Yield Fund II	7,857	4,846	4,228
Income Fund	6,033	6,152	5,931
Inflation Protection Fund	1,355	376	153	(1)
International Emerging Markets Fund	10,244	2,932	1,077
International Growth Fund	17,585	9,967	5,445
LargeCap Growth Fund	19,226	4,311	1,767
LargeCap S&P 500 Index Fund	1,588	1,241	949
LargeCap Value Fund	3,539	2,853	1,282
MidCap Blend Fund	5,662	4,991	2,079
MidCap Growth Fund	227	175	124
MidCap S&P 400 Index Fund	311	208	121
MidCap Stock Fund	7,000	6,864	6,140
MidCap Value Fund	981	851	655
Money Market Fund	7,761	2,598	1,601
Mortgage Securities Fund	8,378	8,890	8,599
Partners Global Equity Fund	320	199	69	(2)
Partners International Fund	16,318	7,962	4,289
Partners LargeCap Blend Fund	7,589	6,464	5,180
Partners LargeCap Blend Fund I	3,051	958	409
Partners LargeCap Growth Fund I	11,086	7,298	6,070
Partners LargeCap Growth Fund II	7,650	8,533	5,283
Partners LargeCap Value Fund	20,707	16,315	12,193
Partners LargeCap Value Fund I	6,816	3,271	1,151
Partners LargeCap Value Fund II	2,168	1,812	896	(1)
Partners MidCap Growth Fund	5,769	4,511	1,616
Partners MidCap Growth Fund I	2,884	2,750	2,011
Partners MidCap Growth Fund II	5,880	5,490	2,330	(1)
Partners MidCap Value Fund	7,552	6,294	4,369
Partners MidCap Value Fund I	9,572	6,531	4,267
Partners SmallCap Blend Fund	2,039	2,430	2,040
Partners SmallCap Growth Fund I	1,692	1,303	1,142
Partners SmallCap Growth Fund II	6,638	5,836	3,800
Partners SmallCap Growth Fund III	3,237	2,123	764
Partners SmallCap Value Fund	2,532	3,085	3,095
Partners SmallCap Value Fund I	4,891	3,377	1,934
Partners SmallCap Value Fund II	4,007	3,353	1,472
Preferred Securities Fund	4,970	3,696	2,067
Principal LifeTime 2010 Fund	1,757	1,004	549
Principal LifeTime 2020 Fund	3,388	1,781	861
Principal LifeTime 2030 Fund	2,855	1,469	728
Principal LifeTime 2040 Fund	1,385	649	293
Principal LifeTime 2050 Fund	592	304	132
Principal LifeTime Strategic Income Fund	614	419	265
Real Estate Securities Fund	13,650	8,663	4,925
SAM Balanced Portfolio	14,834	14,339	22,943
SAM Conservative Balanced Portfolio	2,020	2,021	3,474
SAM Conservative Growth Portfolio	12,204	11,566	18,482
SAM Flexible Income Portfolio	2,560	2,937	6,145
SAM Strategic Growth Portfolio	7,575	6,956	11,040
Short-Term Bond Fund	1,015	793	394
Short-Term Income Fund	1,104	1,247	1,318
SmallCap Blend Fund	2,637	2,376	1,294
SmallCap Growth Fund	2,801	298	221
SmallCap S&P 600 Index Fund	656	510	310
SmallCap Value Fund	3,802	1,237	654
Tax-Exempt Bond Fund I	1,465	992	1,086
Ultra Short Bond Fund	876	856	324
West Coast Equity Fund	8,844	8,647	7,293

(1)	Period from December 29, 2004 (date operations commenced) through October 31, 2005.

(2)	Period from March 1, 2005 (date operations commenced) through October 31, 2005.

(3)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

114 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

Sub-Advisory Agreements for the Funds

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:

•	Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
•	Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and
•	assets of the Principal Variable Contracts Fund, Inc. - Balanced Account.

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in

a)	Principal Life non-registered separate account sub-advised by PGI and
b)	Principal Life sponsored mutual fund sub-advised by PGI.

PGI Sub-Advised Funds
	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$5 billion	$1 billion	$4 billion	$10 billion
Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, Short-Term Bond, and Ultra Short Bond	0.1126%	0.0979%	0.0930%	0.0881%

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Disciplined LargeCap Blend, and LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International and International Growth	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

	First	Next	Next	Next	Next	Next	Over
	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Blend and MidCap Value (PGI)	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%
SmallCap Blend, SmallCap Growth and SmallCap Value	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C
Fund	Sub-Advisor Fee as a% of Net Assets
International Emerging Markets	0.4895%
LargeCap S&P 500 Index	0.0147
MidCap S&P 400 Index	0.0147
Money Market	0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and Strategic Income Funds	0.0416
SmallCap S&P 600 Index	0.0147

Funds for which Edge Asset Management, Inc. (“Edge”) serves as Sub-Advisor. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 115
www.Principal.com

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

Edge Sub-Advised Funds
	Table A
	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$5 billion	$1 billion	$4 billion	$10 billion
Income, Mortgage Securities and Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

	Table B
	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
Equity Income I	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion
MidCap Stock and West Coast Equity	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Fund	Sub-Advisor Fee as a % of Net Assets
High Yield II	0.2643%
SAM Balanced Portfolio	0.0416
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

116 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

All other Funds

In calculating the fee for each Fund each Sub-Advisor, except J.P. Morgan, Lehman Brothers and MacKay Shields, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the “Aggregated Assets”). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

	First	Over
Fund	$1.2 billion	$1.2 billion
California Municipal*	0.15%	0.125%
Tax-Exempt Bond I*	0.15	0.125

*	Breakpoints are based on aggregate net assets of the California Municipal and Tax-Exempt Bond I Funds.

Sub-Advisor Fee
Fund	as a % of Net Assets
High Yield (J.P. Morgan and Lehman Brothers)	0.30%
Partners SmallCap Value II (DFA)	0.50
Partners SmallCap Growth Fund III (CCI)	0.50

	Net Asset Value of Fund
	First $50	Next $50	Next $100	Next $200	Next $350	Next $750	Next $500	Next $2.5	Over $4.5
Fund	million	million	million	million	million	million	million	Billion	Billion
LargeCap Growth (CCI)	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%	0.2448%	0.1664%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$75 million	$100 million	$100 million	$300 million
MidCap Growth (CCI)	0.3916%	0.3133%	0.2643%	0.2252%	0.3427%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$100 million
MidCap Value (BHMS)	0.80%	0.60%	0.50%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Over
Fund	$50 million	$100 million	$150 million	$200 million	$500 million	$1 billion
Partners Global Equity (J.P. Morgan)	0.55%	0.45%	0.40%	0.35%	0.30%	0.25%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$50 million	$200 million	$350 million	$400 million	$1 billion
Partners LargeCap Blend (T. Rowe)	0.40%	0.35%	0.30%	0.275%	0.275% on all assets

	Net Asset Value of Fund
	First	Next	Over
Fund	$250 million	$500 million	$750 million
Partners International (Pyramis)	0.45%	0.40%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$500 million	$1 billion	$1.5 billion
Partners LargeCap Blend I (GSAM)	0.15%	0.12%	0.10%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$250 million	$250 million	$500 million	$1 billion
Partners LargeCap Growth I (T. Rowe)	0.400%	0.375%	0.350%	0.350% on all assets
T. Rowe has agreed to a voluntary fee waiver and charges 0.350% on all assets. This voluntary fee waiver may be terminated by T. Rowe at any time.

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 117
www.Principal.com

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$200 million	$500 million	$750 million
Partners LargeCap Growth II (American Century)	0.45%	0.40%	0.35%	0.30%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$200 million
Partners LargeCap Value (Bernstein)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%

	Net Asset Value of Fund
	First	Next	Next	Next	Next	Next	Next	Over
Fund	$10 million	$15 million	$25 million	$50 million	$50 million	$50 million	$300 million	$500 million
Partners LargeCap Value I (UBS)	0.600%	0.500%	0.400%	0.300%	0.250%	0.225%	0.200%	0.180%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$200 million	$300 million	$250 million	$750 million
Partners LargeCap Value II (American Century)	0.40%	0.35%	0.30%	0.28%

	First	Over
Fund	$600 million	$600 million
Partners MidCap Growth (Turner)	0.50%	0.40%

	Net Asset Value of Fund
	First	Over
Fund	$50 million	$50 million
Partners MidCap Growth I (Mellon Capital)	0.40%	0.35%

	Net Asset Value of Fund
	First	Over
Fund	$500 million	$500 million
Partners MidCap Growth II (MacKay Shields)	0.35%	0.30%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$100 million	$400 million	$250 million	$750 million
Partners MidCap Growth II (Jacobs Levy)	0.65%	0.50%	0.45%	0.40%

	Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$100 million	$150 million	$250 million	$250 million	$750 million
Partners MidCap Value (Neuberger Berman)	0.500%	0.475%	0.450%	0.425%	0.400%

	Net Asset Value of Fund
	First	Over
Fund	$100 million	$100 million
Partners MidCap Value (Jacobs Levy)	0.65%	0.50%

Net Asset Value of Fund
	First	Next	Next	Next	Over
Fund	$25 million	$25 million	$75 million	$225 million	$350 million
Partners MidCap Value I (GSAM)	0.60%	0.55%	0.50%	0.45%	0.40%
If assets exceed $75 million, the fee on the first $50 million will be 0.50%
Partners MidCap Value I (LA Capital)	0.30% for all assets managed

118 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
Partners SmallCap Blend (Mellon Capital), Partners SmallCap Value I (Mellon Capital and J.P. Morgan), and Partners SmallCap Value (Ark and LA Capital)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$25 million	$75 million	$100 million
Partners SmallCap Growth I (AllianceBernstein)	0.65%	0.60%	0.55%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million
Partners SmallCap Growth II (Essex)	0.70%	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Over
Fund	$50 million	$250 million	$300 million
Partners SmallCap Growth II (UBS)	0.60%	0.55%	0.45%

	Net Asset Value of Fund
	First	Next	Next	Over
Fund	$10 million	$40 million	$150 million	$200 million
Partners SmallCap Growth II (Emerald)	0.75%	0.60%	0.50%	0.45%

	Net Asset Value of Fund
	First	Next	Over
Fund	$150 million	$150 million	$300 million
Partners SmallCap Growth III (Mazama)	0.60%	0.55%	0.50%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$200 million	$300 million
Partners SmallCap Value II (Vaughan Nelson)	0.50%	0.45%	0.35%

	Net Asset Value of Fund
	First	Next	Over
Fund	$100 million	$150 million	$250 million
Preferred Securities (Spectrum)	0.3427%	0.2937%	0.1958%

	Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Real Estate Securities (Principal-REI)	0.4895%	0.4405%	0.3916%
Global Real Estate Securities (Principal-REI)	0.54	0.48	0.44

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 119
www.Principal.com

Cash Management Sub-Advisory Agreement For The Funds
Principal has entered into a Cash Management Sub-Advisory Agreement with PGI pursuant to which PGI agrees to perform all of the cash management investment advisory responsibilities of Principal for each Fund that is sub-advised by either Principal-REI or Spectrum. Principal pays PGI an amount representing PGI’s actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended October 31
Fund	2007	2006	2005
Bond & Mortgage Securities	$2,243,427	$1,712,597	$965,821
California Insured Intermediate Municipal	127,410
California Municipal	503,860
Disciplined LargeCap Blend	3,169,765	1,247,567	737,975
Diversified International	1,744,168	622,876	253,035
Equity Income, Inc. I	2,825,866
Global Real Estate Securities(1)
Government & High Quality Bond	378,354	418,729	237,361
High Quality Intermediate-Term Bond	158,087	126,870	95,143
High Yield	555,851	228,513	97,221
High Yield II	3,408,967
Income	1,004,892
Inflation Protection	316,894	94,517	37,515
International Emerging Markets	4,008,981	1,040,321	381,019
International Growth	1,549,305	934,458	540,383
LargeCap Growth	5,888,172	910,195	420,546
LargeCap S&P 500 Index	153,541	120,173	92,098
LargeCap Value	690,359	845,837	388,294
MidCap Blend	1,181,808	1,217,850	456,095
MidCap Growth	102,304	77,350	57,498
MidCap S&P 400 Index	29,910	20,069	11,626
MidCap Stock	910,108
MidCap Value	374,773	181,525	238,799
Money Market	1,517,891	474,127	285,990
Mortgage Securities	1,377,847
Partners Global Equity	185,254	115,012	40,028
Partners International	5,796,480	3,028,429	1,683,058
Partners LargeCap Blend	2,651,645	2,343,882	2,074,683
Partners LargeCap Blend I	781,127	326,871	140,842
Partners LargeCap Growth	81,301
Partners LargeCap Growth I	5,066,668	3,320,216	2,759,550
Partners LargeCap Growth II	2,822,564	3,089,166	2,085,021
Partners LargeCap Value	5,617,500	4,427,904	3,325,819
Partners LargeCap Value I	1,872,728	1,039,956	438,232
Partners LargeCap Value II	993,364	846,452	421,955
Partners MidCap Growth	2,894,405	2,255,911	808,179
Partners MidCap Growth I	2,450,498	982,450	723,574
Partners MidCap Growth II	3,247,613	2,299,413	1,004,994
Partners MidCap Value	1,616,525	2,986,157	2,029,861
Partners MidCap Value I	3,767,500	2,683,182	1,934,024
Partners SmallCap Blend	967,514	1,143,682	968,804
Partners SmallCap Growth I	908,926	712,663	623,616
Partners SmallCap Growth II	3,586,060	3,127,955	2,078,467
Partners SmallCap Growth III	1,603,166	1,136,567	416,901
Partners SmallCap Value	1,225,780	1,488,149	1,477,171
Partners SmallCap Value I	2,280,811	1,603,978	923,990
Partners SmallCap Value II	2,002,750	1,677,320	736,338
Preferred Securities	1,727,692	1,647,396	922,498
Principal LifeTime 2010	582,168	331,946	181,571
Principal LifeTime 2020	1,118,698	587,353	283,309
Principal LifeTime 2030	941,217	483,901	240,712
Principal LifeTime 2040	455,053	213,323	96,223
Principal LifeTime 2050	195,473	99,932	43,085
Principal LifeTime Strategic Income	205,251	138,995	86,547

120 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

	Sub-Advisor Fees For Periods Ended October 31
Fund	2007	2006	2005
Real Estate Securities	7,658,199	4,887,334	3,046,527
SAM Balanced Portfolio	1,648,053
SAM Conservative Balanced Portfolio	224,425
SAM Conservative Growth Portfolio	1,357,266
SAM Flexible Income Portfolio	282,634
SAM Strategic Growth Portfolio	843,342
Short-Term Bond	247,960	203,094	101,559
Short-Term Income	185,007
SmallCap Blend	652,882	589,799	325,799
SmallCap Growth	1,034,941	113,703	83,660
SmallCap S&P 600 Index	63,344	49,532	29,737
SmallCap Value	1,283,309	445,699	247,839
Tax Exempt Bond I	389,585
Ultra Short Bond	225,095	213,841	69,929
West Coast Equity	1,820,238

(1)	Period from October 1, 2007 (date operations commenced) through October 31, 2007.

	Underwriting Fees
	for Periods Ended October 31,
	(amounts in thousands)
Fund	2007	2006	2005
Bond & Mortgage Securities Fund	$436	$544	$294
California Municipal Fund	119	1,130	901
Disciplined LargeCap Blend Fund	207	224	78
Diversified International Fund	1,061	937	286
Equity Income Fund I	1,449	11,765	6,135
Government & High Quality Bond Fund	338	453	214
Global Real Estate Securities Fund	1	N/A	N/A
High Quality Intermediate-Term Bond Fund	8	10	9
High Yield Fund II	336	2,227	757
Income Fund	77	966	1,055
Inflation Protection Fund	24	35	23
International Emering Markets Fund	645	519	128
International Growth Fund	23	20	18
LargeCap Growth Fund	546	641	200
LargeCap S&P 500 Index Fund	153	172	153
LargeCap Value Fund	429	461	191
MidCap Blend Fund	989	1,172	438
MidCap Growth Fund	10	5	8
MidCap S&P 400 Index Fund	8	8	5
MidCap Stock Fund	124	717	300
MidCap Value Fund	20	32	35
Money Market Fund	191	116	78
Mortgage Securities Fund	13	380	530
Partners LargeCap Blend Fund	447	440	181
Partners LargeCap Blend Fund I	252	290	109
Partners LargeCap Growth Fund I	199	251	84
Partners LargeCap Growth Fund II	20	17	10
Partners LargeCap Value Fund	330	376	176
Partners MidCap Growth Fund	165	180	57
Partners MidCap Growth Fund I	36	29	2
Partners MidCap Value Fund	114	156	66
Partners SmallCap Growth Fund I	3	2	3
Partners SmallCap Growth Fund II	132	166	54
Partners SmallCap Value Fund	4	3	1
Preferred Securities Fund	101	82	40
Principal LifeTime 2010 Fund	366	368	39
Principal LifeTime 2020 Fund	846	657	115
Principal LifeTime 2030 Fund	796	618	179
Principal LifeTime 2040 Fund	565	373	171
Principal LifeTime 2050 Fund	261	195	83
Principal Lifetime Strategic Income Fund	152	102	16

Principal Investors Fund	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 121
www.Principal.com

	Underwriting Fees
	for Periods Ended October 31,
	(amounts in thousands)
Fund	2007	2006	2005
Real Estate Securities Fund	683	608	215
SAM Balanced Portfolio	1,756	15,166	20,948
SAM Conservative Balanced Portfolio	238	2,048	3,557
SAM Conservative Growth Portfolio	1,227	9,434	13,458
SAM Flexible Income Portfolio	207	3,408	4,723
SAM Strategic Growth Portfolio	1,500	6,269	8,145
Short-Term Bond Fund	111	93	74
Short-Term Income Fund	8	144	169
SmallCap Blend Fund	354	388	148
SmallCap Growth Fund	51	7	13
SmallCap S&P 600 Index Fund	19	28	25
SmallCap Value Fund	187	151	42
Tax-Exempt Bond Fund I	117	305	334
Ultra Short Bond Fund	30	19	19
West Coast Equity Fund	273	3,779	2,386

122 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	Principal Investors Fund
1-800-222-5852

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading “Fund History.” The share classes offered under the plan include: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A, Class B, Class C, and Class S shares.

Effective June 13, 2008, the Fund will change the following share class names as described below:

Current	As of June 13, 2008
Share Class	Share Class
Advisors Signature	R1
Advisors Select	R2
Advisors Preferred	R3
Select	R4
Preferred	R5

Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge (“CDSC”), as described in the prospectus. Participants in employer-sponsored plans that had at least $1 million in assets as of January 12, 2007 can purchase Class A shares at net asset value provided the participant notes that he or she meets this qualification on the application to purchase shares.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

		Accounts Included in
		Certain Sponsored Plans
		Established After 02/01/1998
Years Since Purchase Payments Made	CDSC as a % of Dollar Amount	and Before 03/01/2002
2 years or less	4.00%	3.00%
more than 2 years, up to 4 years	3.00	2.00
more than 4 years, up to 5 years	2.00	1.00
more than 5 years, up to 6 years	1.00	None
more than 6 years	None	None

Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:

•	that were purchased pursuant to the Small Amount Force Out (“SAFO”) program;
•	shares redeemed within 90 days after an account is re-registered due to a shareholder’s death;
•	shares redeemed due to the shareholder’s post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
•	shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•	shares redeemed to pay retirement plan fees;
•	shares redeemed involuntarily from small balance accounts (values of less than $300);
•	shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
•	shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or

Principal Investors Fund	MULTIPLE CLASS STRUCTURE 123
www.Principal.com

•	shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant’s death, disability, retirement, or separation from service after attaining age 55.

Class S shares are available without any front-end sales charge or contingent deferred sales charge.

The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select, and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes are subject to asset based charges (described below).

Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund’s Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (S Class Shares only)
The Service Agreement provides for PSS to provide certain services to shareholders of S Class shares. These personal services include:

•	responding to shareholder inquiries,

•	providing information regarding shareholder investments, and

•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or a successor thereto).

As compensation for these services, the Fund will pay PSS service fees equal to a percentage of the average daily net assets attributable to the S Class shares in accordance with the schedule below. PSS will typically enter into agreements with other financial intermediaries to provide these services and will pay all or a portion of the service fees to such intermediaries.

The fee rate that will apply is as follows:

Average Daily Net Assets	Annualized Rate

First $500 Million	6 basis points
Next $500 Million	5 basis points
Next $4 Billion	4 basis points
Next $5 Billion	3 basis points
Next $10 Billion	2 basis points
Over $20 Billion	1 basis points

Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;
•	providing information regarding plan sponsor and plan member investments; and
•	providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class, 0.25% of the average daily net assets of the Advisors Signature Class, 0.17% of the average daily net assets of the Advisors Preferred Class, and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

124 MULTIPLE CLASS STRUCTURE	Principal Investors Fund
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Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•	acting as shareholder of record and nominee for plans;
•	maintaining account records for shareholders and/or other beneficial owners;
•	providing notification to plan shareholders of transactions affecting their accounts;
•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•	other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class, 0.28% of the average daily net assets of the Advisors Signature Class, 0.15% of the average daily net assets of the Advisors Preferred Class, 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements
In addition to the management and service fees, certain of the Fund’s share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B, C, J, and S Classes of shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

Principal Investors Fund	MULTIPLE CLASS STRUCTURE 125
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The Plans provide that each Fund makes payments to the Fund’s Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

•	formulation and implementation of marketing and promotional activities;
•	preparation, printing, and distribution of sales literature;
•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;

•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;

•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•	providing training, marketing, and support with respect to the sale of shares.

The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Maximum
Annualized
Share Class	12b-1 Fee
Advisors Signature	0.35%
Advisors Select	0.30%
Advisors Preferred	0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index, Money Market, and Ultra Short)(1)	0.25%
Class A shares of Short-Term Bond, LargeCap S&P 500 Index, and Ultra Short	0.15%
Class B shares(1)	1.00%
Class C shares(1)	1.00%
Class J shares (except Money Market and SmallCap Blend)(1)	0.45%
Class J shares of Money Market(1)	0.25%
Class J shares of SmallCap Blend	0.15%
Select	0.10%
Class S shares of Money Market	0.35%

(1)	The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B, C, or J shares.

The Distributor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Class S, Advisors Preferred Class, Advisors Select Class, Advisors Signature Class, Select Class, or Preferred Class shares.

At least quarterly, the Distributor provides to the Fund’s Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund’s Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, Class J, and Class S shares only)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, Class J, and Class S shares. Principal provides these services to the Institutional Class shares without charge. With respect to each of the Class A, B, C, J, and S shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;

126 MULTIPLE CLASS STRUCTURE	Principal Investors Fund
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•	preparation and distribution of dividend and capital gain payments to shareholders;
•	delivery, redemption and repurchase of shares, and remittances to shareholders;
•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•	communication with shareholders concerning the above items; and
•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Custodian
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund’s Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund’s Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore, the Sub-Advisor may not compensate a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2007 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 127
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	Amount of
	Transactions
	for which
	Soft Dollar
	Commissions	Commissions
Fund	were paid	Paid
International Emerging Markets	$219,177,137	$564,164
Disciplined LargeCap Blend	708,200,325	829,852
Diversified International	385,313,461	724,571
Equity Income I	4,222,096	385,449
International Growth	395,896,654	740,999
LargeCap Growth	5,423,347	804,182
LargeCap S&P 500 Index	1,005,835	1,365
LargeCap Value	167,706,978	184,791
MidCap Blend	54,565,403	58,222
MidCap Growth	102,029	1,077
MidCap S&P 400 Index	1,717,308	1,634
MidCap Stock	700,984	117,165
MidCap Value	27,253,760	25,652
Partners International*	3,044,563	157,831
Partners LargeCap Value	197,251	197,251
Partners LargeCap Value I	207,671,509	157,792
Partners MidCap Growth	166,835,555	147,286
Partners MidCap Growth I	57,978	47,908
Partners MidCap Value	549,130,038	648,758
Partners MidCap Value I	414,675	52,146
Partners SmallCap Blend	583,734	10,765
Partners SmallCap Growth I	64,542	56,751
Partners SmallCap Growth II	114,365,549	165,816
Partners SmallCap Growth III	1,566,207	47,674
Partners SmallCap Value	148,521	30,584
Partners SmallCap Value I	478,037	6,400
Partners SmallCap Value II	4,772,124	26,390,536
Real Estate Securities	382,766,986	241,195
SmallCap Blend	79,255,604	88,696
SmallCap Growth	65,514,571	101,750
SmallCap S&P 500 Index	5,063,960	7,200
SmallCap Value	231,311,450	264,265
West Coast Equity	536,153	42,028

*	Information for the period 10/1/2006 through 9/30/2007

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund’s sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable

128 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
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transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund’s procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund’s Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 129
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The following table shows the brokerage commissions paid during the periods indicated.

	Total Brokerage Commissions Paid
	for Periods Ended October 31
Fund	2007		2006	2005

Bond & Mortgage Securities	$101,853		$0	$0
Disciplined LargeCap Blend	5,921,625		1,621,001	439,257
Diversified International	8,148,865		2,719,306	1,303,762
Equity Income I	3,981,004	(1)	N/A	N/A
Global Real Estate Securities	3,223	(2)	N/A	N/A
High Quality Intermediate-Term Bond	12,874		0	0
High Yield II	149,481	(1)	N/A	N/A
International Emerging Markets	7,574,742		1,804,931	885,888
International Growth	7,040,080		4,018,611	2,497,112
LargeCap Growth	6,013,833		1,774,756	803,804
LargeCap S&P 500 Index	37,159		37,117	47,749
LargeCap Value	1,512,646		1,341,775	789,928
MidCap Blend	556,959		984,751	513,070
MIdCap Growth	101,305		101,266	90,153
MidCap S&P 400 Index	27,737		36,095	27,702
MidCap Stock	528,423	(1)	N/A	N/A
MidCap Value	291,903		278,632	390,693
Partners Global Equity	53,676		33,512	11,802
Partners International	3,271,294		1,719,023	1,001,485
Partners LargeCap Blend	794,366		835,529	777,011
Partners LargeCap Blend I	261,454		102,361	28,674
Partners LargeCap Growth I	1,160,195		1,025,363	1,135,959
Partners LargeCap Growth II	874,869		1,287,778	804,869
Partners LargeCap Value	818,229		693,087	1,028,079
Partners LargeCap Value I	459,149		355,587	293,488
Partners LargeCap Value II	39,417		25,596	66,682
Partners MidCap Growth	1,190,458		1,126,532	562,152
Partners MidCap Growth I	573,974		709,302	480,719
Partners MidCap Growth II	1,188,505		1,217,532	712,400
Partners MidCap Value	1,142,263		1,667,242	689,499
Partners MidCap Value I	1,271,402		795,049	658,581
Partners SmallCap Blend	588,904		762,390	728,409
Partners SmallCap Growth I	280,362		310,035	338,247
Partners SmallCap Growth II	1,585,617		1,696,184	831,932
Partners SmallCap Growth III	1,212,588		666,261	404,958
Partners SmallCap Value	348,114		446,911	535,750
Partners SmallCap Value I	710,273		620,098	301,508
Partners SmallCap Value II	541,257		489,547	366,699
Preferred Securities	423,720		346,066	191,092
Real Estate Securities	1,908,852		800,233	424,531
Short-Term Bond	2,241		0	0
SmallCap Blend	584,734		914,025	707,663
SmallCap Growth	922,200		143,795	193,475
SmallCap S&P 600 Index	161,950		149,342	92,649
SmallCap Value	1,883,342		636,024	486,333
Tax Exempt Bond I	6,341	(1)	N/A	N/A
Ultra Short Bond	5,637		0	0
West Coast Equity	682,780	(1)	N/A	N/A

(1)	Periods from January 16, 2007, date fund commenced operations after succeeding to the operations of another fund, through October 31, 2007.

(2)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

The primary reasons for changes in several Funds’ brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

130 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
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Brokerage Commissions were Paid to the	Sub-Advisor Employed by Principal
Following Broker-Dealers who are	Investors Fund or Principal Variable	Principal Investors Fund Advised	Principal Variable Contracts Account
Affiliated with the Sub-Advisor	Contracts Fund	by Sub-Advisor	Advised by Sub-Advisor

Archipelago Securities, LLC; Goldman Sachs & Co.; Goldman Sachs Execution & Clear, LP; Goldman Sachs JBWere	Goldman Sachs Asset Management LP	Partners LargeCap Blend I and Partners MidCap Value I	N/A

B-Trade Services, LLC; BNY Capital Markets, Inc.; BNY Brokerage, Inc.; Lynch, Jones & Ryan, Inc.; Pershing & Co.; Pershing, LLC	BNY Investment Advisors	Partners LargeCap Growth II and Partners LargeCap Value	N/A

Dean Witter Reynolds, Inc.; Morgan Stanley & Co. Inc.	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)	California Municipal and Tax-Exempt Bond I	Asset Allocation

Fidelity Brokerage Services, LLC; National Financial Services, LLC	Pyramis Global Advisors, LLC	Partners International	N/A

Natixis Asset Management Distributors, LP	Vaughan Nelson Investment Management, LP	Partners SmallCap Value II	N/A

JP Morgan Cazenove Limited	American Century Investment Management, Inc.	Partners LargeCap Growth II and Partners LargeCap Value II	Equity Value

JP Morgan Cazenove Limited	J.P. Morgan Investment Management, Inc.	High Yield, Partners Global Equity and Partners SmallCap Value I	Equity Value

JP Morgan Securities	American Century Investment Management, Inc.	Partners LargeCap Growth II and Partners LargeCap Value II	Equity Value

JP Morgan Securities	J.P. Morgan Investment Management, Inc.	High Yield, Partners Global Equity and Partners SmallCap Value I	Equity Value

Lehman Brothers, Inc.; Neuberger Berman, LLC	Neuberger Berman Management Inc.	Partners MidCap Value	MidCap Value

Sanford C. Bernstein & Co., LLC	AllianceBernstein L.P.	Partners LargeCap Value and Partners SmallCap Growth I	LargeCap Value

Spectrum Asset Management, Inc.	Columbus Circle Investors	LargeCap Growth, MidCap Growth and Partners SmallCap Growth III	Growth

Spectrum Asset Management, Inc.	Edge Asset Management, Inc.	Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Portfolios and West Coast Equity	Equity Income I, Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Portfolios, West Coast Equity

Spectrum Asset Management, Inc.	Principal Global Investors, LLC	Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Government & High Quality Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend; MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime Funds, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Ultra Short Bond	Balanced, Bond, Capital Value, Diversified International, Government & High Quality Bond, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, Money Market, Principal LifeTime Accounts, Short-Term Bond, SmallCap

Spectrum Asset Management, Inc.	Principal Real Estate Investors, LLC	Global Real Estate Securities and Real Estate Securities	Real Estate Securities

Spectrum Asset Management, Inc.	Spectrum Asset Management, Inc.	Preferred Securities	N/A

UBS Financial Services; UBS Securities LLC	UBS Global Asset Management (Americas) Inc.	Partners LargeCap Value I and Partners SmallCap Growth II	SmallCap Growth

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Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

	Commissions Paid to Archipelago Securities, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Blend
2005	422	0.05	0.14
Partners LargeCap Blend I
Partners LargeCap Growth I
2005	44	0.00	0.03
Partners LargeCap Growth II
2005	854	0.11	0.50
Partners LargeCap Value II
2005	28	0.04	0.38
Partners MidCap Growth
Partners MidCap Growth I
2005	2,622	0.55	1.14
Partners SmallCap Blend
2005	3,855	0.53	0.87
Partners SmallCap Value I
2005	819	0.27	0.39

	Commissions Paid to BNY Brokerage, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	93,027	1.57	0.90
2006	21,645	1.34	0.91
Equity Income I
2007	317,877	7.98	7.28
International Emerging Markets
2006	674	0.04	0.07
LargeCap Growth
2007	53,080	0.88	0.22
2006	19,640	1.11	0.67
LargeCap S&P 500 Index
2007	1,161	3.12	0.57
2006	1,410	3.80	0.37
LargeCap Value
2007	19,775	1.31	0.91
2006	8,822	0.66	0.28
MidCap Blend
2007	6,428	1.15	0.85
2006	6,289	0.64	0.61
MidCap S&P 400 Index
2007	1,584	5.71	1.59
2006	103	0.28	0.04
MidCap Stock
2007	30,777	5.82	6.23
MidCap Value
2007	7,261	2.49	2.13
2006	2,175	0.78	0.59
Partners LargeCap Blend
2007	3,033	0.38	0.35
2006	1,256	0.15	0.17
Partners LargeCap Growth I
2007	396	0.03	0.05
2006	1,848	0.18	0.17

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	Commissions Paid to BNY Brokerage, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	853	0.10	0.07
Partners LargeCap Value I
2007	12,300	2.68	1.21
2006	5,955	1.67	0.85
Partners MidCap Growth
2007	18,949	1.59	0.99
2006	1,568	0.14	0.12
Partners MidCap Growth I
2007	3,545	0.62	0.55
2006	13,226	1.86	1.13
Partners MidCap Growth II
2006	1,248	0.10	0.12
Partners MidCap Value I
2007	1,401	0.11	0.15
2006	475	0.06	0.03
Partners SmallCap Blend
2007	375	0.06	0.06
2006	3,881	0.51	0.38
Partners SmallCap Growth I
2007	1,248	0.45	0.28
Partners SmallCap Growth II
2006	77	0.00	0.00
Partners SmallCap Growth III
2006	56	0.01	0.00
Partners SmallCap Value I
2007	732	0.10	0.10
2006	716	0.12	0.05
Partners SmallCap Value II
2007	13,692	2.53	1.15
2006	6,703	1.37	0.69
SmallCap Blend
2007	3,143	0.54	0.56
2006	428	0.05	0.03
SmallCap Growth
2007	7,231	0.78	0.57
2006	350	0.24	0.26
SmallCap S&P 600 Index
2007	7,200	4.45	1.12
SmallCap Value
2007	4,438	0.24	0.24
2006	2,113	0.33	0.35
West Coast Equity
2007	107,401	15.73	21.81

	Commissions Paid to BNY Capital Markets, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Value
2007	2913	0.26	0.06
2006	249	0.01	0.02
Partners MidCap Value I
2007	168	0.01	0.01
Partners SmallCap Growth II
2007	433	0.03	0.02

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	Commissions Paid to B-TRADE Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	3,042	0.05	0.07
2006	4,254	0.26	0.45
Diversified International
2007	154	0.00	0.00
2006	943	0.03	0.09
International Emerging Markets
2007	2,102	0.03	0.13
International Growth
2007	1,925	0.03	0.11
2006	1,169	0.03	0.03
LargeCap Value
2006	98	0.01	0.02
MidCap Blend
2006	9,601	0.98	2.20
MidCap Value
2006	697	0.25	0.47
Partners LargeCap Blend
2007	17,393	2.19	3.26
2006	46,416	5.56	6.59
Partners LargeCap Blend I
2006	8	0.01	0.04
Partners LargeCap Growth I
2007	8,921	0.77	1.38
2006	44,585	4.35	8.84
Partners LargeCap Growth II
2007	70,999	8.12	12.88
2006	108,512	8.43	14.81
Partners LargeCap Value II
2007	59	0.15	0.37
2006	203	0.79	0.83
Partners MidCap Growth
2007	22,023	1.85	1.55
2006	39,903	3.54	4.14
Partners MidCap Growth I
2007	1,365	0.24	0.39
2006	8,996	1.27	1.15
Partners MidCap Value I
2007	3,805	0.30	0.56
2006	6,460	0.81	2.48
Partners SmallCap Blend
2007	365	0.06	0.18
2006	10,285	1.35	1.73
Partners SmallCap Growth I
2006	113	0.04	0.12
Partners SmallCap Growth II
2007	97,717	6.16	10.46
2006	154,568	9.11	9.27
Partners SmallCap Value
2006	89	0.02	0.10
Partners SmallCap Value I
2007	40	0.01	0.00
2006	1,314	0.21	0.23
Real Estate Securities
2006	2,769	0.35	0.70

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	Commissions Paid to B-TRADE Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Blend
2007	3,674	0.63	0.74
2006	24,686	2.70	4.51
SmallCap Growth
2007	5,408	0.59	0.80
2006	4,122	2.87	3.34
SmallCap Value
2007	3,354	0.18	0.32
2006	859	0.14	0.43

	Commissions Paid to Dean Witter Reynolds, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Growth II
2005	4,376	0.53	0.50

	Commissions Paid to Fidelity Brokerage Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners International
2005	1	0.00	0.00
Partners LargeCap Blend I
2005	48	0.17	0.25
Partners MidCap Growth II
2006	83,344	6.80	8.56
2005	29,948	4.20	8.99
Partners MidCap Value
2007	7,220	0.63	0.83
2006	2,860	0.17	0.21
Partners MidCap Value I
2007	1,055	0.08	0.09
2006	7,997	1.01	1.03
SmallCap Blend
2005	661	0.09	0.09
SmallCap Growth
2005	145	0.07	0.08
SmallCap Value
2005	191	0.04	0.03

	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	11,417	1.88	1.55
2006	66,547	4.11	2.35
2005	16,071	3.66	1.17
Diversified International
2007	594,408	7.29	8.03
2006	199,047	7.32	6.67
2005	81,387	6.24	5.41
International Emerging Markets
2007	361,143	4.77	4.24
2006	63,702	3.53	3.30
2005	20,748	2.34	2.23

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	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
International Growth
2007	336,506	4.78	3.19
2006	288,720	7.18	4.82
2005	93,939	3.76	2.86
LargeCap Growth
2007	39,426	0.66	0.61
2006	28,046	1.58	1.26
2005	30,865	3.84	3.06
LargeCap S&P 500 Index
2006	823	2.22	1.41
2005	133	0.28	0.27
LargeCap Value
2007	16,082	1.06	0.97
2006	48,528	3.62	2.43
2005	80,821	10.23	6.13
MidCap Blend
2007	8,194	1.47	0.84
2006	18,818	1.91	1.89
2005	10,209	1.99	2.06
MidCap Growth
2007	3,814	3.76	3.02
2006	2,212	2.18	2.40
2005	4,374	4.85	3.83
MidCap S&P 400 Index
2005	168	0.60	0.56
MidCap Value
2007	3,579	1.23	1.10
2006	6,623	2.27	1.59
2005	12,937	3.31	2.61
Partners Global Equity
2007	6,061	11.29	21.52
2006	1,294	3.86	6.05
2005	324	2.75	1.83
Partners International
2007	278,684	8.52	10.12
2006	191,758	11.16	9.55
2005	84,903	8.48	14.78
Partners LargeCap Blend
2007	43,748	5.51	4.42
2006	27,132	3.25	2.71
2005	23,814	3.06	4.00
Partners LargeCap Blend I
2007	200	0.08	0.02
2006	4,538	4.43	1.51
2005	783	2.73	1.38
Partners LargeCap Growth I
2007	37,740	3.25	2.27
2006	48,726	4.75	3.92
2005	28,376	2.50	3.49
Partners LargeCap Growth II
2007	2,358	0.27	0.22
2006	22,220	1.73	0.97
2005	46,395	5.76	3.24

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	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	33,593	4.11	4.87
2006	54,249	7.83	7.60
2005	267,727	26.04	22.59
Partners LargeCap Value I
2007	46,753	10.18	5.59
2006	11,579	3.26	1.74
2005	2,540	0.87	0.42
Partners LargeCap Value II
2007	674	1.71	0.55
2006	381	1.49	0.53
2005	1,951	2.93	1.76
Partners MidCap Growth
2007	38,351	0.32	1.62
2006	74,253	6.59	4.01
2005	66,605	11.85	9.36
Partners MidCap Growth I
2007	12,055	2.10	2.08
2006	13,322	1.88	1.60
2005	136,955	28.49	25.63
Partners MidCap Growth II
2006	748	0.06	0.04
Partners MidCap Value
2007	6,578	0.58	0.26
2006	17,322	1.04	0.62
2005	11,227	1.63	1.51
Partners MidCap Value I
2007	6,078	0.48	0.22
2006	13,952	1.75	0.90
2005	30,402	4.62	4.90
Partners SmallCap Blend
2007	12,351	2.10	2.15
2006	6,799	0.89	0.91
2005	31,884	4.38	4.81
Partners SmallCap Growth I
2007	14,565	5.19	8.64
2006	11,502	3.71	4.08
2005	18,377	5.43	5.57
Partners SmallCap Growth II
2007	13,062	0.82	0.69
2006	5,977	0.35	0.28
2005	4,515	0.54	0.90
Partners SmallCap Growth III
2007	23,430	1.93	2.01
2006	2,012	0.30	0.06
2005	28,727	7.09	6.28
Partners SmallCap Value
2007	1,399	0.40	0.56
Partners SmallCap Value I
2007	33,744	4.75	5.67
2006	60,820	9.81	9.06
2005	4,832	1.60	1.21
Partners SmallCap Value II
2007	14,642	2.71	2.81
2006	1,940	0.40	0.48
2005	22	0.01	0.01

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	Commissions Paid to Goldman Sachs & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Real Estate Securities
2007	13,127	0.69	0.43
2006	93,385	11.67	7.65
2005	3,945	0.93	1.11
SmallCap Blend
2007	8,588	1.47	1.17
2006	15,278	1.67	1.13
2005	17,655	2.49	1.05
SmallCap Growth
2007	10,846	1.18	0.84
2006	5,128	3.57	2.40
2005	3,471	1.79	1.34
SmallCap S&P 600 Index
2006	9	0.01	0.01
2005	730	0.79	0.68
SmallCap Value
2007	24,991	1.33	0.96
2006	15,721	2.47	1.76
2005	26,887	5.53	3.67

	Commissions Paid to Goldman Sachs
	Execution & Clearing, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap Growth
2007	21,305	0.35	0.18
MidCap Growth
2007	764	0.75	0.86
Partners LargeCap Blend
2007	8,179	1.03	2.08
2006	2,286	0.27	0.78
2005	3,466	0.45	1.01
Partners LargeCap Blend I
2007	1	0.00	0.00
2006	670	0.65	1.19
2005	1,758	6.13	21.78
Partners LargeCap Growth I
2007	2,991	0.26	0.88
2006	1,678	0.16	0.76
2005	5,154	0.45	0.83
Partners LargeCap Growth II
2007	38,393	4.39	8.95
2006	65,345	5.07	11.57
2005	34,360	4.27	10.32
Partners LargeCap Value I
2007	23,280	5.07	6.72
2006	7,010	1.97	4.82
2005	5,469	1.86	4.61
Partners LargeCap Value II
2007	600	1.52	1.74
2006	269	1.05	1.10
2005	1,992	2.99	7.70
Partners MidCap Growth
2007	6,860	0.58	1.16
2006	54,622	4.85	10.32
2005	25,955	4.62	9.17

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	Commissions Paid to Goldman Sachs
	Execution & Clearing, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Value
2006	255	0.02	0.01
2005	1,815	0.26	0.11
Partners SmallCap Growth I
2006	11	0.00	0.02
Partners SmallCap Growth II
2007	14,599	0.92	2.03
2006	13,840	0.82	3.48
2005	3,354	0.40	2.07
Partners SmallCap Growth III
2007	136	0.01	0.08
2006	688	0.10	0.04
Partners SmallCap Value I
2005	557	0.18	0.18

	Commissions Paid to Goldman Sachs Jbwere
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
International Growth
Partners International
2005	969	0.10	0.05

	Commissions Paid to Ixis Asset Management Distributors, LP
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners International
2007	7,179	0.22	0.14
2006	58	0.00	0.00
2005	1,176	0.12	0.08

	Commissions Paid to Jpmorgan
	Cazenove Limited
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Diversified International
2007	11,635	0.14	0.16
2006	15,437	0.57	0.60
2005	5,278	0.40	0.42
International Emerging Markets
2005	784	0.09	0.12
International Growth
2007	64,001	0.91	0.70
2006	16,802	0.42	0.33
2005	23,016	0.92	0.73
Partners International
2007	16,866	0.52	0.43
2006	10,104	0.59	0.48
2005	13,758	1.37	0.79

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 139
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	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	174,567	2.95	2.06
2006	34,156	2.11	1.19
Diversified International
2007	411,201	5.05	4.31
2006	104,908	3.86	3.28
2005	33,868	2.60	2.01
Equity Income I
2007	57,024	1.43	1.90
Global Real Estate Securities
2007	18	0.56	0.19
High Yield II
2007	4,000	2.68	7.94
International Emerging Markets
2007	497,804	6.57	6.31
2006	101,007	5.60	5.55
2005	35,095	3.96	3.42
International Growth
2007	346,740	4.93	3.48
2006	142,097	3.54	3.06
2005	153,151	6.13	4.67
LargeCap Growth
2007	213,379	3.55	2.56
2006	3,720	0.21	0.26
2005	1,312	0.16	0.11
LargeCap Value
2007	73,568	4.86	2.76
2006	26,866	2.00	1.21
2005	14,320	1.81	1.26
MidCap Blend
2007	12,137	2.18	2.10
2006	14,936	1.52	1.59
2005	10,543	2.05	2.19
MidCap Growth
2007	7,390	7.29	6.10
2006	3,896	3.85	4.25
2005	1,972	2.19	1.73
MidCap Stock
2007	8,936	1.69	1.92
MidCap Value
2007	4,180	1.43	1.30
2006	5,938	2.13	1.04
2005	3,609	0.92	0.83
Partners International
2007	193,548	5.92	5.38
2006	77,044	4.48	4.33
2005	53,801	5.37	5.59
Partners LargeCap Blend
2007	36,305	4.57	5.29
2006	25,691	3.07	3.05
2005	21,365	2.75	2.27
Partners LargeCap Blend I
2007	8,596	3.29	2.25
2006	7,466	7.29	4.48
2005	26	0.09	0.34

140 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
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	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Growth I
2007	86,449	7.45	5.79
2006	38,312	3.74	3.43
2005	30,229	2.66	2.58
Partners LargeCap Growth II
2007	9,791	1.12	0.51
2005	126	0.02	0.02
Partners LargeCap Value
2007	252	0.03	0.02
2006	5,024	0.72	0.35
Partners LargeCap Value I
2007	15,116	3.29	1.63
2006	15,046	4.23	3.16
2005	7,615	2.59	1.19
Partners LargeCap Value II
2007	228	0.58	0.34
2006	48	0.19	0.18
Partners MidCap Growth
2007	226,518	19.03	13.42
2006	210,349	18.67	15.55
2005	23,692	4.21	3.52
Partners MidCap Growth I
2007	42,166	7.35	5.26
2006	40,694	5.74	5.02
2005	20,405	4.24	3.74
Partners MidCap Growth II
2006	42,307	3.47	2.92
Partners MidCap Value
2007	12,641	1.11	0.57
2006	40,337	2.42	1.38
2005	11,345	1.65	1.38
Partners MidCap Value I
2007	44,316	3.49	2.10
2006	21,453	2.70	2.00
2005	8,607	1.31	0.99
Partners SmallCap Blend
2007	30,462	5.17	4.12
2006	36,902	4.84	4.24
2005	27,888	3.83	3.78
Partners SmallCap Growth I
2007	29,252	10.43	9.92
2006	40,505	13.06	11.47
2005	3,443	1.02	1.82
Partners SmallCap Growth II
2007	146,619	9.25	7.75
2006	140,886	8.31	5.27
2005	865	0.10	0.09
Partners SmallCap Growth III
2007	28,409	2.34	2.36
2006	6,984	1.05	1.54
2005	55,313	13.66	13.88
Partners SmallCap Value
2007	7,331	2.11	1.39
2006	3,544	0.79	0.74

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 141
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	Commissions Paid to J.P. Morgan Securities
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value I
2007	65,706	9.25	8.94
2006	31,860	5.14	4.20
2005	1,820	0.60	0.28
Partners SmallCap Value II
2007	8,304	1.53	0.54
2006	579	0.12	0.15
2005	32	0.01	0.02
Real Estate Securities
2007	76,898	4.03	3.45
2006	14,913	1.86	1.95
2005	8,564	2.02	1.30
SmallCap Blend
2007	22,081	3.78	2.57
2006	10,801	1.18	0.78
2005	1,904	0.27	0.29
SmallCap Growth
2007	22,779	2.69	1.81
2006	3,548	2.47	1.71
2005	3,779	1.95	1.61
SmallCap S&P 600 Index
2006	226	0.15	0.05
SmallCap Value
2007	19,932	1.06	0.96
2006	7,079	1.11	0.93
2005	2,928	0.60	0.48
Ultra Short Bond
2007	200	3.55	0.07
West Coast Equity
2007	1,060	0.16	0.07

	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	390,284	6.59	6.53
2006	94,378	5.82	6.62
2005	23,210	5.28	6.10
Diversified International
2007	262,971	3.23	2.99
2006	103,073	3.79	5.35
2005	47,886	3.67	3.34
Equity Income I
2007	95,488	2.40	1.88
Global Real Estate Securities
2007	74	2.29	5.63
High Yield II
2007	2,652	1.77	3.34
International Emerging Markets
2007	124,539	1.64	1.58
2006	25,732	1.43	1.32
2005	33,577	3.79	3.32
International Growth
2007	259,778	3.69	3.33
2006	236,043	5.87	7.97
2005	72,740	2.91	3.17

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	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap Growth
2007	681,539	11.33	6.34
2006	145,011	8.17	7.74
2005	108,088	13.45	10.51
LargeCap S&P 500 Index
2007	16,083	43.28	32.24
2006	1,789	4.82	10.67
2005	14,223	29.79	59.24
LargeCap Value
2007	97,279	6.43	7.14
2006	51,346	3.83	5.47
2005	46,629	5.90	5.29
MidCap Blend
2007	21,826	3.92	4.70
2006	53,701	5.45	4.94
2005	55,007	10.72	10.05
MidCap Growth
2007	7,001	6.91	7.41
2006	11,929	11.78	9.69
2005	4,761	5.28	3.64
MidCap S&P 400 Index
2007	6,053	21.82	26.08
2006	9,000	24.93	28.15
2005	3,692	13.33	20.07
MidCap Stock
2007	21,532	4.07	3.53
MidCap Value
2007	20,449	7.01	8.22
2006	14,642	5.26	4.82
2005	19,805	5.07	5.60
Partners Global Equity Fund
2007	3,712	6.92	5.44
2006	3,690	11.01	8.43
2005	931	7.89	3.96
Partners International
2007	282,019	8.62	8.46
2006	195,178	11.35	13.14
2005	106,440	10.63	10.22
Partners LargeCap Blend
2007	18,937	2.38	3.65
2006	18,897	2.26	2.72
2005	38,876	5.00	5.73
Partners LargeCap Blend I
2007	21,302	8.15	7.17
2006	4,535	4.43	6.88
2005	443	1.55	1.96
Partners LargeCap Growth I
2007	37,946	3.27	4.56
2006	28,450	2.77	6.30
2005	34,552	3.04	3.52
Partners LargeCap Growth II
2007	17,109	1.96	0.93
2006	33,544	2.60	1.74
2005	15,985	1.99	1.26

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 143
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	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2007	17,028	2.08	2.89
2006	4,147	0.60	2.27
Partners LargeCap Value I
2007	4,310	0.94	0.74
2006	4,861	1.37	1.43
2005	4,722	1.61	1.08
Partners LargeCap Value II
2007	1,175	2.98	0.89
2006	444	1.74	0.87
2005	168	0.25	0.11
Partners MidCap Growth
2007	55,331	4.65	4.46
2006	51,063	4.53	3.68
2005	22,244	3.96	3.86
Partners MidCap Growth I
2007	22,179	3.86	3.38
2006	40,272	5.68	5.05
2005	27,952	5.81	5.95
Partners MidCap Growth II
2006	86,513	7.11	8.45
2005	41,885	5.88	6.67
Partners MidCap Value
2007	146,185	12.80	8.47
2006	149,183	8.95	6.56
2005	106,573	15.46	15.29
Partners MidCap Value I
2007	54,005	4.25	6.12
2006	23,455	2.95	3.00
2005	34,204	5.19	5.15
Partners SmallCap Blend
2007	24,656	4.19	3.05
2006	36,736	4.82	4.61
2005	40,825	5.60	4.33
Partners SmallCap Growth I
2007	17,170	6.12	6.16
2006	26,284	8.48	8.45
2005	24,275	7.18	6.86
Partners SmallCap Growth II
2007	16,887	1.07	1.14
2006	43,258	2.55	1.64
2005	6,420	0.77	0.71
Partners SmallCap Growth III
2007	52,384	4.32	5.04
2006	10,170	1.53	2.06
2005	21,754	5.37	4.26
Partners SmallCap Value
2007	9,360	2.69	2.57
2006	788	0.18	0.12
2005	885	0.17	0.12
Partners SmallCap Value I
2007	22,724	3.20	2.99
2006	14,856	2.40	1.73
2005	6,404	2.12	1.90

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	Commissions Paid to Lehman Brothers
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value II
2007	3,409	0.63	0.88
2006	187	0.04	0.04
2005	247	0.07	0.07
Real Estate Securities
2007	268,055	14.04	15.40
2006	110,179	13.77	22.79
2005	65,908	15.52	27.62
SmallCap Blend
2007	12,990	2.22	1.65
2006	27,373	2.99	3.06
2005	26,262	3.71	3.71
SmallCap Growth
2007	17,277	1.87	1.68
2006	6,484	4.51	5.78
2005	12,361	6.39	5.24
SmallCap S&P 600 Index
2007	70,031	43.24	44.81
2006	26,276	17.59	21.43
2005	42,675	46.06	42.28
SmallCap Value
2007	73,768	3.92	3.78
2006	20,152	3.17	3.16
2005	29,549	6.08	6.44
Tax-Exempt Bond I
2007	5	0.08	0.05
West Coast Equity
2007	4,808	0.70	0.58

	Commissions Paid to Lynch, Jones & Ryan, Inc.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners MidCap Growth
2006	1,582	0.14	0.09
Partners SmallCap Blend
2007	1,700	0.29	0.18
Partners SmallCap Growth III
2005	64	0.01	0.01
Partners SmallCap Value II
2007	2,925	0.54	0.31
2006	285	0.06	0.08

	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Bond & Mortgage Securities
2007	200	0.20	0.16
Disciplined LargeCap Blend
2007	39,567	0.67	0.82
2006	49,642	3.06	3.34
2005	39,290	8.94	5.98
Diversified International
2007	431,726	5.30	4.71
2006	197,616	7.27	7.35
2005	81,905	6.28	5.88

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 145
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	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Equity Income I
2007	132,059	3.32	3.72
International Emerging Markets
2007	535,469	7.07	6.84
2006	112,716	6.24	6.51
2005	70,173	7.92	8.86
International Growth
2007	512,096	7.27	9.17
2006	285,954	7.12	13.42
2005	222,538	8.91	7.99
LargeCap Growth
2007	208,013	3.46	2.93
2006	39,365	2.22	2.58
2005	15,839	1.97	1.84
LargeCap S&P 500 Index
2007	474	1.27	2.55
2006	7,948	21.41	34.97
2005	14,711	30.81	26.59
LargeCap Value
2007	29,089	1.92	1.70
2006	46,206	3.44	5.42
2005	50,076	6.34	11.48
MidCap Blend
2007	10,941	1.96	2.60
2006	27,715	2.81	3.38
2005	37,713	7.35	3.84
MidCap Growth
2007	2,018	1.99	2.18
2006	4,901	4.84	5.30
2005	1,350	1.50	1.37
MidCap S&P 400 Index
2007	2,060	7.43	9.10
2006	2,493	6.91	8.28
2005	5,219	18.84	21.39
MidCap Value
2007	6,300	2.16	1.57
2006	5,373	1.93	2.04
2005	13,759	3.52	5.09
Partners Global Equity
2007	5,929	11.05	8.95
2006	5,249	15.66	11.65
2005	1,142	9.67	5.18
Partners International
2007	289,599	8.85	7.88
2006	146,733	8.54	9.27
2005	60,233	6.61	5.64
Partners LargeCap Blend
2007	36,513	4.60	3.95
2006	25,940	3.10	2.49
2005	38,900	5.01	5.75
Partners LargeCap Blend I
2007	8,931	3.42	11.00
2006	5,379	5.25	5.82
2005	3,618	12.62	16.12

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	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Growth I
2007	89,910	7.75	5.79
2006	56,611	5.52	5.46
2005	76,581	6.74	5.90
Partners LargeCap Growth II
2007	32,970	3.77	2.48
2006	20,545	1.60	0.69
2005	3,279	0.41	0.24
Partners LargeCap Value
2007	8,680	1.06	0.65
2006	38,149	5.50	14.72
2005	58	0.01	0.01
Partners LargeCap Value I
2007	8,551	1.86	2.16
2006	14,765	4.15	5.57
2005	4,648	1.58	3.03
Partners LargeCap Value II
2007	2,226	5.65	2.58
2006	1,440	5.63	1.67
2005	135	0.20	0.37
Partners MidCap Growth
2007	46,445	3.90	2.39
2006	34,914	3.10	2.42
2005	15,727	2.80	2.59
Partners MidCap Growth I
2007	33,728	5.88	6.41
2006	23,012	3.24	3.67
2005	24,505	5.10	4.43
Partners MidCap Growth II
2006	171,168	14.06	16.45
2005	83,440	11.71	10.09
Partners MidCap Value
2007	23,489	2.06	1.03
2006	30,020	1.80	1.36
2005	15,530	2.25	3.05
Partners MidCap Value I
2007	30,983	2.44	2.11
2006	16,080	2.02	2.61
2005	18,104	2.75	3.01
Partners SmallCap Blend
2007	31,994	5.43	6.02
2006	24,326	3.19	4.14
2005	38,170	5.24	3.88
Partners SmallCap Growth I
2007	8,258	2.95	2.84
2006	11,344	3.66	2.99
2005	12,060	3.57	2.77
Partners SmallCap Growth II
2007	16,326	1.03	1.19
2006	5,304	0.31	0.35
2005	7,342	0.88	2.01
Partners SmallCap Growth III
2007	8,092	0.67	0.79
2006	46	0.01	0.04

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	Commissions Paid to Morgan Stanley & Co. Inc. (formerly Morgan Stanley DW, Inc.)
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value
2007	1,186	0.34	0.27
2006	264	0.06	0.04
2005	810	0.15	0.08
Partners SmallCap Value I
2007	15,781	2.22	2.39
2006	28,082	4.53	6.95
2005	26,943	8.94	11.14
Partners SmallCap Value II
2007	74,177	13.70	25.34
2006	5,011	1.02	4.62
2005	2,092	0.57	0.20
Real Estate Securities
2007	34,400	1.80	1.03
2006	3,309	0.41	0.34
2005	3,880	0.91	1.02
SmallCap Blend
2007	3,420	0.58	0.88
2006	19,316	2.11	2.30
2005	15,668	2.21	2.48
SmallCap Growth
2007	9,316	1.01	0.87
2006	2,186	1.52	1.89
2005	11,936	6.17	10.09
SmallCap S&P 600 Index
2007	7,457	4.60	5.76
2006	9,357	6.27	7.06
2005	13,696	14.78	19.26
SmallCap Value
2007	8,008	0.43	0.27
2006	19,826	3.12	3.43
2005	32,681	6.72	7.43

	Commissions Paid to National Financial Services, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
LargeCap Growth
2007	8,000	0.13	0.10
2006	2,000	0.11	0.08
Partners LargeCap Blend
2006	1,248	0.15	0.09
Partners MidCap Growth Fund II
2005	1,645	0.23	0.20
Partners MidCap Value
2007	1,372	0.12	0.01
Partners MidCap Value I
2007	32	0.00	0.00
Partners SmallCap Growth III
2007	2,384	0.20	0.21
Partners SmallCap Value I
2006	919	0.15	0.13
2005	397	0.13	0.13
Partners SmallCap Value II
2005	623	0.17	0.12

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	Commissions Paid to Neuberger Berman, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
MidCap Growth
2007	2,308	2.28	3.19
Partners MidCap Growth II
2006	7,197	0.59	0.47
2005	2,265	0.32	0.57
Partners MidCap Value
2005	2,710	0.39	0.24
Partners SmallCap Growth I
2006	22	0.01	0.01
Partners SmallCap Value II
2005	1,871	0.51	0.23

	Commissions Paid to Pershing & Co.
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
International Emerging Markets Fund
2007	80	0.00	0.00
MidCap S&P 400 Index
2007	72	0.26	0.02
MidCap Stock
2007	72	0.01	0.00

	Commissions Paid to Pershing, LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
MidCap Growth
2006	4	0.00	0.00
MidCap Value
2007	342	0.12	0.16
Partners LargeCap Blend I
2007	5	0.00	0.00
Partners LargeCap Growth I
2007	1,312	0.11	0.05
2006	180	0.02	0.03
Partners LargeCap Value
2007	15,612	1.91	0.59
2006	76,921	11.10	8.20
Partners LargeCap Value I
2006	461	0.13	0.06
Partners MidCap Growth
2007	1,654	0.14	0.12
2006	1,491	0.13	0.12
Partners MidCap Value
2007	1,585	0.14	0.04
2006	3,845	0.23	0.10
Partners MidCap Value I
2007	575	0.05	0.03
Partners SmallCap Blend
2007	344	0.06	0.11
Partners SmallCap Growth II
2007	138,065	8.71	5.07
2006	18,811	1.11	1.03
Partners SmallCap Value II
2007	10,358	1.91	0.71
2006	4,915	1.00	0.56
2005	713	0.19	0.19

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 149
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	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	18,732	0.32	0.26
2006	3,431	0.21	0.30
2005	15,010	3.42	1.75
Diversified International
2006	4,572	0.17	0.16
International Emerging Markets
2006	927	0.05	0.11
Equity Income I
2007	307,620	7.73	9.09
High Yield II
2007	7,420	4.96	7.41
LargeCap Growth
2007	16,480	0.27	0.12
2006	13,320	0.75	0.66
2005	5,067	0.63	0.66
LargeCap Value
2007	4,984	0.33	0.32
2006	15,902	1.19	1.36
2005	10,195	1.29	0.70
MidCap Blend
2007	3,098	0.56	0.47
2006	13,377	1.36	1.12
2005	8,009	1.56	1.25
MidCap Growth
2006	798	0.79	0.84
2005	94	0.10	0.13
MidCap Stock
2007	23,161	4.38	4.63
MidCap Value
2007	3,641	1.25	1.13
2006	748	0.27	0.21
2005	1,994	0.51	0.41
Partners Global Equity
2007	1,642	3.06	3.26
2006	1,299	3.88	2.52
2005	760	6.44	3.74
Partners International
2007	12,721	0.39	0.26
2006	438	0.03	0.01
2005	451	0.05	0.04
Partners LargeCap Blend
2007	13,908	1.75	1.24
2006	18,928	2.27	2.37
2005	30,046	3.87	3.20
Partners LargeCap Blend I
2007	243	0.09	0.03
2006	1,658	1.62	1.00
Partners LargeCap Growth I
2007	14,572	1.26	1.15
2006	16,311	1.59	1.07
2005	20,738	1.83	1.12
Partners LargeCap Growth II
2007	19,554	2.24	5.09
2006	115,977	9.01	21.44
2005	48,496	6.03	8.15

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	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Value
2006	112,304	16.20	9.42
2005	590,920	57.48	54.85
Partners LargeCap Value I
2007	8,208	1.79	0.95
2006	5,312	1.49	1.58
2005	538	0.18	0.13
Partners LargeCap Value II
2007	5,677	14.40	27.87
2006	9,421	36.81	54.26
2005	4,424	6.63	9.89
Partners MidCap Growth
2007	1,554	0.13	0.12
2006	926	0.08	0.04
2005	3,955	0.70	0.36
Partners MidCap Growth I
2007	5,103	0.89	1.77
2006	14,180	2.00	3.02
2005	527	0.11	0.18
Partners MidCap Value
2007	26,523	2.32	1.03
2006	43,075	2.58	2.00
2005	28,860	4.19	3.66
Partners MidCap Value I
2007	16,627	1.31	1.28
2006	17,230	2.17	2.72
2005	33,305	5.06	6.91
Partners SmallCap Blend
2007	3,053	0.52	1.01
2006	14,871	1.95	3.54
2005	792	0.11	0.12
Partners SmallCap Growth II
2007	255	0.02	0.03
2006	240	0.01	0.09
2005	1,555	0.19	0.36
Partners SmallCap Value I
2007	6,925	0.98	1.58
2006	28,907	4.66	6.43
2005	9,991	3.31	4.09
Partners SmallCap Value II
2007	1,000	0.18	0.11
2006	554	0.11	0.08
Real Estate Securities
2007	15,814	0.83	0.62
2005	210	0.05	0.06
SmallCap Blend
2007	704	0.12	0.09
2006	4,387	0.48	0.53
2005	4,428	0.63	0.97
SmallCap Growth
2007	1,331	0.14	0.10
2006	90	0.06	0.04
2005	452	0.23	0.28

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 151
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	Commissions Paid to Sanford C. Bernstein & Co., LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
SmallCap Value
2007	2,280	0.12	0.12
2006	1,422	0.22	0.22
2005	2,574	0.53	0.47
West Coast Equity
2007	32,111	4.70	6.68

	Commissions Paid to Spectrum Asset Management
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Bond & Mortgage Securities
2007	101,653	99.80	99.80
High Quality Intermeidate-Term Bond
2007	12,874	100.00	100.00
Preferred Securities
2007	423,720	100.00	100.00
2006	346,026	99.99	99.99
2005	191,079	100.00	100.00

	Commissions Paid to UBS Financial Services
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
HighYield II
2007	4,911	3.29	5.31
Partners LargeCap Blend
2005	115	0.01	0.01
Partners MidCap Growth
2007	210	0.02	0.01
Partners MidCap Growth I
2006	1,060	0.15	0.09
Partners SmallCap Growth II
2006	1,092	0.06	0.06
2005	1,720	0.21	0.18
Partners SmallCap Value
2005	7,022	1.31	1.13
Partners SmallCap Value I
Partners SmallCap Value II
2006	369	0.08	0.23
2005	1,102	0.30	0.34

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Disciplined LargeCap Blend
2007	435,082	7.35	6.55
2006	140,705	8.68	11.26
2005	21,359	4.86	4.35
Diversified International
2007	668,164	8.20	9.42
2006	279,876	10.29	11.05
2005	199,103	15.27	21.82
Equity Income I
2007	221,051	5.55	6.07

152 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
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	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Global Real Estate Securities
2007	1,936	60.06	66.25
High Yield II
2007	341	0.23	0.31
International Emerging Markets
2007	769,547	10.16	12.09
2006	159,729	8.85	9.11
2005	107,366	12.12	14.60
International Growth
2007	877,759	12.47	20.16
2006	532,972	13.26	15.54
2005	265,102	10.62	22.68
LargeCap Growth
207	187,718	3.12	3.33
2006	78,317	4.41	4.42
2005	29,522	3.67	3.06
LargeCap S&P 500 Index
2006	42	0.11	0.39
2005	303	0.63	0.70
LargeCap Value
2007	72,884	4.82	4.32
2006	86,070	6.41	6.83
2005	68,115	8.62	8.84
MidCap Blend
2007	21,905	3.93	3.91
2006	53,996	5.48	3.78
2005	24,246	4.73	4.54
MidCap Growth
2007	2,516	2.48	1.89
2006	667	0.66	1.20
2005	1,081	1.20	0.95
MidCap S&P 400 Index
2007	923	3.33	3.03
2006	168	0.47	0.58
2005	1,869	6.75	7.86
MidCap Stock
2007	14,271	2.70	2.93
MidCap Value
2007	11,332	3.88	4.62
2006	24,249	8.70	8.31
2005	31,806	8.14	8.99
Partners Global Equity
2007	8,509	15.85	19.63
2006	6,173	18.42	20.24
2005	587	4.97	2.36
Partners International
2007	277,658	8.49	12.06
2006	145,642	8.47	10.13
2005	104,532	10.44	11.15
Partners LargeCap Blend
2007	21,332	2.69	3.03
2006	34,559	4.14	3.35
2005	51,392	6.61	5.87

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 153
www.Principal.com

	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners LargeCap Blend I
2007	28	0.01	0.03
2006	3,439	3.36	1.19
2005	1,343	4.69	3.11
Partners LargeCap Growth I
2007	46,929	4.04	5.70
2006	117,888	11.50	9.21
2005	98,554	8.68	9.04
Partners LargeCap Growth II
2007	28,754	3.29	4.62
2006	29,708	2.31	1.19
2005	8,269	1.03	0.79
Partners LargeCap Value
2007	85,734	10.48	14.28
2006	12,050	1.74	1.25
2005	36,713	3.57	8.38
Partners LargeCap Value I
2007	6,836	1.49	1.59
2006	2,950	0.83	0.32
2005	7,800	2.66	2.19
Partners LargeCap Value II
2007	2,399	6.09	11.07
2006	356	1.39	0.43
2005	793	1.19	0.44
Partners MidCap Growth
2007	19,818	1.66	1.62
2006	43,507	3.86	3.20
2005	51,264	9.12	7.80
Partners MidCap Growth I
2006	2,595	0.37	0.17
2005	4,112	0.86	0.76
Partners MidCap Growth II
2006	50,494	4.15	3.61
2005	10,476	1.47	1.32
Partners MidCap Value
2007	22,386	1.96	0.87
2006	23,405	1.40	0.76
2005	8,684	1.26	1.15
Partners MidCap Value I
2007	37,336	2.94	3.33
2006	40,376	5.08	4.14
2005	21,555	3.27	3.08
Partners SmallCap Blend
2006	2,356	0.31	0.17
Partners SmallCap Growth I
2007	17,544	6.26	5.26
2006	56,527	18.23	21.61
2005	38,040	11.25	14.58
Partners SmallCap Growth II
2007	31,879	2.01	3.83
2006	2,687	0.16	0.07
2005	7,589	0.91	1.74
Partners SmallCap Growth III
2007	5,609	0.46	0.58
2005	3,746	0.93	0.92

154 BROKERAGE ALLOCATION AND OTHER PRACTICES	Principal Investors Fund
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	Commissions Paid to UBS Securities LLC
	Total Dollar	As Percent of	Percent of Dollar Amount of
Fund	Amount	Total Commissions	Commissionable Transactions
Partners SmallCap Value
2007	2,646	0.76	0.69
2006	892	0.20	0.34
2005	8,271	1.54	0.91
Partners SmallCap Value I
2007	8,198	1.15	0.90
2006	3,343	0.54	0.36
2005	10,338	3.43	2.22
Partners SmallCap Value II
2007	10,254	1.89	0.86
2006	20,462	4.18	2.49
2005	18,866	5.14	2.75
Real Estate Securities
2007	72,032	3.77	4.49
2006	16,168	2.02	2.44
2005	14,706	3.46	5.72
SmallCap Blend
2007	24,689	4.22	3.47
2006	24,771	2.71	3.45
2005	28,548	4.03	5.01
SmallCap Growth
2007	69,399	7.53	5.80
2006	13,568	9.44	14.27
2005	14,810	7.65	7.51
SmallCap S&P 600 Index
2007	16,851	10.41	5.96
2006	3,052	2.04	1.82
2005	272	0.29	0.74
SmallCap Value
2007	134,756	7.16	6.40
2006	119,507	18.79	24.15
2005	69,871	14.37	17.74
West Coast Equity
2007	9,489	1.39	1.61

Material differences, if any, between the percentage of a Fund’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker’s execution.

Allocation of Trades by the Sub-Advisors and Sub-Sub-Advisors
Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund’s portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund’s portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund’s portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

Principal Investors Fund	BROKERAGE ALLOCATION AND OTHER PRACTICES 155
www.Principal.com

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value (“NAV”) per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day’s price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in “Pricing of Fund Shares.”

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in “Pricing of Fund Shares.”

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the “Manager”) may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Fund’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund
•	subtracting liabilities of the Fund
•	dividing the remainder proportionately into the classes of the Fund
•	subtracting the liability of each class
•	dividing the remainder by the total number of shares owned in that class.

156 PURCHASE AND REDEMPTION OF SHARES	Principal Investors Fund
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In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

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The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

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TAXATION OF THE FUNDS

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund’s Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred, Institutional, and S class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund’s Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

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Special Tax Considerations
Municipal Funds
Each of the Municipal Funds also intends to qualify to pay “exempt-interest dividends” to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are “substantial users” (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

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PORTFOLIO HOLDINGS DISCLOSURE

The Fund publishes month-end portfolio holdings information for each of the Fund’s portfolios on the principal.com website on the last business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund’s policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

Policy.  The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund’s portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to obtain prices for portfolio securities;
2)	Upon proper request to government regulatory agencies or to self regulatory organizations;
3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
4)	To the sub-advisers’ proxy service providers (Institutional Shareholder Services and Automatic Data Processing) to facilitate voting of proxies; and
5)	To the Fund’s custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or the Manager’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing before it occurs. Such third parties currently include:

Bloomberg, LP
Check Free Investment Services
Confluence Technologies, Inc.
Depository Trust Co.
DST Output, Inc.
Eagle Investment Systems
EzE Castle Software LLC
FactSet Research Systems
Financial Model Co.
Financial Tracking, LLC
Frank Russell Securities, Inc.
Frank Russell Company
Glass Lewis & Co.
Hub Data
Investment Company Institute
Investment Technology Group, Inc.
ix Partners, Ltd.
J.P. Morgan Investor Services
Mellon Analytical Solutions
Mellon Trust
PFPC
RiskMetrics Group
Russell Implementation Services
R.R. Donnelley and Sons Company
Standard & Poor’s Securities Evaluations, Inc.
Vestek

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

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The Fund may also disclose to Edge, non-public portfolio holdings information relating to the Underlying Funds in which the SAM portfolios invest to facilitate Edge’s management of the SAM portfolios. Edge may use underlying Fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.

The Fund’s non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund’s CCO will periodically, but no less frequently than annually, review the Fund’s portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund’s Board of Directors. In addition, the Fund’s Board of Directors must approve any change in the Fund’s portfolio holdings disclosure policy that would expand the distribution of such information.

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PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund’s Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended October 31, 2007, are incorporated herein by reference to the Funds’ Annual Reports.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The financial statements of the Funds for the fiscal year ended October, 31, 2007, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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GENERAL INFORMATION

MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P’s only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.

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APPENDIX A

Description of Bond Ratings:

Moody’s Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

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Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

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Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2:	A satisfactory capacity to pay principal and interest.

SP-3:	A speculative capacity to pay principal and interest.

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APPENDIX B

Proxy Voting Policies

The Proxy voting policies applicable to each Fund follows.

The order in which the Proxy Voting Policies are arranged is in alphabetical order by Manager and then each Sub-Advisor.

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Appendix XV-A
Proxy Voting Policies and Procedures For
Principal Investors Fund
Principal Variable Contracts Fund
Principal Retail Funds
(December 15, 2003)
It is each fund’s policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund’s portfolio securities in accordance with the advisor’s or sub-advisor’s voting policies and procedures.
The advisor or sub-advisor must provide, on a quarterly basis:
1.	Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor’s or sub-advisor’s voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor’s vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and

2.	Written notification of any changes to the advisor’s or sub-advisor’s proxy voting policies and procedures made during the preceding calendar quarter.
The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:
1.	Identification of the issuer of the security;

2.	Exchange ticker symbol of the security;

3.	CUSIP number of the security;

4.	The date of the shareholder meeting;

5.	A brief description of the subject of the vote;

6.	Whether the proposal was put forward by the issuer or a shareholder;

7.	Whether and how the vote was cast;

8.	Whether the vote was cast for or against management of the issuer.

October 2005
ALLIANCE CAPITAL MANAGEMENT L.P.
Statement of Policies and Procedures for Proxy Voting
Introduction
As a registered investment adviser, Alliance Capital Management L.P. (“Alliance Capital”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.
This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital’s growth and value investment groups investing on behalf of clients in both US and non-US securities.
Proxy Policies
This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:
Corporate Governance: Alliance Capital’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.
Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.
Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company’s auditors.
Changes in Legal and Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.
Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.
Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.
Anti-Takeover Measures: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

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Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.
Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.
Proxy Voting Procedures
Proxy Voting Committees
Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.
Conflicts of Interest
Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities

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are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.
Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.
Proxies of Certain Non-US Issuers
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.
In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital’s voting instructions. Although it is Alliance Capital’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.
Loaned Securities
Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.
Proxy Voting Records
Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

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American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1.	Election of Directors
a.	Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b.	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

American Century Investments	Proxy Voting Policies
d.	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.	Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
2.	Ratification of Selection of Auditors

The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.
B. Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Adviser will generally vote against the adoption of plans or plan amendments that:
•	provide for immediate vesting of all stock options in the

American Century Investments	Proxy Voting Policies
event of a change of control of the company (see “Anti-Takeover Proposals” below);

•	reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.
C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.	Cumulative Voting

The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the reelection of staggered boards.

3.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile

American Century Investments	Proxy Voting Policies
take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

American Century Investments	Proxy Voting Policies
7.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

9.	Limiting the Right to Call Special Shareholder Meetings.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

10.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The

American Century Investments	Proxy Voting Policies
Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

13.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

American Century Investments	Proxy Voting Policies
14.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.
C. Other Matters
1.	Shareholder Proposals Involving Social, Moral or Ethical Matters

The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

3.	Indemnification

The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with

American Century Investments	Proxy Voting Policies
applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

6.	Directors’ Stock Options Plans

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.	Director Share Ownership

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
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American Century Investments	Proxy Voting Policies
The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989

Revised 12/05/1991

Revised 2/15/1997

Revised 8/1/1999

Revised 7/1/2003

Revised 12/13/2005

Ark Asset Management Co., Inc.
Statement of Proxy Voting Policies and Procedures
February 2005
Introduction
Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of Ark Asset Management Co., Inc. (“Ark”) with regard to the voting of proxies over which we have investment responsibility. These policies and procedures are available to our clients upon request.
General Proxy Voting Policy
Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Adviser’s Act”). Pursuant to various provisions of the Adviser’s Act, Ark acts in a fiduciary capacity with respect to each of its clients and, therefore, Ark must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, Ark is guided by general fiduciary principles. Ark will attempt to consider all factors of its vote that could affect the value of the beneficial owner’s investments. With respect to proxies that Ark votes, the primary objective of Ark is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients’ investments. Ark will likely vote against any management proposals that Ark believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.
In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for clients that are ERISA plan assets. As such, Ark must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not allow our voting to be dictated by the position of any outsiders, other than following the recommendations of an independent third party in situations involving conflicts of interest (see “Conflicts of Interest” below) or where required by applicable law. It is Ark’s intent to vote all proxies, either directly or through a proxy voting service appointed by Ark. However, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to Ark

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according to the provision of stock loan agreements, and Ark shall not be responsible for not being able to vote those proxies.
Ark’s proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in Ark’s discretion to address any such changes.
The following summarizes Ark’s current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.
Proxy Voting Policies and Procedures
Each proxy proposal is reviewed on a case-by-case basis by Ark’s Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries.
A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.
Business Operations
These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:
•	Name changes

•	Election of directors

•	Ratification of auditors

•	Maintaining current levels of directors’ indemnification and liability

•	Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders’ proportionate interest

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•	Employee stock purchase or ownership plans
Changes in Status
There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:
•	Mergers, acquisitions, restructurings

•	Reincorporations

•	Changes in capitalization
Shareholder Democracy
We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:
•	Increased indemnification protections for directors or officers

•	Certain supermajority requirements

•	Unequal voting rights

•	Classified boards

•	Cumulative voting

•	Authorization of new securities if intention appears to be to unduly dilute shareholders’ proportionate interest

•	Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders
We will generally support proposals that maintain or expand shareholder democracy such as:
•	Annual elections

•	Independent directors

•	Confidential voting

•	Proposals that require shareholder approval for:
•	Adoption or retention of “poison pills” or golden parachutes

•	Elimination of cumulative voting or preemptive rights

•	Reclassification of company boards

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Compensation
We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.
Other Matters
Some proxy proposals address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, Ark will review each issue on a case-by-case basis and determine what in our opinion, will best enhance the value of the investment for the client, including any plan and its participants and beneficiaries.
Conflicts of Interest
Ark must act as a fiduciary when voting proxies on behalf of its clients. In that regard, Ark will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, Ark will actively monitor the proxies it receives on behalf of its clients to identify and resolve any potential conflict of interest.
Where Ark identifies a potential conflict of interest, Ark will initially determine whether such potential conflict is material. Where Ark determines there is a potential for a material conflict of interest regarding a proxy, Ark will take one or some of the following steps: (i) inform the client of the conflict and Ark’s proposed voting decision; (ii) discuss the proxy vote with the client and provide the client with an opportunity to direct the voting on its behalf; and/or (iii) seek the recommendations of an independent third party. Whenever Ark determines there is a potential for a material conflict of interest, Ark will document which step or steps it took to ensure the proxy vote was in the best interest of the client — and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.
Recordkeeping
In accordance with Rule 204-2 under the Adviser’s Act, Ark will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client’s written or oral requests, and (vi) any documents prepared by Ark that were material to how a proxy was voted or that memorialized the basis for the voting decision.

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In maintaining item (ii) above, Ark may rely on proxy statements filed on the SEC’s EDGAR system in lieu of maintaining internal copies. In maintaining item (iii) above, Ark may rely on the records of any third party, such as a proxy voting service; provided, however, that Ark will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.
Ark will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in Ark’s main office.
Disclosure of Proxy Voting Record
Ark will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to clients. Ark will further provide a copy of these policies and procedures to any client upon request. In addition, Ark will inform its clients how they can obtain further information about the manner in which Ark has voted their proxies.
Upon a request from a client, Ark will furnish its proxy voting record with respect to such client’s securities. In general, Ark will respond to such client request; however, any client request for information that Ark is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by Ark).
Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser’s Act, Ark is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their clients’ holdings).
With respect to each of Ark’s clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which Ark has been delegated the responsibility for voting the proxies, Ark will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

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Barrow, Hanley, Mewhinney & Straus, Inc. — Proxy Voting
BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.
BHMS retains Institutional Shareholder Services (ISS) for corporate governance research and beginning January 1, 2007, BHMS will use ISS policy recommendations. Clare Burch, the Proxy Coordinator, will review each proxy for each company to insure that all votes are in the best interest of the beneficial owners.
Proxy Oversight Committee
•	BHMS’ Proxy Oversight Committee reviews and reevaluates ISS policies. Policy modifications and updates implemented by ISS will be reviewed by the Proxy Oversight Committee on an on-going basis to assure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes portfolio managers James Barrow, Richard Englander and Jane Gilday, and Proxy Coordinator, Clare Burch.
Conflicts of Interest
•	All proxies will be voted uniformly in accordance with ISS recommendations unless BHMS overrides a specific issue. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.
BHMS has adopted written procedures to implement the Firm’s policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, including:
•	BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).

•	ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

•	The Proxy Coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

•	ISS verifies that every vote is received, voted and recorded.

•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

•	BHMS scans all voting records and saves digital copies to the network which is backed up daily.

•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing clientservices@barrowhanley.com.

•	BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the Proxy Coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.

•	The Proxy Coordinator shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
➢	These policies and procedures and any amendments;

➢	A record of each vote cast;

➢	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and

➢	A copy of each written request from a client for information on how BHMS voted such client’s proxies and a copy of any written response.
Clare Burch is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.

Columbus Circle Investors
PROXY VOTING POLICY
2006
I. Procedures
Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.
For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.
In addition to voting proxies for clients, Columbus Circle:
1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)	keeps records of proxy voting available for inspection by each client or governmental agencies — to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;
Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.
2006 PROXY VOTING POLICY • 1

II. Voting Guidelines
Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.
To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle’s client portfolios which provide information for appropriate monitoring of such delegated responsibilities.
Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.
A. Management Proposals:
1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.
t	“Normal” elections of directors

t	Approval of auditors/CPA

t	Directors’ liability and indemnification

t	General updating/corrective amendments to charter

t	Elimination of cumulative voting

t	Elimination of preemptive rights
2006 PROXY VOTING POLICY • 2

2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
t	Capitalization changes that eliminate other classes of stock and voting rights

t	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

t	Stock purchase plans with an exercise price of not less than 85% FMV

t	Stock option plans that are incentive based and not excessive

t	Reductions in supermajority vote requirements

t	Adoption of antigreenmail provisions
3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
t	Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

t	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

t	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

t	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

t	Classified or single-slate boards of directors

t	Reincorporation into a state that has more stringent anti-takeover and related provisions

t	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
2006 PROXY VOTING POLICY • 3

t	Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

t	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

t	Amending articles to relax quorum requirements for special resolutions

t	Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

t	Re-election of director(s) who holds offices of chairman and CEO

t	Re-election of director(s) who serve on audit, compensation and nominating committees

t	Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

t	Adoption of option plans/grants to directors or employees of related companies

t	Lengthening internal auditors’ term in office to four years
B. Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.
1. When voting shareholder proposals, in general, initiatives related to the following items are supported:
t	Auditors should attend the annual meeting of shareholders

t	Election of the board on an annual basis

t	Equal access to proxy process

t	Submit shareholder rights plan poison pill to vote or redeem
2006 PROXY VOTING POLICY • 4

t	Undo various anti-takeover related provisions

t	Reduction or elimination of super-majority vote requirements

t	Anti-greenmail provisions

t	Submit audit firm ratification to shareholder votes

t	Audit firm rotations every five or more years

t	Requirement to expense stock options

t	Establishment of holding periods limiting executive stock sales

t	Report on executive retirement benefit plans

t	Require two-thirds of board to be independent

t	Separation of chairman and chief executive posts
2. When voting shareholder proposals, in general, initiatives related to the following items are not supported:
t	Requiring directors to own large amounts of stock before being eligible to be elected

t	Restoring cumulative voting in the election of directors

t	Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

t	Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

t	Restrictions banning future stock option grants to executives except in extreme cases
3. Additional shareholder proposals require case-by-case analysis
2006 PROXY VOTING POLICY • 5

t	Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

t	Requirements that stock options be performance-based

t	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

t	Shareholder access to nominate board members

t	Requiring offshore companies to reincorporate into the United States
Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.
Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company’s policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle’s staff participates in national forums and maintains contacts with corporate representatives.
III. Conflicts of Interest
Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.
Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may
2006 PROXY VOTING POLICY • 6

have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.
In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.
Eff. 01/20/2006
2006 PROXY VOTING POLICY • 7

DIMENSIONAL FUND ADVISORS LP
PROXY VOTING POLICY SUMMARY DESCRIPTION
     Dimensional Fund Advisors LP (“Dimensional”) has adopted Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”), which Dimensional will apply to funds advised and sub-advised by Dimensional (the “Funds”).
     The Investment Committee of Dimensional Fund Advisors LP (“Dimensional”) is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Funds.
     Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of the Funds as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Funds, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to the Board of Directors of the Funds, or an authorized committee or designee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee or designee.
     Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of the Funds would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of the Funds.
     Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Fund.
     Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a Fund and which seeks to maximize the value of that fund’s investments. In some cases, Dimensional may determine that it is in the best interests of a Fund to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the investment of the Funds and that it is in that fund’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional may be unable to vote.
     With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Fund associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote.
     Dimensional has retained Institutional Shareholder Services (“ISS”), a division of Risk Metrics Group, Inc., an independent third party service provider, to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Funds; and provides reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

Proxy Voting Procedures of Edge Asset Management, Inc.
As Revised January 2, 2007
The Role of Edge Asset Management, Inc.
In its capacity as an investment adviser for each of its clients, Edge Asset Management, Inc. (“EAM”) shall, except where EAM and the client have otherwise agreed, assist the client in voting proxies with respect to its portfolio securities to the extent that such proxies relate to matters involving investment judgment. In addition, the client may authorize EAM, in its capacity as adviser, to vote the client’s proxies. In such cases, EAM is responsible for casting the proxy votes in a manner consistent with the best interests of the client.
The Role of the Proxy Voting Service
EAM has engaged Institutional Shareholder Services (“ISS”) to assist in the voting of proxies. ISS is responsible for coordinating with the client’s custodian to ensure that all proxy materials received by the custodian relating to the client’s portfolio securities are processed in a timely fashion. Subject to the right of the client and/or EAM to instruct ISS to vote a specific proxy in a specific manner (an “Exception”), ISS will vote all proxies in accordance with its proxy voting guidelines. (Where those guidelines call for a determination to be made on a case-by-case basis, ISS is responsible for obtaining such information as is reasonably necessary for it to determine how to vote such proxies in the best interests of the client, and for so voting such proxies.) ISS will notify EAM as to how it intends to vote each proxy no later than 3 business days prior to voting such proxy. In the event EAM wishes to create an Exception for a proxy vote, it will notify ISS at least 1 business day before the last day on which the proxy could be voted. Except as may otherwise be agreed by a client, EAM will provide a report (including both the basis and rationale for the Exception and a certification as to the absence of any conflict of interest (as described below under “Conflicts of Interest”) relating to such proxy) with respect to each Exception to the client at least quarterly.
ISS will identify to EAM any proxy with respect to which it may be deemed to have a conflict of interest at least 5 business days prior to the last day such proxy could be voted. EAM will determine how any such proxy will be voted, unless it may also be deemed to have a conflict, in which case EAM will make a recommendation to the client with respect to the proxy, and the client will determine how the proxy should be voted.
Conflicts of Interest
Occasions may arise where a person or organization involved in the proxy voting process for a client may have a conflict of interest in voting the client’s proxy. A conflict of interest may exist, for example, if EAM has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to a particular proxy shall disclose that conflict to EAM and otherwise remove himself from the proxy voting process. EAM will review each proxy with respect to which it wishes to create an Exception to determine if a conflict of interest exists and will provide the client with a Conflicts Report for each proxy that (1) describes any conflict of interest, (2) discusses the procedures used to address such conflict of interest, and (3) discloses any contacts from parties outside EAM (other than routine communications from proxy solicitors) with respect to the proxy.

Proxy Voting Guidelines of Edge Asset Management, Inc.
As Revised January 2, 2007
The proxy voting guidelines below give a general indication of how Edge Asset Management, Inc. (“EAM”) will vote a client’s portfolio securities on proposals dealing with a particular issue. In cases where EAM has engaged a proxy voting service, the proxy voting service will vote all proxies relating to client’s portfolio securities in accordance with its guidelines, except as otherwise instructed by the client or EAM. If a portfolio security is currently being loaned by a client but is the subject of a vote that EAM determines is material to the value of the security, EAM will seek to recall that portfolio security and vote the proxy in accordance with these guidelines. Votes with respect to portfolio securities on loan will otherwise be voted in the discretion of the borrower.
The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when EAM may not vote in strict adherence to these guidelines.
EAM, as part of its ongoing review and analysis of all client portfolio holdings, is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the client and/or any proxy voting service of circumstances where the client’s interests warrant a vote contrary to these guidelines.
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and EAM’s intent to hold corporate boards accountable for their actions in promoting shareholder interests, the client’s proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the client’s proxies will be voted FOR board-approved proposals, except as indicated below.
DOMESTIC (U.S.) PROXIES
1.	Auditors
•	Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	Fees for non-audit services are excessive; or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
•	Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account these factors:
•	Tenure of the audit firm

•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•	Length of the rotation period advocated in the proposal

•	Significant audit-related issues

•	Number of audit committee meetings held each year

•	Number of financial experts serving on the committee
2.	Board of Directors
a.	Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent

•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
b.	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.
c.	Independent Chairman (Separate Chairman/CEO)
•	Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

d.	Majority of Independent Directors/Establishment of Committees
•	Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3.	Shareholder Rights
a.	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.
b.	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
c.	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.
d.	Cumulative Voting
•	Vote AGAINST proposals to eliminate cumulative voting.

•	Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
e.	Confidential Voting
•	Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests
a.	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
b.	Reimbursing Proxy Solicitation Expenses
•	Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
5.	Poison Pills
•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6.	Mergers and Corporate Restructurings
•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7.	Reincorporation Proposals
•	Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8.	Capital Structure
a.	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•	Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

b.	Dual-class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders, or

•	It is not designed to preserve the voting power of an insider or significant shareholder.
9.	Executive and Director Compensation
•	Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS’s methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

•	Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

•	Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or

•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group.
a.	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

•	Treatment of surrendered options.
b.	Qualified Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value,

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

•	Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
c.	Nonqualified Employee Stock Purchase Plans
•	Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.

•	Vote FOR nonqualified plans with all the following features:
•	Broad-based participation

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value

•	No discount on the stock price on the date of purchase since there is a company matching contribution
•	Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
d.	Shareholder Proposals on Compensation
•	Generally, vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10.	Social and Environmental Issues
•	These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company. Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations
FOREIGN (NON-U.S.) PROXIES
1.	Financial Results/Director and Auditor Reports
•	Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used, or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
2.	Appointment of Auditors and Auditor Compensation
•	Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used,

•	The auditors are being changed without explanation, or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

•	ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.
3.	Appointment of Internal Statutory Auditors
•	Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used,

•	Questions exist concerning any of the statutory auditors being appointed, or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
4.	Allocation of Income
•	Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation, or

•	The payout is excessive given the company’s financial position.
5.	Stock (Scrip) Dividend Alternative
•	Vote FOR most stock (scrip) dividend proposals.

•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
6.	Amendments to Articles of Association
•	Vote amendments to the articles of association on a CASE-BY-CASE basis.
7.	Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
8.	Lower Disclosure Threshold for Stock Ownership
•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
9.	Amend Quorum Requirements
•	Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
10.	Transact Other Business
•	Vote AGAINST other business when it appears as a voting item.
11.	Director Elections
•	Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been met in a timely fashion,

•	There are clear concerns over questionable finances or restatements,

•	There have been questionable transactions with conflicts of interest,

•	There are any records of abuses against minority shareholder interests, and

•	There are clear concerns about the past performance of the company or the board; or

•	The board fails to meet minimum corporate governance standards.
•	Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

•	Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

•	Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

•	Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
12.	Director Compensation
•	Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

•	Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

•	Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

•	Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.
13.	Discharge of Board and Management
•	Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question, or

•	Legal action is being taken against the board by other shareholders.
•	Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
14.	Director, Officer, and Auditor Indemnification and Liability Provisions
•	Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

•	Vote AGAINST proposals to indemnify auditors.
15.	Board Structure
•	Vote FOR proposals to fix board size.

•	Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

•	Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
16.	Share Issuance Requests
a.	General Issuances
•	Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

•	Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
b.	Specific Issuances
•	Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
17.	Increases in Authorized Capital
•	Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).
•	Vote AGAINST proposals to adopt unlimited capital authorizations.
18.	Reduction of Capital
•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
19.	Capital Structures
•	Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

•	Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
20.	Preferred Stock
•	Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•	Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

•	Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

•	Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

•	Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
21.	Debt Issuance Requests
•	Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

•	Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.

•	Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
22.	Pledging of Assets for Debt
•	Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
23.	Increase in Borrowing Powers
•	Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
24.	Share Repurchase Plans:
•	Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available, or

•	The plan contains no safeguards against selective buybacks.
25.	Reissuance of Shares Repurchased:
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
26.	Capitalization of Reserves for Bonus Issues/Increase In Par Value:
•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
27.	Reorganizations/Restructurings:
•	Vote reorganizations and restructurings on a CASE-BY-CASE basis.
28.	Mergers and Acquisitions:
•	Vote FOR mergers and acquisitions, unless:
•	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group, or

•	The company’s structure following the acquisition or merger does not reflect good corporate governance.
•	Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

•	ABSTAIN if there is insufficient information available to make an informed voting decision.
29.	Mandatory Takeover Bid Waivers:
•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
30.	Reincorporation Proposals:
•	Vote reincorporation proposals on a CASE-BY-CASE basis.
31.	Expansion of Business Activities:
•	Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
32.	Related-Party Transactions:
•	Vote related-party transactions on a CASE-BY-CASE basis.
33.	Compensation Plans:
•	Vote compensation plans on a CASE-BY-CASE basis.
34.	Anti-takeover Mechanisms:
•	Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
35.	Shareholder Proposals:
•	Vote all shareholder proposals on a CASE-BY-CASE basis.

•	Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

•	Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

EMERALD ADVISERS, INC.
PROXY VOTING POLICY
The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:
1)	selecting proper directors

2)	insuring that these directors have properly supervised management

3)	resolve issues of natural conflict between shareholders and managers
a.	Compensation

b.	Corporate Expansion

c.	Dividend Policy

d.	Free Cash Flow

e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.

f.	Preserving Integrity
In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.
I. BOARDS OF DIRECTORS
In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A. Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
• Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
• Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
• Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
• Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
• Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.
• Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
• Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.
B. Selection of Accountants: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.
C. Incentive Stock Plans. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.
D. Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E. Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.
F. Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.
G. Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation EAI will vote its shares on a case by case basis.
II. CORPORATE GOVERNANCE ISSUES
These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.
A. Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.
B. Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.
1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.
3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.
4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.
5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.
6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a. Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.
b. Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.
c. Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.
d. Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.
e. Greenmail
EAI would not support management in the payment of greenmail.
Resolution: EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.
f. Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.
g. Proposals Designed to Discourage Mergers & Acquisitions In Advance These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.
h. Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.
i. Disclosure
Resolution: EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records. EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.
j. Sweeteners
Resolution: EAI will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k. Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case by case basis, EAI will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.
l. Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI will support any proposal calling for equal access to proxy statements.
m. Abstention Votes
EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.
III. Other Issues
On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:
A. Human Rights
B. Nuclear Issues
C. Defense Issues
D. Social Responsibility
EAI, in general supports the position of management. Exceptions to this policy Include:
1. South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South

Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.
2. Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

Essex Investment Management Company, LLC
Summary of Proxy Voting Policies and Procedures

Introduction	Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients’ portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.

The following, is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client’s investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client’s proxies.

Voting Agent	Essex has contracted with an independent third party, Institutional Shareholders Services (“ISS”), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. ISS specializes in providing a variety of fiduciary-level services related to proxy voting. ISS researches proxy issues and then independent from Essex executes votes.

Essex has adopted ISS’ proxy voting policy guidelines as its own and votes Essex’s clients’ proxies (for those clients over which it has proxy voting authority) according to those policy guidelines. There are three sets of ISS proxy voting policy guidelines adopted by Essex, two for Taft-Hartley Union/Public Plan Sponsor clients (PVS or SIRS proxy voting policy and guidelines) and another, for all other clients, covering U.S. and global proxies. It is the client’s decision as to which set of guidelines will be used to vote its proxies.

Details of ISS’ proxy voting policy guidelines are available upon request.

In extraordinary circumstances, Essex’s Proxy Voting Committee (“Committee”) and Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee	Essex’s Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex’s clients), ISS’ proxy voting policies as Essex’s own proxy voting policies. Any changes to the ISS voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest	As noted, Essex has an agreement with ISS as an independent proxy voting agent and Essex has adopted the ISS proxy voting policies. The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where ISS itself may have a material conflict with an issuer of a proxy vote for which it is voting on Essex’s clients’ behalf. In those situations, ISS will fully or partially abstain from voting and Essex’s Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex’s Compliance Officer must approve any decision made on such vote prior to the vote being cast.

Essex’s Committee and Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from ISS. In both of the preceding circumstances, the Committee and Essex’s Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest were identified and material conflicts were properly addressed such that the vote was in the best interest of the clients rather than the product of the conflict.

How to Obtain Voting Information	Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex’s full proxy voting policy and procedures by contacting Valerie Sullivan at (617) 342-3241 or at proxyvoting@essexinvest.com.

Goldman Sachs Asset Management
(“GSAM”)*
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams
General Overview
While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.
Active Equity
Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.
In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts.
As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.
Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.
Quantitative Equity
Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.
************************************************

Appendix A
ISS Standard Proxy Voting Guidelines Summary
The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.
1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
2.	Board of Directors
a.	Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b.	Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c.	Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d.	Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3.	Shareholder Rights
a.	Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b.	Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c.	Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d.	Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e.	Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.
4.	Proxy Contests
a.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b.	Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure
a.	Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b.	Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.
a.	Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
b.	Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
c.	Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Asset Management
Global Proxy Voting
Procedures and Guidelines
2007 Edition
April 1, 2007
JPMorgan Asset Management Corporate Governance

Asset Management
Table of Contents- Global

Part I:	JPMorgan Asset Management Global Proxy-Voting Procedures

	A.	Objective	3
	B.	Proxy Committee	3
	C.	The Proxy Voting Process	3-4
	D.	Material Conflicts of Interest	5
	E.	Escalation of Material Conflicts of Interest	5
	F.	Recordkeeping	6
		Exhibit A	6

Part II:	JPMorgan Asset Management Global Proxy-Voting Guidelines

	A.	North America	8-23
		Table of Contents	9-10
		Guidelines	11-23

	B.	Europe, Middle East, Africa, Central America
		and South America	24-35
		Table of Contents	25
		Guidelines	26-35

	C.	Asia (ex-Japan)	36-44
		Table of Contents	37
		Guidelines	38-44

	D.	Japan	45-46
JPMorgan Asset Management Corporate Governance

Asset Management
Part I: JPMorgan Asset Management Global Proxy Voting Procedures
A.	Objective
As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM’s objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. 1
These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.
B.	Proxy Committee
To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.
C.	The Proxy Voting Process [2]
JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

[1]	1. Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group’s proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

[2]	The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.
JPMorgan Asset Management Corporate Governance

Asset Management
C.	The Proxy Voting Process — Continued
Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.
Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.
JPMorgan Asset Management Corporate Governance

Asset Management
D.	Material Conflicts of Interest
The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.
Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM’s relationship with such company and materially impact JPMAM’s business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.
E.	Escalation of Material Conflicts of Interest
When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.
Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
•	removing certain JPMAM personnel from the proxy voting process;

•	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;

•	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or

•	deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.
The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.
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F.	Recordkeeping
JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:
•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;

•	a copy of each proxy statement received on behalf of JPMAM clients;

•	a record of each vote cast on behalf of JPMAM client holdings;

•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and

•	a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.
It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.
Exhibit A
JPMorgan Investment Advisors Inc.
JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
Security Capital Research & Management Incorporated
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Part II: Proxy Voting Guidelines
JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.
JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.
In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.
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Part II.A: North America Proxy Voting
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Part II.A: North America Guidelines Table of Contents

1.	Uncontested Director Elections	11

2.	Proxy Contests	11
	a. Election of Directors	11
	b. Reimburse Proxy Solicitation Expenses	11

3.	Ratification of Auditors	12

4.	Proxy Contest Defenses	13-14
	a. Board Structure: Staggered vs. Annual Elections	13
	b. Shareholder Ability to Remove Directors	13
	c. Cumulative Voting	13
	d. Shareholder Ability to Call Special Meeting	14
	e. Shareholder Ability to Act by Written Consent	14
	f. Shareholder Ability to Alter the Size of the Board	14

5.	Tender Offer Defenses	14-15
	a. Poison Pills	14
	b. Fair Price Provisions	14
	c. Greenmail	14
	d. Unequal Voting Rights	14
	e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws	14
	f. Supermajority Shareholder Vote Requirement to Approve Mergers	15

6.	Miscellaneous Board Provisions	15-16
	a. Separate Chairman and CEO Positions	15
	b. Lead Directors and Executive Sessions	15
	c. Majority of Independent Directors	15
	d. Stock Ownership Requirements	15
	e. Term of Office	16
	f. Director and Officer Indemnification and Liability Protection	16
	g. Board Size	6
	h. Majority Vote Standard	16

7.	Miscellaneous Governance Provisions	16-17
	a. Independent Nominating Committee	16
	b. Confidential Voting	16
	c. Equal Access	16
	d. Bundled Proposals	16
	e. Charitable Contributions	16
	f. Date/Location of Meeting	16
	g. Include Nonmanagement Employees on Board	17
	h. Adjourn Meeting if Votes are Insufficient	17
	i. Other Business	17
	j. Disclosure of Shareholder Proponents	17

8.	Capital Structure	17-18
	a. Common Stock Authorization	17
	b. Stock Distributions: Splits and Dividends	17
	c. Reverse Stock Splits	17
	d. Blank Check Preferred Authorization	17
	e. Shareholder Proposals Regarding Blank Check Preferred Stock	17
	f. Adjustments to Par Value of Common Stock	17
	g. Restructurings/Recapitalizations	18
	h. Share Repurchase Programs	18
	i. Targeted Share Placements	18
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Part II.A: North America Guidelines Table of Contents

9.	Executive and Director Compensation	18-20
	a. Stock-based Incentive Plans	18-19
	b. Approval of Cash or Cash-and-Stock Bonus Plans	19
	c. Shareholder Proposals to Limit Executive and Director Pay	19
	d. Golden and Tin Parachutes	19
	e. 401(k) Employee Benefit Plans	19
	f. Employee Stock Purchase Plans	19
	g. Option Expensing	19
	h. Option Repricing	19
	i. Stock Holding Periods	19
	j. Transferable Stock Options	20

10.	Incorporation	20
	a. Reincorporation Outside of the United States	20
	b. Voting on State Takeover Statutes	20
	c. Voting on Reincorporation Proposals	20

11.	Mergers and Corporate Restructurings	20
	a. Mergers and Acquisitions	20
	b. Nonfinancial Effects of a Merger or Acquisition	20
	c. Corporate Restructuring	20
	d. Spin-offs	20
	e. Asset Sales	20
	f. Liquidations	20
	g. Appraisal Rights	20
	h. Changing Corporate Name	20

12.	Social and Environmental Issues	21-22
	a. Energy and Environment	21
	b. Northern Ireland	21
	c. Military Business	21
	d. International Labor Organization Code of Conduct	21
	e. Promote Human Rights in China, Nigeria, and Burma	21
	f. World Debt Crisis	22
	g. Equal Employment Opportunity and Discrimination	22
	h. Animal Rights	22
	i. Product Integrity and Marketing	22
	j. Human Resources Issues	22
	k. Link Executive Pay with Social and/or Environmental Criteria	22

13.	Foreign Proxies	22

14.	Pre-Solicitation Contact	22-23
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Part II.A: North America Guidelines
1.	Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:
1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or
2) implement or renew a dead-hand or modified dead-hand poison pill; or adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption.
3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or
4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or
5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or
6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or
7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.
8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a — Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.
9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.
10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.
11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Until the SEC can review the issue of shareholder access, we will reserve our position on this issue to be case by case.
Special attention will be paid to companies that display a chronic lack of shareholder accountability.
2.	Proxy Contests

2a. Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on

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a case-by-case basis.

3.	Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

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4.	Proxy Contest Defenses

4a. Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:
1) Majority of board composed of independent directors,
2) Nominating committee composed solely of independent directors,
3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,
4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
6) Absence of superior voting rights for one or more classes of stock,
7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).
4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholder ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
4c. Cumulative Voting
Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:
1) Annually elected board,
2) Majority of board composed of independent directors,
3) Nominating committee composed solely of independent directors,
4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
6) Absence of superior voting rights for one or more classes of stock,
7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

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4d. Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.	Tender Offer Defenses

5a. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

5b. Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter

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and bylaw amendments.

5f. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions

6a. Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:
(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
(2) Serves as liaison between the chairman and the independent directors,
(3) Approves information sent to the board,
(4) Approves meeting agendas for the board,
(5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,
(6) Has the authority to call meetings of the independent directors, and
(7) If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.
6b. Lead Directors and Executive Sessions
In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).
6c. Majority of Independent Directors
We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.
Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.
Generally vote for shareholder proposals asking for a 2/3 independent board.
6d. Stock Ownership Requirements
Vote for shareholder proposals requiring directors to own a minimum amount of company stock in

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order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.
6e. Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g. Board Size

Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.	Miscellaneous Governance Provisions

7a. Independent Nominating Committee

Vote for the creation of an independent nominating committee.

7b. Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c. Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d. Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e. Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

7f. Date/Location of Meeting

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Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g. Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h. Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i. Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j. Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.	Capital Structure

8a. Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b. Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c. Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d. Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e. Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f. Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company

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becomes insolvent.

8g. Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy— Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8h. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i. Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation

9a. Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote— even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

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9a. Stock-based Incentive Plans
For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.
9b. Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.
9c. Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.
Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.
9d. Golden and Tin Parachutes
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.
9e. 401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.
9f. Employee Stock Purchase Plans
Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.
Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution
9g. Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.
9h. Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.
9i. Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

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9j. Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

10.	Incorporation

10a. Reincorporation Outside of the United States

Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

10b. Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

10c. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.	Mergers and Corporate Restructurings

11a. Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f. Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name

Vote for changing the corporate name.

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12. Social and Environmental Issues
We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.
12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.
Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.
Vote case-by-case on disclosure reports that seek additional information.
Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.
Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.
Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.
12b. Northern Ireland
Vote case-by-case on proposals pertaining to the MacBride Principles.
Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.
12c. Military Business
Vote case-by-case on defense issue proposals.
Vote case-by-case on disclosure reports that seek additional information on military-related operations.
12d. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.
Vote case-by-case on disclosure reports that seek additional information on company activities in this area.
12e. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.
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Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.
12f. World Debt Crisis
Vote case-by-case on proposals dealing with third world debt.
Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.
12g. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.
Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.
12h. Animal Rights
Vote case-by-case on proposals that deal with animal rights.
12i. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.
Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.
12j. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.
Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.
12k. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.
Vote case-by-case on disclosure reports that seek additional information regarding this issue.
13.	Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14.	Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor’s decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
•	a pending acquisition or sale of a substantial business;

•	financial results that are better or worse than recent trends would lead one to expect;

•	major management changes;

•	an increase or decrease in dividends;
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•	calls or redemptions or other purchases of its securities by the company;

•	a stock split, dividend or other recapitalization; or

•	financial projections prepared by the Company or the Company’s representatives.
What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., “How do you feel about dual classes of stock?”, to very specific inquiries, e.g., “Here’s a term sheet for our restructuring. Will you vote to approve this?”

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.
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Part II.B: Europe, Middle East, Africa, Central America and South America Proxy Voting
                     October, 2006
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Part II.B: Europe, Middle East, Africa, Central America and South America Guidelines Table of Contents

1. Reports & Accounts	26
a. Annual Report	26
b. Remuneration Report	26

2. Dividends	26

3. Boards of Directors	26-28
a. Board Structure	26
b. Chairman	27
c. Board Size	27
d. Board Independence	27
e. Board Committees	27
f. Director Independence	28
g. Director’s Liability	28
h. Multiple Directorships`	28
i. Investment Trust Directors	29

4. Compensation	29-30
a. Directors’ Contracts	29
b. Executive Director Remuneration	29
c. Non-Executive Director’s Remuneration	29
d. Share Option Schemes	29
e. Long-Term Incentive Plans (L-TIPs)	30
f. Pensions	30

5. Auditors	30
a. Auditor Independence	30
b. Auditor Remuneration	30

6. Issue of Capital	31
a. Issue of Equity	31
b. Issue of Debt	31
c. Share Repurchase Programmes	31

7. Mergers/Acquisitions	31

8. Voting Rights	32

9. Others	32-33
a. Poison Pills	32
b. Composite Resolutions	32
c. Social/Environmental Issues	32
d. Charitable Issues	33
e. Political Issues	33

10. Activism	33-34
a. Shareholder Activism and Company Engagement	33
b. Activism Policy	33

11. CSR	34-35
a. Sustainability Statement	34
b. Sustainability Policy	35
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REPORTS & ACCOUNTS
Annual Report
Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards.
The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For UK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.
Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.
Remuneration Report
The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that explanation is insufficient.
see Compensation
DIVIDENDS
Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we deem the payout ratio to be too low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.
BOARD OF DIRECTORS
Board Structure
Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive directors, such that no single stakeholder, or group of stakeholders, has a disproportionate or undue level of influence. JPMAM is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.
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Chairman
Boards should be headed by an effective Chairman, who is independent on appointment. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMAM believes that the roles of Chairman and Chief Executive Officer should normally be separate and will generally vote against combined posts.
Board Size
Board size should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favour of reducing excessively-large boards wherever possible. Boards with more than 20 directors are usually deemed excessively large, whereas less than 5 directors may be too small to provide sufficient levels of independence for key committees.
Board Independence
JPMAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.
We agree with the ICGN, that the majority of a board of directors should be independent, especially if the company has a joint Chairman / CEO. However, as a minimum, all boards should comprise at least one third independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.
JPMAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.
Board Committees
Boards should delegate key oversight functions, such as responsibility for Audit, Nominations and Remuneration issues, to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report. Any Committee should have the authority to engage independent advisers where appropriate at the company’s expense.
Audit Committees should consist solely of non-executive directors, who are independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of financial literacy. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information.
Nomination Committees should be majority-independent, and there should be a formal nomination process for the appointment of Directors.
Remuneration Committees should be independent, and no director should be able to determine their own emolument. The remuneration report (where applicable) should be the responsibility of the Remuneration Committee.
See Remuneration Report
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Director Independence
We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.
A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer normally be deemed to be independent. Directors staying on beyond this duration would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for reelection annually.
In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.
Director’s Liability
In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.
JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
Companies may arrange Directors and Officers (“D&O”) liability insurance, to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.
Multiple Directorships
In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.
We agree with the findings of the Higgs Report in the UK that no single individual should chair more than one major listed company.
Investment Trust Directors
In the UK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom (including the Chairman) are independent of the management company. We believe this to be appropriate and expect investment trust boards to comply with the Association of Investment Trust Directors (AITC) Code of Corporate Governance
We note that the AITC Code does not make explicit recommendations on board tenure. We take this into account when assessing director independence, although we agree with the AITC that investment trust companies should have a formal policy on tenure, and that any director serving beyond three terms should offer themselves for re-election annually. Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.
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COMPENSATION
Directors’ Contracts
JPMAM believes that directors’ contracts should be of one year’s duration or less. This is in line with the view of the NAPF and ABI, as well as accepted market best practice in the UK. However, JPMAM always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.
Similarly, we agree with the view of the NAPF and ABI that special provisions whereby additional payment becomes due in the event of a change of control are an inappropriate use of shareholder funds and should be discouraged.
Market practice regarding the length of director’s service contracts varies enormously, and JPMAM is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMAM investment takes into account local market practice when making judgements in this area.
Executive Director’s Remuneration
Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a short-term and long-term element, which fully aligns the executive with shareholders.
JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year’s salary.
Transaction bonuses, or other retrospective ex-gratia payments, should not be made.
Non-Executive Director’s Remuneration
JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options.
Share Option Schemes
Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director’s share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account appropriate levels of dilution, such as those set out in ABI, NAPF and similar guidelines. Options should vest in reference to challenging performance criteria, which are disclosed in advance. Share options should never be issued at a discount, and there should be no award for below-median performance.
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Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.
We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options.
Long-Term Incentive Plans (L-TIPs)
Share-based Long-Term Incentive Plans (“L-TIP”) should use a methodology such as total shareholder return (“TSR”), coupled with a financial underpin, such as growth in earnings per share (“EPS”). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance, and awards for at-median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for a suitable time.
JPMAM, in agreement with the stipulations of the Combined Code, feels that the performance related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company’s objectives.
In all markets JPMAM will vote in favour of well-structured schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.
Pensions
Pension arrangements should be transparent and cost-neutral to shareholders. JPMAM believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a money purchase scheme). One-off payments into individual director’s pension schemes, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.
AUDITORS
Auditor Independence
Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.
Auditor Remuneration
Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.
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We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.
see Audit Committee
ISSUE OF CAPITAL
Issue of Equity
In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Any new issue of equity should take into account appropriate levels of dilution, such as those set out in ABI, NAPF and similar guidelines.
JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis. Pre-emption rights are a fundamental right of ownership, and we will vote against any attempts to suspend, bypass or eliminate pre-emption rights, except for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).
JPMAM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long-term.
Issue of Debt
Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.
JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defence.
Share Repurchase Programmes
Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.
We will vote against such programmes when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.
MERGERS / ACQUISITIONS
Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater
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value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.
VOTING RIGHTS
JPMAM believes in the fundamental principle of “one share, one vote”. Accordingly, we will vote to phase out dual voting rights or classes of share which either confer special voting rights to certain stakeholders, or restricted voting rights, and we will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as voting right limits or cumulative voting; directors should represent all shareholders equally, and voting power should accrue in direct relation to the shareholder’s equity capital commitment to the company.
While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments to require inappropriate supermajority votes, or supermajority requirements which are being introduced as a tool to entrench management.
OTHERS
Poison Pills
Poison pills, or shareholder rights plans, are devices designed to defend against hostile takeover. Typically, they give shareholders of a target company, or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights, in the event of a pre-defined “triggering event” occurring, such as the announcement of a hostile takeover offer or an outsider’s acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.
JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for shareholders, not managers, to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they are used as tools to entrench management.
JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.
Composite Resolutions
Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or “bundled” resolutions, depending on the context and local market practice.

Any amendments to Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than in bundled slates.
Social / Environmental Issues
Companies should conduct their business in a manner which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment. Full details of our sustainability policy are available in Part IV of this document.
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JPMAM reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company’s response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.
Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s CSR policy.
see Corporate Social Responsibility (CSR)
Charitable Issues
Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.
Political Issues
JPMAM does not support the use of shareholder funds for political donations.
III. ACTIVISM
SHAREHOLDER ACTIVISM AND COMPANY ENGAGEMENT
The Institutional Shareholders’ Committee (ISC), comprising the trade bodies of the UK’s investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMAM endorses the ISC Principles, which are set out below:
“Institutional shareholders and/or agents in relation to their responsibilities in respect of investee companies [...] will:
•	set out their policy on how they will discharge their responsibilities – clarifying the priorities attached to particular issues and when they will take action

•	monitor the performance of and establish, where necessary, a regular dialogue with investee companies

•	intervene where necessary

•	evaluate the impact of their activism

•	report back to clients/beneficial owners”
It is important to note that the above only applies in the case of UK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMAM will continue to intervene outside the UK where we believe this to be necessary in order to protect our clients’ interests.
Activism Policy
I.	Discharge of Responsibilities
Our policy is to vote at all UK company meetings on behalf of all clients where we have authority to do so. Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients’ portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place at JPMAM each year), we also emphasise the benefits of fundamental research into companies in our investment processes.
JPMorgan Asset Management Corporate Governance

Asset Management
Our primary responsibility is to protect our clients’ interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.
II.	Monitor Performance
As noted above the monitoring of company performance is a key part of our investment processes. The Corporate Governance Team routinely benchmarks companies in our investment universe versus our Guidelines in order to identify governance outliers. This then drives our proxy voting and engagement activity. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. We maintain a log of all private meetings held with companies. We regard ongoing engagement meetings as confidential and will not comment on them outside JPMAM.
III.	Intervening Where Necessary
JPMAM does not normally intervene directly in the management of companies. However where a company has failed to meet our expectations and it is not clear what action is being taken to remedy the situation, but we believe that the potential of the company still justifies retention in our clients’ portfolios, we will arrange to meet with senior management in order to express our concerns. Intervention at companies is never publicised.

In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company’s equity.
IV.	Evaluating and Reporting
We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we continually scrutinise companies’ governance policies as a part of our investment research and take comfort from good governance. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.
Reports detailing our engagement activity are available to clients on a quarterly basis.
IV. CSR
CORPORATE SOCIAL RESPONSIBILITY (“CSR”)
CSR Statement
JPMAM believes that companies should act in a socially responsible manner. They should conduct their business in a way which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment.
We have had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our CSR screens will meet or exceed the requirements of most clients. For (UK) pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.
JPMorgan Asset Management Corporate Governance

Asset Management
For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMAM has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.
For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and engagement activity is still undertaken by JPMAM on their behalf. This is detailed in the following section.
CSR Policy
Where JPMAM engages with companies on social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded explicitly on social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process.
Although JPMAM’s priority at all times is the best economic interests of its clients, we recognise that, increasingly, non-financial issues, such as social and environmental factors, have the potential to impact the share price, as well as the reputation of a company. They are also increasingly the subject of shareholder and other litigation.
CSR specialists within the Corporate Governance Team are tasked with assessing how companies deal with and report on social and environmental risks and issues specific to their sectors and/or industry. This analysis is then used to identify outliers within our investee companies which require further engagement. Engagement will either take place at scheduled company one-to-one meetings, or at dedicated meetings with either non-executive directors, or CSR specialists (where they exist), or (increasingly) via the company’s broker. This engagement activity is then reported to clients on a quarterly basis.
Where social or environmental issues are the subject of a proxy vote, JPMAM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.
In formulating our CSR policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a tobacco company or a company in an extractive industry will not be automatically marked down because their sector is perceived as “unfriendly”. Similarly, a company in a low-impact industry, such as financial services, will still be expected to have in place detailed policies and rigorous oversight of its environmental impact.
We would expect larger companies in particular to have established a CSR Committee or similar organ with responsibility for this area. Such a function should have direct access to the board and, ideally, there should be a main board director with direct responsibility for CSR issues. We would normally expect companies to publish a separate Corporate Social Responsibility Report, or to provide a CSR statement within their Annual Report, as well as their website.
JPMorgan Asset Management Corporate Governance

Asset Management
Part II.C: Asia (ex-Japan) Proxy Voting
JPMorgan Asset Management Corporate Governance

Asset Management
Part II.C: Asia Ex-Japan Proxy Voting Guidelines Table of Contents

I Principles	36

II Policy and Procedures	37-38
1. Proxy Committee	37
2. Voting	37
3. Engagement	37
4. Conflicts of Interest	38

III Voting Guidelines	38-42
1. Reports & Accounts	38
2. Dividends	38
3. Auditors	38
4. Boards	39
5. Directors	39
6. Non-Executive Directors	40
7. Issue of Capital	40-41
8. Mergers/Acquisitions	41
9. Voting Rights	41
10. Share Options/Long-Term Incentive Plans (L-TIPs)	41
11. Others	41

IV Activism	42

V Sustainability	42
JPMorgan Asset Management Corporate Governance

Asset Management
     Part II.C: Asia Ex-Japan Proxy Voting Guidelines
I.	PRINCIPLES

JF Asset Management (“JFAM”) is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business.

We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to Hong Kong and therefore principally concern accounts managed from the Hong Kong office, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.
1.	Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

2.	Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

3.	Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

4.	Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients’ votes.

5.	Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

6.	Disclosure. JFAM’s corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

7.	Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.
JF Asset Management
Hong Kong Proxy Committee
JPMorgan Asset Management Corporate Governance

Asset Management
II.	POLICY and PROCEDURES
JF Asset Management (“JFAM”) manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.
1. Proxy Committee
The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the Asia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.
2. Voting
As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.
In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM’s voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.
Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.
For markets in Asia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients’ best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients’ best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients’ best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients’ best interests are served.
Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.
3. Engagement
We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.
JPMorgan Asset Management Corporate Governance

Asset Management
4. Conflicts of Interest
In order to maintain the integrity and independence of JFAM’s proxy-voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals.
Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.
Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.
III.	VOTING GUIDELINES
1. REPORTS & ACCOUNTS
1a. Annual Report
Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).
The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.
Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.
2. DIVIDENDS
Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.
3. AUDITORS
3a. Auditor Independence
Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.
3b. Auditor Remuneration
Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.
JPMorgan Asset Management Corporate Governance

Asset Management
4. BOARDS
4a. Chairman & CEO
JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.
4b. Board Structure
JFAM is in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.
4c. Board Size
Boards with more than 20 directors are considered to be excessively large.
4d. Board Independence
JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.
We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.
JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
4e. Board Committees
Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.
5. DIRECTORS
5a. Executive Director’s Remuneration
Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.
JFAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.
5b. Director’s Liability
In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.
JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
5c. Directors over 70
JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.
JPMorgan Asset Management Corporate Governance

Asset Management
6. NON-EXECUTIVE DIRECTORS
6a. Role of Non-Executive Directors
As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.
In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.
In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.
Audit and Remuneration Committees should be composed exclusively of independent directors.
6b. Director Independence
We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.
6c. Multiple Directorships
In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.
7. ISSUE OF CAPITAL
7a. Issue of Equity
In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.
JFAM will vote in favour of increases in capital which enhance a company’s long-term prospects.
7b. Issue of Debt
Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.
JFAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.
JPMorgan Asset Management Corporate Governance

Asset Management
7c. Share Repurchase Programmes
Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.
We will vote against such programmes when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.
8. MERGERS / ACQUISITIONS
Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.
9. VOTING RIGHTS
JFAM believes in the fundamental principle of “one share, one vote”. Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder’s equity capital commitment to the company.
10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)
10a. Share Options
Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.
We will generally vote against the cancellation and re-issue, re-pricing, of underwater options.
10b. Long-Term Incentive Plans (L-TIPs)
A Long-Term Incentive Plan (“L-TIP”) can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.
JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.
11. OTHERS
11a. Charitable Issues
Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.
11b. Political Issues
JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.
JPMorgan Asset Management Corporate Governance

Asset Management
IV.	ACTIVISM

Activism Policy
1. Discharge of Responsibilities
a)	Our primary responsibility is to protect our clients’ interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

b)	Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients’ portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in Asia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

c)	Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients’ best interests.
2. Monitor Performance
Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.
3. Evaluating and Reporting
We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies’ governance policies as a part of our investment research and take comfort from good governance.
V.	Sustainability

Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.

It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.
JPMorgan Asset Management Corporate Governance

Asset Management
     Part II.D: Japan Proxy Voting
JPMorgan Asset Management Corporate Governance

Asset Management
     Part II.D: Japan Proxy Voting Guidelines
1.	Number of Directors

To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

2.	Director’s Tenure

Director’s tenure should be equal to/less than 1 year.

3.	Director’s Remuneration

Remuneration of directors should generally be determined by an independent committee.

4.	Audit fees

Audit fees must be at an appropriate level.

5.	Capital Increase

Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

6.	Borrowing of Funds

Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

7.	Share Repurchase Programs

Vote in favor of share repurchase programs if it leads to an increase in the value of the company’s shares.

8.	Payout ratio

As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

9.	Mergers/Acquisitions

Mergers and acquisitions must only be consummated at a price representing fair value.

10.	Stock Options

Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

11.	Political Contributions

Do not approve any use of corporate funds for political activities.

12.	Environmental/Social Issues

Do not take into account environmental/social issues that do not affect the economic value of the company.
JPMorgan Asset Management Corporate Governance

J.P. Morgan Investment Management Inc.
As an investment adviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan“) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, J.P. Morgan and its affiliated advisers have adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues.
J.P. Morgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.
Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.
To oversee and monitor the proxy-voting process, J.P. Morgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by J.P. Morgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

JACOBS LEVY EQUITY MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES
As of January 1, 2006
I.	Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients and in accordance with these policies and procedures.

II.	Proxy Voting Procedures

Proxies are obtained by the Portfolio Accounting Department through ADP Proxy Edge, a third party application used for proxy notification and voting. Portfolio Accounting, headed by the Manager of Portfolio Accounting, reports to the Jacobs Levy Compliance Officer. Portfolio Accountants will:
(a)	download share information from client’s custodian through ADP Proxy Edge;

(b)	reconcile share information between Jacobs Levy’s accounting records and the custodian’s records and resolve any variances; and

(c)	make the initial determination how Jacobs Levy should vote the proxy as dictated by voting guidelines and will load the vote into ADP Proxy Edge. Portfolio Accounting will send a package with all supporting documentation to the Manager of Portfolio Accounting. The Manager of Portfolio Accounting is responsible for reviewing and approving the proposed proxy vote (and consulting with the Compliance Officer and/or the Principals, if necessary). Once approved, Portfolio Accounting submits the votes electronically through ADP Proxy Edge.
Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Voting Guidelines

Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Jacobs Levy utilizes the services of Institutional Shareholder Services (ISS), a third party provider of proxy analyses and voting recommendations. ISS assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of ISS proxy issue codes is maintained by Portfolio Accounting. Jacobs Levy will vote proxies in accordance with ISS’ recommendations, except as provided in (a) — (d) below:
(a)	There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

(b)	It is Jacobs Levy’s belief that it is not its place to make moral or social decisions for companies and therefore Jacobs Levy intends to vote with management’s recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

(c)	In certain circumstances, a proxy may include “hidden” additional issues for which Jacobs Levy’s position, as noted above, may differ from the overall ISS recommendation. In these instances, Jacobs Levy will not vote with the ISS recommendation.

(d)	Any issue with a new ISS proxy issue code will be forwarded to one of the Principals or the Compliance Officer for review and determination of how the proxy should be voted.
IV.	Conflicts of Interest
(a)	The Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

(b)	If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the ISS recommendation.

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V.	Disclosure
(a)	Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Peter A. Rudolph, via email or telephone at pete.rudolph@jlem.com or (973) 410-9222 in order to obtain information on how Jacobs Levy voted such client’s proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Jacobs Levy voted the client’s proxy.

(b)	A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy’s Form ADV Part II will be offered to existing clients annually.
VI.	Recordkeeping

The Manager of Portfolio Accounting and Compliance Officer will maintain files relating to Jacobs Levy’s proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:
(a)	Copies of these proxy voting policies and procedures, and any amendments thereto.

(b)	A hard and electronic copy of each proxy statement that Jacobs Levy receives. In addition, Jacobs Levy may obtain a copy of proxy statements from ADP.

(c)	A hard copy and electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from ADP.

(d)	A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

(e)	A copy of each written client request for information on how Jacobs Levy voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.

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Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
MANAGEMENT PROPOSALS — ROUTINE/BUSINESS

Issue
Code	Description	Vote
M0101	Ratify Auditors	For
M0106	Amend Articles/Charter-General Matters	For
M0111	Change Company Name	For
M0117	Designate Inspector or Shareholder Rep. of Minutes of Meetings	For
M0119	Reimburse Proxy Contest Expense	Against
M0124	Approve Stock Dividend Program	For
M0125	Other Business	Against
M0129	Approve Minutes of Meeting	For
M0136	Approve Auditors and Authorize Board to Fix Remuneration of Auditors	For
M1050	Receive Financial Statements and Statutory Reports	For
MANAGEMENT PROPOSALS — DIRECTOR RELATED

Issue
Code	Description	Vote
M0201	Elect Directors	For
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against
M0207	Eliminate Cumulative Voting	For
M0215	Declassify the Board of Directors	For
M0218	Elect Directors to Represent Class X Shareholders	For
M0226	Classify Board and Elect Directors	Against
MANAGEMENT PROPOSALS — CAPITALIZATION

Issue
Code	Description	Vote
M0304	Increase Authorized Common Stock	For
M0308	Approve Reverse Stock Split	For
M0309	Approve Increase in Common Stock and a Stock Split	For
M0314	Eliminate Preemptive Rights	For
M0316	Amend Votes Per Share of Existing Stock	Against
M0320	Eliminate Class of Preferred Stock	For
M0322	Cancel Company Treasury Shares	For
M0325	Reduce Authorized Common Stock	For
M0374	Approve Reduction in Share Capital	For

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
MANAGEMENT PROPOSALS — NON-SALARY COMP.

Issue
Code	Description	Vote
M0510	Approve Employee Stock Purchase Plan	For
M0512	Amend Employee Stock Purchase Plan	For
M0534	Approve/Amend 401(k)/Savings Plan	For
M0537	Approve/Amend Supplemental Retirement Plan	For
MANAGEMENT PROPOSALS — ANTI-TAKEOVER RELATED

Issue
Code	Description	Vote
M0604	Provide Directors May Only be Removed For Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of Directors	Against
M0608	Reduce Supermajority Vote Requirement	For
M0618	Eliminate Right to Call Special Meeting	Against
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0653	Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	Against
SHAREHOLDER PROPOSALS — ROUTINE/BUSINESS

Issue
Code	Description	Vote
S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	Against
S0110	Establish Shareholder Advisory Committee	Against

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
SHAREHOLDER PROPOSALS — DIRECTOR RELATED

Issue
Code	Description	Vote
S0201	Declassify the Board of Directors	For
S0202	Establish Term Limits for Directors	Against
S0207	Restore or Provide for Cumulative Voting	Against
S0209	Establish Director Stock Ownership Requirement	Against
S0211	Establish Mandatory Retirement Age for Directors	Against
S0214	Remove Existing Directors	Against
S0215	Require Majority of Independent Directors on Board	Against
SHAREHOLDER PROPOSALS — CORP GOVERNANCE

Issue
Code	Description	Vote
S0304	Provide for Confidential Voting	For
S0306	Submit All Acquisition Offers for Shareholder Vote	Against
S0307	Restore Preemptive Rights of Shareholders	Against
S0311	Reduce Supermajority Vote Requirement	For
S0320	Submit Preferred Stock Issuance to Vote	For
SHAREHOLDER PROPOSALS — COMPENSATION

Issue
Code	Description	Vote
S0501	Restrict Executive Compensation Plan Awards	Against
S0503	Increase Disclosure of Executive Compensation	Against
S0504	Limit Executive Compensation	Against
S0505	Terminate Executive Compensation Plan	Against
S0510	Link Executive Compensation to Social Issues	Against
S0512	Performance-Based/Index Option	Against
S0513	Put Repricing of Stock Options to Shareholder Vote	For

Exhibit A
VOTING POLICY ON SPECIFIC PROXY ISSUES
SHAREHOLDER PROPOSALS — GENERAL ECONOMIC ISSUES

Issue
Code	Description	Vote
S0602	Report of Bank Lending Policies	Against
SHAREHOLDER PROPOSALS — OTHER/MISC.

Issue
Code	Description	Vote
S0805	Report on Government Service of Employees	Against
S0806	Report on Charitable Contributions	Against
S0807	Report on Corporate Political Contributions/Activities	Against

Lehman Brothers Asset Management LLC
Due to the nature of securities traded for Lehman Brothers Asset Management LLC, proxy voting will be a limited process. When such a situation occurs the following policies and procedures will be followed.
Proxy Voting Policies
Lehman Brothers Asset Management LLC (LBAM) is aware and compliant with SEC Rule 206(4)-6 regarding proxy voting and disclosure and Rule 204-2 pertaining to books and records. Therefore, LBAM shall vote corporate governance proposals in a manner that promotes clear responsibility of management and boards to the long run interests of shareholders. LBAM shall be diligent, independent and consider the best interest of our clients in arriving at proxy voting decisions.
Upon a client’s request, LBAM will disclose how the client’s proxies were voted. Clients can send their requests via e-mail to pricing@lehman.com.
Proxy Voting Procedures
Ann Benjamin, Andy Johnson, Managing Directors, or designees, are responsible for LBAM’s proxy votes and guidelines. The Security Control unit within the Operations Department has administrative responsibility.
Guidelines have been established to apply to the most frequently appearing proxy proposals. Proxy proposals for shares in closed-end funds are excepted from the guidelines, and voting decisions relating to such proposals will be determined on a case-by-case basis. Where specific guidelines don’t apply, the general principles of the Proxy Voting Policies are used. Specific fact situations might warrant departure from the guidelines. Proxies are voted after review of relevant materials (annual report, SEC filings -10K, and votes registered from the prior year) in accordance with these guidelines. The voting rights of securities that are on loan are determined at the time of signing the loan agreement between our clients and their custodian banks; usually the securities on loan do not allow LBAM the voting rights.
Administratively, LBAM utilizes paper ballots. Paper ballots are received via the United States Postal System and holdings for all clients as of record date are obtained from the accounting system (Portia). The ballots’ shares and LBAM’s holdings are verified. If there are discrepancies between the ballot shares and LBAM’s holdings, the custodian is contacted for resolution. Proxies are voted by choosing the appropriate vote selection and the signing of the paper ballots. The signed proxies are mailed in the provided pre-addressed envelope.
In rare instances where ballot shares have not been received from all custodians within two weeks of the meeting date, LBAM contacts the custodian. The custodian will follow up with a faxed copy of the paper ballot. If a copy of the ballot is faxed, LBAM returns (via fax or by mail) the proxy with voting instructions to the custodian.

After all proxies are voted, the Operations Department of LBAM keeps a copy of the signed ballot as record of the security, meeting date, proposals, and how we voted for each client. Records are maintained in the Operations Department of LBAM office for five years; after that time the records can be moved to an off-site facility.
The guidelines are designed to eliminate the influence of any conflicts of interest on LBAM’s proxy voting decisions. Although LBAM does not foresee any material conflicts of interest arising, in the event a material conflict of interest does arise, the facts and circumstances of the conflict would be discussed with Lori Loftus, the Chief Compliance Officer, prior to voting. Lori Loftus, Ann Benjamin and/or Andy Johnson will decide if the conflict can be resolved or avoided by applying the guidelines. If the conflict cannot be resolved or avoided by applying the guidelines, LBAM may rely on the advice of an independent third party to determine how to vote the proxy.
Original Date: January 31, 2003
Revised Date: June 30, 2003
Revised Date: July 23, 2003
Revised Date: September 17, 2004
Revised Date: September 13, 2005
Revised Date: February 26, 2007

LEHMAN BROTHERS ASSET MANAGEMENT LLC PROXY GUIDELINES

BOARD RELATED ISSUES	January 10, 2007

Subject	Vote	Justification
Election of directors	For	Ownership of the stock typically means support of Directors, unless there is an issue of independence or performance.

Classification of directors	Against	The idea, in theory, is to provide stability. However, in practice boards have demonstrated considerable continuity because the majority of votes are for management’s slate.

Declassification of Board	For

Annual Election of directors	For	Directors should be held accountable to shareholders on an annual basis.

Director removal only for cause	Against	Shareholders should not need cause to remove a director. As owners of the corporation, shareholders should have the right to remove directors as they see fit.

Require a majority of independent directors	For	The presence of independent directors allows the board to be more objective in its decisions regarding business operations and top management.

Increase in size of the board	Against w/caveat	The greater number of directors, the less the accountability. However, it may be a good idea if management can show a compelling need (e.g. needed expertise) for additional members.

Indemnification and liability protection for directors	For w/caveat	Such protection is necessary to attract and retain competent individuals to sit on boards for normal renumeration. Companies need to protect their directors as long as they act in the best interest of their shareholders. However, if directors seriously breech their fiduciary duty, they should not be protected.

Advisory committees	Against	The board already has a fiduciary duty to represent all shareholders and is accountable to them by law. It often is not necessary for a corporation to bear the additional expense of an advisory committee.

BOARD RELATED ISSUES (cont.)

Subject	Vote	Justification
Grant Stock to Non-Employee Directors (added 1996 proxy season)	Against	We would vote against a management proposal to grant stock to non-employee directors except in cases where grant would replace a fee.

Separation of CEO and Chairman	For	Although not required this is generally a good governance model.

EMPLOYEE COMPENSATION

Subject	Vote	Justification
Employee Stock Ownership Plan	Case by Case	In general, it is a good idea to support option plans which provide incentive to directors, managers and other employees by aligning their economic interest with those of the shareholders while limiting the transfer of wealth out of the company. However, a vote for a specific plan should be decided by weighing a number of factors:

• the number and structure of other plans the company currently has in place

• the potential dilution percentage of the proposed plan, (in conjunction with other plans in place)

• the degree of power the board has to choose a plan among several options, (those proposals allowing the board to chose between five or more options should rarely be approved)

• who will administer the plan, (it should be administered by a committee of outside directors who are ineligible to receive benefits from the plan)

• the percentage of the company already owned by insiders

EMPLOYEE COMPENSATION (cont.)

Subject	Vote	Justification
Compensation caps or restraints	For (by situation)	Consideration should be given to withholding votes from, or voting against, directors who support excessive compensation or compensation arrangements that are not in the interest of shareholders.

Minimum share ownership to be a director	Against

Stock Options & Incentive Comp

• pricing at fair market value and expire with 5 years	For

• repricing options to a lower price	Against

• option plan dilution greater than 5%	Against

• restricted stock should vest over a specified time (greater than 1 year)	For

• interest free or low interest loans	Against

• reload options	Against

• options for directors	Against

MANAGEMENT ENTRENCHMENT

Subject	Vote	Justification
Increase in authorized shares of common stock	For	Vote for an increase in authorized shares of common stock if:
w/caveat
• management has already issued most of the authorized shares

• the increase is reasonable

• past history suggests a prudent issuance

• shares are needed for a stock split or dividend

• management presents a specific and acceptable reason for the increase.

Otherwise, vote no.

Targeted share placement	Against	Targeted share placements dilute ownership and voting rights, entrench current management, and are anti-takeover in nature.

Dual Class Stock	Against	The new class of stock may dilute our ownership, make the company less attractive as a takeover target, entrench incumbent directors or management, and discourage both merger proposals and proxy contests.

Authorize or increase a class of preferred stock	Against	Available academic evidence indicates that shareholder value is decreased when blank-check preferred stock is authorized.

Share repurchase	For	The share repurchase process increases our ownership percentage and raises the equilibrium price by decreasing the supply.

Appointment of auditors	For w/caveat	Vote for the recommended auditor unless the auditor has become complacent or has questionable independence.

SHAREHOLDER RIGHTS

Subject	Vote	Justification
Elimination of preemptive rights	For	These rights give current shareholders the right to maintain their current ownership percentage through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

Eliminate shareholders right to call a special meeting.	Against	These proposals limit shareholder rights, and are anti-takeover in nature.

Prohibit shareholder action outside meetings	Against	These proposals limit shareholders rights.

Voting confidentiality	For w/caveat	These proposals are often introduced by shareholders as a means of reducing management pressure on shareholders regarding their vote on proxy issues. We support the suspension of confidential voting during proxy contest since dissidents have access to the information and we do not wish to put management at an unfair disadvantage.

Cumulative voting	Against	Cumulative voting permits access to the board by special interest groups.

Company submission of poison pill and defense mechanisms for shareholder ratification	For	Management rarely submits its defense mechanisms to shareholders voluntarily so shareholders should vote for authority to ratify such plans when proposed by other shareholders.

ANTI-TAKEOVER

Subject	Vote	Justification
Anti-Greenmail provisions	For	The only one who reaps any benefit from greenmail is the greenmailer. Shareholders are always harmed.

Reincorporation	For w/caveat	Vote in favor of reincorporation proposals if there is a legitimate business reasons for the move. If a corporation is simply attempting to move in order to subject itself to more stringent anti-takeover laws, then vote against it.

Require more than simple majority vote to amend or repeal by-laws or remove directors	Against	These proposals limit shareholder rights.

Blank check preferred	Against	These proposals are for the authorization of shares for which voting rights are not established in advance. Instead, voting rights are established at the discretion of the board of directors when the shares are issued. This gives the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. This proposal is a transfer of authority from shareholders to the board, and a possible entrenchment device.

Stockholder provision	Against	These proposals introduce the concept that the board may consider the interest of constituents other than shareholders in the evaluation of takeover offers. This concept is inconsistent with public ownership of corporations.

Poison pill plans	Against	Poison pill plans are the most effective anti-takeover weapon available to management. Shareholder value declines upon the adoption of a these plans.

Supermajority vote	Against	Requiring a high majority vote (i.e. 80%) for corporate charter and by-law amendments relating to term of office, election or removal of directors. Authority to convene meetings is an anti-takeover measure.

SOCIAL ISSUES
Most social issues are handled on a case-by-case basis. Unique social, environmental, and political issues are decided on the merits of the specific proposal. Therefore, it has not been Lehman Brothers Asset Management’s policy to recommend guidelines to cover such issues.
Revised: 9/1/04
Revised: 9/13/05 (Name Change)
Reviewed: 1/10/07

PROXY VOTING PROCEDURES
I. INTRODUCTION
          Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II. STATEMENT OF POLICIES AND PROCEDURES
A.	Client’s Best Interest

LACM’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis, voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

B.	Case-by-Case Basis

Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.

C.	Conflicts of Interest

Any material conflicts that arise are resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM’s interests and those of our clients. Most votes are based on a predetermined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.

D.	Limitations
1. Limited Value. LACM reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
2. Special Considerations. Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
a.	Mutual Funds

(1)Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.[4]

(2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.

(3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

b.	ERISA Accounts

(1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

(2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.
E.	Client Direction

LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client’s wishes particularly when it is different from the adviser’s policies and procedures.

F.	Basis for Formulation

LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program. Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm’s accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.

LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

1. Source of Information. The adviser may conduct research internally and/or use the resources of an independent research consultant.
2. Information. The adviser’s policies and procedures may be based on the following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.
G.	Shareholder Activism

The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

H.	Availability of Policies and Procedures

LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.

I.	Disclosure of Vote

Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

1. Clients LACM will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of LACM at 310-479-9878.

2. Third Parties LACM has a general policy of not disclosing to third parties how it (or its voting delegate) voted a client’s proxy.
III. RESPONSIBILITY AND OVERSIGHT
A.      Designated Individual or Committee LACM has a designated compliance officer who has the responsibility for administering and overseeing the proxy voting process. In addition there is a Proxy Committee who formally approves and reviews all proxy guidelines, procedures and voting records.
B.	Duties of the Compliance Officer and the Proxy Committee.

1. Develop, authorize, implement and update the policies and procedures;

2. Oversee the proxy voting process;

3. Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

4. Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;

5. The committee will meet as necessary to fulfill its responsibilities.

IV. PROCEDURES
A.	Client Direction LACM’s responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.

1. ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)

2. Change in Client Direction. LACM, while accepting direction from clients on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.

B.	Process of Voting Proxies

1. Obtain Proxy Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly Glass, Lewis & Co., the voting delegate.
a. Securities Lending. LACM may recall securities that are part of a securities lending program for materially important votes.
2. Match Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.
3. Categorize Each proxy is reviewed and categorized according to issues and the proposing parties.
4. Conflicts of Interest Each proxy is reviewed by the proxy administrator or committee member to assess the extent to which there may be a material conflict between the adviser’s interests and those of the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.
5. Vote Glass, Lewis & Co. then votes the proxy in accordance with the firm’s policies and procedures and returns the voted proxy to the issuer or its information agent.
6. Review Glass, Lewis & Co. has the responsibility to ensure that materials are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holdings on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions. Glass, Lewis &
Co. is charged with the following duties.

1 . Documentation. Glass, Lewis & Co. will document any decision to delegate its voting authority to a voting delegate.

2. Final Authority. Despite the relationship with Glass, Lewis & Co., LACM retains final authority and fiduciary responsibility for proxy voting.

3. Consistency. LACM has verified that Glass, Lewis & Co.’s procedures are consistent with LACM’s policies and procedures.

4. Reports. Glass, Lewis & Co. uses an online system where LACM has access to all proxy ballots and votes therefore we are able to generate any report as needed at any time.

D.	Recordkeeping

1. Section 204 Glass, Lewis & Co. maintains all records of proxies voted pursuant to Section 204-2 of the Advisers Act.

2. Contents
a. As required by Rule 204-2(c): (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and LACM’s written response to any (written or oral) client request for such records.
b. For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:
(1) issuer name and meeting;
(2) issues voted on and record of the vote;
(3) number of shares eligible to be voted on the record date; and
(4) numbers of shares voted.
3. Duration Proxy voting books and records will be maintained at Glass, Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.

MacKay Shields LLC
Proxy Voting Policies and Procedures
1. Introduction
MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm’s clients.
2. Statement of Policy
2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.
2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.
2.3 MacKay Shields may choose not to vote proxies under the following circumstances:
•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit; or

•	If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. Use of Third Party Proxy Voting Service Provider
In an effort to discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected Institutional Shareholder Services (“ISS”) to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by ISS.
4. Proxy Voting Guidelines
4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients will be voted in accordance with the voting recommendations contained in the applicable ISS domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit A.
4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit B.
4.3 For purposes of the Policy, the guidelines described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.
4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.
4.5 In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with ISS recommendations, subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.
4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.
4.8 For clients using the Standard Guidelines, the Firm will instruct ISS to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom Guidelines. ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct ISS to cast such client’s proxy in accordance with such request.
5. Client Account Set-up and Review
5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing and sent to the client via certified mail.
5.2 In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement. The client may choose to have the Firm vote proxies in accordance with the Standard Guidelines or in accordance with the client’s Custom Guidelines.
5.3 MacKay Shields shall notify ISS of new client accounts using such form as ISS shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems.
6. Overriding Guidelines
A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C.

7. Referral of Voting Decision by ISS to MacKay Shields
7.1 In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields, In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
7.2 In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
7.3 In the event that ISS determines that a conflict of interest exists as a result of which ISS is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.
8. Conflicts of Interest
8.1 The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an ISS voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).
8.2 By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.
Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.
8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designate may instruct ISS to vote the proxy issue as set forth in the completed Form.
8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy — i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.
8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:
•	The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

•	The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.
MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. Securities Lending
MacKay Shields will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.
10. Reporting
Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:
•	The name of the issuer of the security;

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number; .

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer of by a security holder;

•	Whether MacKay Shields cast its vote on the matter;

•	How MacKay Shields voted; and

•	Whether MacKay Shields voted for or against management.
11. Record-Keeping
Either MacKay Shields or ISS as indicated below will maintain the following records:
•	A copy of the Policy and MacKay’s Standard Guidelines;

•	A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client’s custodian regarding client securities;

•	A record of each vote cast by MacKay Shields on behalf of a client;

•	A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

•	A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least seven years.
12. Review of Voting and Guidelines
As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.
13. How to Request Information On How the Firm Voted Proxies
Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed [(212)-754-9205] to MacKay Shields Client Services Department at:
MacKay Shields LLC
9 West 57th Street
New York, NY 10019
ATTN: Client Services
Attachments:
Exhibit A — Summary of Standard Guidelines for non-union clients
Exhibit B — Summary of Standard Guidelines for union clients (Taft-Hartley)
Schedule C — Proxy Vote Override/Decision Form
Effective January 2007

EXHIBIT A
ISS 2007 US Proxy Voting Guidelines Summary
2099 GAITHER ROAD
SUITE 501
ROCKVILLE, MD • 20850-4045
(301) 556-0500
FAX (301) 556-0486
WWW.ISSPROXY.COM
Copyright © 2006 by Institutional Shareholder Services.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.
Requests for permission to make copies of any part of this work should be sent to:
Institutional Shareholder Services
Marketing Department
2099 Gaither Road
Rockville, MD 20850
ISS is a trademark used herein under license.

ISS 2007 Proxy Voting Guidelines Summary
Effective for Meetings Feb 1, 2007
Updated December 15, 2006
The following is a condensed version of the proxy voting recommendations contained in the ISS Proxy Voting Manual.

1. Operational Items	6
Adjourn Meeting	6
Amend Quorum Requirements	6
Amend Minor Bylaws	6
Auditor Indemnification and Limitation of Liability	6
Auditor Ratification	6
Change Company Name	7
Change Date, Time, or Location of Annual Meeting	7
Transact Other Business	7

2. Board of Directors:	8
Voting on Director Nominees in Uncontested Elections	8
2007 Classification of Directors	10
Age Limits	11
Board Size	11
Classification/Declassification of the Board	11
Cumulative Voting	11
Director and Officer Indemnification and Liability Protection	12
Establish/Amend Nominee Qualifications	12
Filling Vacancies/Removal of Directors	12
Independent Chair (Separate Chair/CEO)	13
Majority of Independent Directors/Establishment of Committees	13
Majority Vote Shareholder Proposals	13
Office of the Board	14
Open Access	14
Performance Test for Directors	14
Stock Ownership Requirements	15
Term Limits	15

3. Proxy Contests	16
Voting for Director Nominees in Contested Elections	16
Reimbursing Proxy Solicitation Expenses	16
Confidential Voting	16

4. Antitakeover Defenses and Voting Related Issues	17
Advance Notice Requirements for Shareholder Proposals/Nominations	17
Amend Bylaws without Shareholder Consent	17
Poison Pills	17
Shareholder Ability to Act by Written Consent	17
Shareholder Ability to Call Special Meetings	17
Supermajority Vote Requirements	17

5. Mergers and Corporate Restructurings	18
Overall Approach	18
Appraisal Rights	18
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Asset Purchases	18
Asset Sales	19
Bundled Proposals	19
Conversion of Securities	19
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	19
Formation of Holding Company	19
Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)	20
Joint Ventures	20
Liquidations	20
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition	20
Private Placements/Warrants/Convertible Debentures	20
Spinoffs	21
Value Maximization Proposals	21

6. State of Incorporation	22
Control Share Acquisition Provisions	22
Control Share Cash-out Provisions	22
Disgorgement Provisions	22
Fair Price Provisions	22
Freeze-out Provisions	22
Greenmail	22
Reincorporation Proposals	23
Stakeholder Provisions	23
State Antitakeover Statutes	23

7. Capital Structure	24
Adjustments to Par Value of Common Stock	24
Common Stock Authorization	24
Dual-Class Stock	24
Issue Stock for Use with Rights Plan	24
Preemptive Rights	24
Preferred Stock	24
Recapitalization	25
Reverse Stock Splits	25
Share Repurchase Programs	25
Stock Distributions: Splits and Dividends	25
Tracking Stock	25

8. Executive and Director Compensation	26
Equity Compensation Plans	26
Cost of Equity Plans	26
Repricing Provisions	26
Pay-for Performance Disconnect	26
Three-Year Burn Rate/Burn Rate Commitment	28
Poor Pay Practices	29
Specific Treatment of Certain Award Types in Equity Plan Evaluations:	30
Dividend Equivalent Rights	30
Liberal Share Recycling Provisions	30
Other Compensation Proposals and Policies	30
401(k) Employee Benefit Plans	30
Director Compensation	30
Director Retirement Plans	31
Employee Stock Ownership Plans (ESOPs)	31
Employee Stock Purchase Plans– Qualified Plans	31
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Employee Stock Purchase Plans– Non-Qualified Plans	31
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related	32
Compensation Proposals)	32
Options Backdating	32
Option Exchange Programs/Repricing Options	32
Stock Plans in Lieu of Cash	33
Transfer Programs of Stock Options	33
Shareholder Proposals on Compensation	33
Advisory Vote on Executive Compensation (Say-on-Pay)	33
Compensation Consultants- Disclosure of Board or Company’s Utilization	33
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	34
Option Repricing	34
Pay for Superior Performance	34
Pension Plan Income Accounting	34
Performance-Based Awards	35
Severance Agreements for Executives/Golden Parachutes	35
Supplemental Executive Retirement Plans (SERPs)	35

9. Corporate Responsibility	36
Consumer Issues and Public Safety	36
Animal Rights	36
Drug Pricing	36
Drug Reimportation	36
Genetically Modified Foods	36
Handguns	37
HIV/AIDS	37
Predatory Lending	37
Tobacco	38
Toxic Chemicals	38
Environment and Energy	38
Arctic National Wildlife Refuge	38
CERES Principles	39
Climate Change	39
Concentrated Area Feeding Operations (CAFOs)	39
Environmental-Economic Risk Report	39
Environmental Reports	39
Global Warming	40
Kyoto Protocol Compliance	40
Land Use	40
Nuclear Safety	40
Operations in Protected Areas	40
Recycling	40
Renewable Energy	41
Sustainability Report	41
General Corporate Issues	41
Charitable/Political Contributions	41
Disclosure of Lobbying Expenditures/Initiatives	42
Link Executive Compensation to Social Performance	42
Outsourcing/Offshoring	42
Labor Standards and Human Rights	42
China Principles	42
Country-specific Human Rights Reports	42
International Codes of Conduct/Vendor Standards	42
MacBride Principles	43
Military Business	43
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Foreign Military Sales/Offsets	43
Landmines and Cluster Bombs	43
Nuclear Weapons	44
Operations in Nations Sponsoring Terrorism (e.g., Iran)	44
Spaced-Based Weaponization	44
Workplace Diversity	44
Board Diversity	44
Equal Employment Opportunity (EEO)	44
Glass Ceiling	45
Sexual Orientation	45

10. Mutual Fund Proxies	46
Election of Directors	46
Converting Closed-end Fund to Open-end Fund	46
Proxy Contests	46
Investment Advisory Agreements	46
Approving New Classes or Series of Shares	46
Preferred Stock Proposals	46
1940 Act Policies	46
Changing a Fundamental Restriction to a Nonfundamental Restriction	47
Change Fundamental Investment Objective to Nonfundamental	47
Name Change Proposals	47
Change in Fund’s Subclassification	47
Disposition of Assets/Termination/Liquidation	47
Changes to the Charter Document	47
Changing the Domicile of a Fund	48
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	48
Distribution Agreements	48
Master-Feeder Structure	48
Mergers	48
Shareholder Proposals for Mutual Funds	48
Establish Director Ownership Requirement	48
Reimburse Shareholder for Expenses Incurred	48
Terminate the Investment Advisor	48
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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1. Operational Items
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
Change Company Name
Vote FOR proposals to change the corporate name.
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.
WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.
WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•	A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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2007 Classification of Directors
Inside Director (I)
•	Employee of the company or one of its affiliates[1];

•	Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

•	Listed as a Section 16 officer[2];

•	Current interim CEO;

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
Affiliated Outside Director (AO)
•	Board attestation that an outside director is not independent;

•	Former CEO of the company;

•	Former CEO of an acquired company within the past five years;

•	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made;[3]

•	Former executive[2] of the company, an affiliate or an acquired firm within the past five years;

•	Executive[2] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

•	Executive, former executive, general or limited partner of a joint venture or partnership with the company;

•	Relative[4] of a current Section 16 officer of company or its affiliates;

•	Relative[4] of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);

•	Relative[4] of former Section 16 officer, of company or its affiliate within the last five years;

•	Currently provides (or a relative[4] provides) professional services[5] to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

•	Employed by (or a relative[4] is employed by) a significant customer or supplier[6];

•	Has (or a relative[4] has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement;[6]

•	Any material financial tie or other related party transactional relationship to the company;

•	Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;

•	Has (or a relative[4] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; [7]

•	Founder[8] of the company but not currently an employee;

•	Is (or a relative[4] is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments[6] from the company or its affiliates[1].
Independent Outside Director (IO)
•	No material[9] connection to the company other than a board seat.

Footnotes:

[1]	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

[2]	“Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function).
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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[3]	ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

[4]	“Relative” follows the SEC’s new definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[5]	Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[6]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

[7]	Interlocks include: (a) executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[8]	The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

[9]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:
•	Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;

•	Annually elected board;

•	Two-thirds of the board composed of independent directors;

•	Nominating committee composed solely of independent directors;
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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•	Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;

•	Ability of shareholders to call special meetings or act by written consent with 90 days’ notice;

•	Absence of superior voting rights for one or more classes of stock;

•	Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;

•	The company has not under-performed its both industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and

•	No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.
* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
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Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
–	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

–	Serves as liaison between the chairman and the independent directors,

–	Approves information sent to the board,

–	Approves meeting agendas for the board,

–	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

–	Has the authority to call meetings of the independent directors,

–	If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance issues.
* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider. (See Classification of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
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Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Office of the Board
Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and non-management directors, unless the company has all of the following:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead/presiding director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
Open Access
Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management’s proxy card, provided the proposal substantially mirrors the SEC’s proposed two-trigger formulation (see the proposed “Security Holder Director Nominations” rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS’ comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).
Performance Test for Directors
WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:
One measurement will be a market-based performance metric and three measurements will be tied to the company’s operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company’s historical performance over a five-year period yet also accounts for near-term changes in a company’s performance.
The table below summarizes the new framework:

Metrics	Basis of Evaluation	Weighting	2nd Weighting
Operational Performance			50%
5-year Average pre-tax operating ROIC	Management efficiency in deploying assets	33.3%
5-year Sales Growth	Top-Line	33.3%
5-year EBITDA Growth	Core-earnings	33.3%
Sub Total		100%
Stock Performance			50%
5-year TSR	Market
Total			100%
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Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GICS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.
Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.
Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Cash-out value;

•	Whether the interests of continuing and cashed-out shareholders are balanced; and

•	The market reaction to public announcement of transaction.
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under “Mergers and Corporate Restructurings: Overall Approach.”
Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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6. State of Incorporation
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
Control Share Cash-out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
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Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:
•	The reasons for reincorporating;

•	A comparison of the governance provisions;

•	Comparative economic benefits; and

•	A comparison of the jurisdictional laws.
Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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7. Capital Structure
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:
•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.
Dual-Class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
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Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.
Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Each of these factors is further described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Pay-for Performance Disconnect
Generally vote AGAINST plans in which:
•	there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

•	the main source of the pay increase (over half) is equity-based, and
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•	the CEO is a participant of the equity proposal.
Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.
WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.
On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:
•	The compensation committee has reviewed all components of the CEO’s compensation, including the following:
–	Base salary, bonus, long-term incentives;

–	Accumulative realized and unrealized stock option and restricted stock gains;

–	Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

–	Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program;

–	Actual projected payment obligations under the company’s supplemental executive retirement plan (SERPs).
•	A tally sheet with all the above components should be disclosed for the following termination scenarios:
–	Payment if termination occurs within 12 months: $ ;

–	Payment if “not for cause” termination occurs within 12 months: $ ;

–	Payment if “change of control” termination occurs within 12 months: $ .
•	The compensation committee is committed to providing additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.
The repetition of the compensation committee report does not meet ISS’ requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.
•	The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants
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to be made. The performance-based equity awards do not refer to non-qualified stock options1 or performance-accelerated grants.2 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.
The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.
•	The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.
However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.
If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

[1]	Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.

[2]	Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).
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2007 Burn Rate Table

		Russell 3000			Non-Russell 3000
			Standard	Mean +		Standard	Mean +
GICS	Description	Mean	Deviation	STDEV	Mean	Deviation	STDEV
1010	Energy	1.37%	0.92%	2.29%	1.76%	2.01%	3.77%
1510	Materials	1.23%	0.62%	1.85%	2.21%	2.15%	4.36%
2010	Capital Goods	1.60%	0.98%	2.57%	2.34%	1.98%	4.32%
2020	Commercial Services & Supplies	2.39%	1.42%	3.81%	2.25%	1.93%	4.18%
2030	Transportation	1.30%	1.01%	2.31%	1.92%	1.95%	3.86%
2510	Automobiles & Components	1.93%	0.98%	2.90%	2.37%	2.32%	4.69%
2520	Consumer Durables & Apparel	1.97%	1.12%	3.09%	2.02%	1.68%	3.70%
2530	Hotels Restaurants & Leisure	2.22%	1.19%	3.41%	2.29%	1.88%	4.17%
2540	Media	1.78%	0.92%	2.70%	3.26%	2.36%	5.62%
2550	Retailing	1.95%	1.10%	3.05%	2.92%	2.21%	5.14%
3010, 3020, 3030	Food & Staples Retailing	1.66%	1.25%	2.91%	1.90%	2.00%	3.90%
3510	Health Care Equipment & Services	2.87%	1.32%	4.19%	3.51%	2.31%	5.81%
3520	Pharmaceuticals & Biotechnology	3.12%	1.38%	4.50%	3.96%	2.89%	6.85%
4010	Banks	1.31%	0.89%	2.20%	1.15%	1.10%	2.25%
4020	Diversified Financials	2.13%	1.64%	3.76%	4.84%	5.03%	9.87%
4030	Insurance	1.34%	0.88%	2.22%	1.60%	1.96%	3.56%
4040	Real Estate	1.21%	1.02%	2.23%	1.21%	1.02%	2.23%
4510	Software & Services	3.77%	2.05%	5.82%	5.33%	3.13%	8.46%
4520	Technology Hardware & Equipment	3.05%	1.65%	4.70%	3.58%	2.34%	5.92%
4530	Semiconductors & Semiconductor Equip.	3.76%	1.64%	5.40%	4.48%	2.46%	6.94%
5010	Telecommunication Services	1.71%	0.99%	2.70%	2.98%	2.94%	5.92%
5510	Utilities	0.84%	0.51%	1.35%	0.84%	0.51%	1.35%
For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Annual Stock Price
Characteristics	Volatility	Premium
High annual volatility	53% and higher	1 full-value award will count as 1.5 option shares
Moderate annual volatility	25% — 52%	1 full-value award will count as 2.0 option shares
Low annual volatility	Less than 25%	1 full-value award will count as 4.0 option shares
Poor Pay Practices
Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:
•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);
•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);
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•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

•	Other excessive compensation, payouts or poor pay practices at the company.
Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
Other Compensation Proposals and Policies
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
–	A minimum vesting of three years for stock options or restricted stock; or

–	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
–	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
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–	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous
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drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.
Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Programs of Stock Options
One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair-value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
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Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Option Repricing
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposals call for:
•	the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;

•	the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and

•	the plan disclosure should allow shareholders to monitor the correlation between pay and performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long -term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
Pension Plan income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.
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Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance- based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step’to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
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9. Corporate Responsibility
Consumer Issues and Public Safety
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to or better than those of peer firms; and

•	There are no serious controversies surrounding the company’s treatment of animals.
Drug Pricing
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
.	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
Drug Reimportation
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.
Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs;

•	Any voluntary labeling initiatives undertaken or considered by the company.
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Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;

•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.
Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.
Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.
Handguns
Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.
HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:
•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees;

•	The company’s existing healthcare policies, including benefits and healthcare access for local workers;

•	Company donations to healthcare providers operating in the region.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
Predatory Lending
Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of its subprime business;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
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Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
•	Whether the company complies with all local ordinances and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Advertising to youth:
•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

•	Whether the company has gone as far as peers in restricting advertising;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Cease production of tobacco-related products or avoid selling products to tobacco companies:
•	The percentage of the company’s business affected;

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin-off tobacco-related businesses:
•	The percentage of the company’s business affected;

•	The feasibility of a spin-off;

•	Potential future liabilities related to the company’s tobacco business.
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:
•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.
Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.
Environment and Energy
Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
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•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company does not currently disclose an environmental risk report for their operations in the ANWR.
CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

•	Environmentally conscious practices of peer companies, including endorsement of CERES;

•	Costs of membership and implementation.
Climate Change
In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:
•	The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.
Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.
Environmental-Economic Risk Report
Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:
•	The feasibility of financially quantifying environmental risk factors;

•	The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

•	The costs associated with implementing improved standards;

•	The potential costs associated with remediation resulting from poor environmental performance; and

•	The current level of disclosure on environmental policies and initiatives.
Environmental Reports
Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.
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Global Warming
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.
Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
Kyoto Protocol Compliance
Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.
Land Use
Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.
Nuclear Safety
Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:
•	The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•	The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•	The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.
Operations in Protected Areas
Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:
•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.
Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business and the percentage affected;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal;

•	The costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.
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Renewable Energy
In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Sustainability Report
Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
General Corporate Issues
Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a policy on political contributions.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
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Disclosure of Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering any significant controversy or litigation surrounding a company’s public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company’s business operations.
Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
•	The relevance of the issue to be linked to pay;

•	The degree that social performance is already included in the company’s pay structure and disclosed;

•	The degree that social performance is used by peer companies in setting pay;

•	Violations or complaints filed against the company relating to the particular social performance measure;

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee;

•	Current company pay levels.
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:
•	Risks associated with certain international markets;

•	The utility of such a report to shareholders;

•	The existence of a publicly available code of corporate conduct that applies to international operations.
Labor Standards and Human Rights
China Principles
Vote AGAINST proposals to implement the China Principles unless:
•	There are serious controversies surrounding the company’s China operations; and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).
Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:
•	The nature and amount of company business in that country;

•	The company’s workplace code of conduct;

•	Proprietary and confidential information involved;

•	Company compliance with U.S. regulations on investing in the country;

•	Level of peer company involvement in the country.
International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
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•	Agreements with foreign suppliers to meet certain workplace standards;

•	Whether company and vendor facilities are monitored and how;

•	Company participation in fair labor organizations;

•	Type of business;

•	Proportion of business conducted overseas;

•	Countries of operation with known human rights abuses;

•	Whether the company has been recently involved in significant labor and human rights controversies or violations;

•	Peer company standards and practices;

•	Union presence in company’s international factories.
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
•	The company does not operate in countries with significant human rights violations;
•	The company has no recent human rights controversies or violations; or
•	The company already publicly discloses information on its vendor standards compliance.
MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
•	Company compliance with or violations of the Fair Employment Act of 1989;

•	Company antidiscrimination policies that already exceed the legal requirements;

•	The cost and feasibility of adopting all nine principles;

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

•	The potential for charges of reverse discrimination;

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

•	The level of the company’s investment in Northern Ireland;

•	The number of company employees in Northern Ireland;

•	The degree that industry peers have adopted the MacBride Principles;

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.
Military Business
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
•	Whether the company has in the past manufactured landmine components;
•	Whether the company’s peers have renounced future production.
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
•	What weapons classifications the proponent views as cluster bombs;
•	Whether the company currently or in the past has manufactured cluster bombs or their components;
•	The percentage of revenue derived from cluster bomb manufacture;
•	Whether the company’s peers have renounced future production.
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Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Operations in Nations Sponsoring Terrorism (e.g., Iran)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:
•	The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;
•	Compliance with U.S. sanctions and laws.
Spaced-Based Weaponization
Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:
•	The information is already publicly available; or

•	The disclosures sought could compromise proprietary information.
Workplace Diversity
Board Diversity
Generally vote FOR reports on the company’s efforts to diversify the board, unless:
•	The board composition is reasonably inclusive in relation to companies of similar size and business; or
•	The board already reports on its nominating procedures and diversity initiatives.
Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
•	The degree of board diversity;

•	Comparison with peer companies;

•	Established process for improving board diversity;

•	Existence of independent nominating committee;

•	Use of outside search firm;

•	History of EEO violations.
Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:
•	The company has well-documented equal opportunity programs;
•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
•	The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.
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Glass Ceiling
Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:
•	The composition of senior management and the board is fairly inclusive;

•	The company has well-documented programs addressing diversity initiatives and leadership development;

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has had no recent, significant EEO-related violations or litigation.
Sexual Orientation
Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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10. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;
•	Possible dilution for common shares;
•	Whether the shares can be used for antitakeover purposes.
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
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Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;
•	The reasons given by the fund for the change; and
•	The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;
•	Consolidation in the target market; and
•	Current asset composition.
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;
•	The fund’s past performance;
•	The terms of the liquidation.
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;
•	The efficiencies that could result;
•	The state of incorporation;
•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
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•	Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;
•	Required fundamental policies of both states;
•	The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;
•	The proposed distributor’s reputation and past performance;
•	The competitiveness of the fund in the industry;
•	The terms of the agreement.
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);
•	The fund’s history of shareholder relations;
•	The performance of other funds under the advisor’s management.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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ISS 2007 International Proxy Voting Guidelines
Summary
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
The following is a concise summary of the ISS general policies for voting non-U.S. proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

Operational Items	4
Financial Results/Director and Auditor Reports	4
Appointment of Auditors and Auditor Fees	4
Appointment of Internal Statutory Auditors	4
Allocation of Income	4
Stock (Scrip) Dividend Alternative	4
Amendments to Articles of Association	4
Change in Company Fiscal Term	4
Lower Disclosure Threshold for Stock Ownership	4
Amend Quorum Requirements	5
Transact Other Business	5

Board of Directors	5
Director Elections	5
2007 International Classification of Directors	6
Director Compensation	7
Discharge of Board and Management	7
Director, Officer, and Auditor Indemnification and Liability Provisions	7
Board Structure	7

Capital Structure	7
Share Issuance Requests	7
Increases in Authorized Capital	8
Reduction of Capital	8
Capital Structures	8
Preferred Stock	8
Debt Issuance Requests	8
Pledging of Assets for Debt	9
Increase in Borrowing Powers	9
Share Repurchase Plans	9
Reissuance of Shares Repurchased	9
Capitalization of Reserves for Bonus Issues/Increase in Par Value	9

Other	9
Reorganizations/Restructurings	9
Mergers and Acquisitions	9
Mandatory Takeover Bid Waivers	10
Reincorporation Proposals	10
Expansion of Business Activities	10
Related-Party Transactions	10
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Compensation Plans	10
Antitakeover Mechanisms	10
Shareholder Proposals	10
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Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
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Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
Please see the International Classification of Directors on the following page.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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2007 International Classification of Directors
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test2);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of current employee of the company or its affiliates;

•	Relative[1] of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:
— 9 years (from the date of election) in the United Kingdom and Ireland;
— 12 years in European markets.
Independent NED
•	No material[3] connection, either direct or indirect, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[3]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[4]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
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Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

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Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

8

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

9

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
© 2006 Institutional Shareholder Services Inc. All Rights Reserved.

10

EXHIBIT B
Introduction:
Taft-Hartley Advisory Services
Proxy Voting Guidelines
The Taft-Hartley Advisory Services Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.
Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.
The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the “economic best interests” of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a “worker-owner view of value.”
Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses — all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
•	Corporate policies that affect job security and wage levels;

•	Corporate policies that affect local economic development and stability;

•	Corporate responsibility to employees and communities; and

•	Workplace safety and health issues.
All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that — guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered “routine”, outlined in the following pages are general voting parameters for various
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).
I) Board of Directors Proposals
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.
Votes on entire board of directors take into account factors that include:
•	Company performance relative to its peers;

•	Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

•	Board diversity;

•	Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.);

•	Failure of board to respond to majority shareholder votes.
Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:
•	Poor attendance;

•	Independence of the key board committees (audit, compensation, and nominating);

•	Performance of the key board committees;

•	Failure to establish key board committees; and

•	Interlocking and excessive directorships.
Non-independent Chairman: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company’s CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is twenty to forty percent higher if the CEO is also the chairman of the board. We WITHHOLD votes from non-independent directors who serve as board chairmen, and vote FOR proposals calling for non-
introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

executive directors who are not former CEOs or senior-level executives to serve as chairman.
Independent Directors: Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We WITHHOLD votes from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.
Board Structure: Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.
Board and Committee Size: While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.
Proposals on Board Inclusiveness: Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

Cumulative Voting: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee, thereby creating a measure of independence from management control. Taft-Hartley Advisory Services votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.
Poison Pills: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company’s particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills. We WITHHOLD votes from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.
II) Capital Structure
Increase Authorized Common Stock: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.
Dual Class Structures: Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.
III) Ratifying Auditors
Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel,
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees “with lower quality audits and, by implication, lower quality earnings.” This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.
Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.
We vote AGAINST ratification of a company’s auditor if it receives more than one-quarter of its total fees for consulting and WITHHOLD votes from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.
IV) Mergers, Acquisitions, and Transactions
Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:
•	Impact on shareholder value;

•	Changes in corporate governance and their impact on shareholder rights;

•	Fairness opinion (or lack thereof);

•	Offer price (cost vs. premium);

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Change-in-control payments to executive officers;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

•	Financial viability of the combined companies as a single entity;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?
Reincorporation: Taft-Hartley Advisory Services reviews proposals to change a company’s state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.
V) Executive Compensation
Stock Option Plans: Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company— and shareholders— prosper together.
Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, stock option expensing, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.
Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.
Stock Option Expensing: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

performance. Given stock option’s accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company’s earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Taft-Hartley Advisory Services supports shareholder resolutions calling for stock option grants to be treated as an expense and opposes the use of stock options if the stock options are not fully expensed.
Proposals to Limit Executive and Director Pay: Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.
Golden Parachutes: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.
Employee Stock Ownership Plans (ESOPs): Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company’s employees to acquire stock in the company at a slight discount. Such plans help link employees’ self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.
VI) Social and Environmental Issues
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services’ clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft-Hartley Advisory Services votes consistent with the
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

economic best interests of the participants and beneficiaries to create “high road” shareholder and economic value.
In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company’s operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft-Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company’s legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.
CERES Principles: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being.
Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.
Corporate Conduct, Human Rights, and Labor Codes: Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.
Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Taft-Hartley Advisory Services supports the principles and codes
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Taft-Hartley Advisory Services votes FOR proposals to implement and report on ILO codes of conduct.
Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
Copyright ©2006 by Taft-Hartley Advisory Services,
a division of Institutional Shareholder Services, Inc. (ISS)

SCHEDULE C
Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:

Portfolio Management Product Area (check one):		❑ Growth
❑ Value	❑ International Equity	❑ Convertible
❑ Fixed (High Yield)	❑ Fixed (High Grade)
Security Issuer:
Security’s exchange ticker symbol:
Cusip #:
# of Shares held:
Percentage of outstanding shares held:

Type of accounts holding security:	Mutual Funds (name each fund): Separate Accounts (specify number): Other (describe):

Applicable Guidelines (check one):	❑ MacKay Standard (A or B) ❑ Other (specify):
Shareholder Meeting Date:
Response Deadline:
Brief Description of the Matter to be Voted On:

Proposal Type (check one):
❑ Management Proposal
❑ Shareholder Proposal (identify proponent:                                                                                                                                 )
Recommended vote by issuer’s management (check one):            ❑ For            ❑ Against

Recommended vote by ISS (check one):	❑ For ❑ Against ❑ Abstain ❑ No Recommendation

Portfolio manager recommended vote (check one):	❑ For ❑ Against ❑ Abstain
Describe in detail why you believe this override/decision is in the client’s best interest (attach supporting documentation):

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?
           ❑ No            ❑ Yes (describe below)

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?
           ❑ No           ❑ Yes
If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?
          ❑ No           ❑ Yes (describe below)

Certification:
The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)’ best interests without regard to the interests of MacKay Shields or any related parties.

Date:

Name:

Title:

Product Head Concurrence with Override Request/Decision:

Date:

Name:

Title:

Legal/Compliance Action:
          ❑ Override/decision approved
          ❑ Referred to Compliance Committee for Further Consideration

Date:

Name:

Title:

Proxy Voting
Policy
Mazama Capital Management, Inc. (“Mazama”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Guiding Principles

Proxy voting procedures must adhere to the following broad principles:
1.	Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.

2.	Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.

3.	Fiduciaries should keep records of proxy voting.

Proxy Administration

The Compliance Department has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research is responsible for determining our firm’s positions on all major corporate issues, creates guidelines and oversees the voting process.

Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy.

Mazama has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. ISS provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.

Voting Policies

All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services (ISS).
1.	Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.

2.	Proxy ballots for securities no longer held in client accounts will not be voted.
Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:
1.	Elect directors

2.	Appoint auditors

3.	Eliminate preemptive rights

4.	Increase authorized shares issued
With regard to non-routine issues, Mazama considers many things including, but not limited to:
1.	Management’s recommendation;

2.	The recommendation of ISS; and

3.	Mazama’s assessment as to what is best for shareholders

With regard to issues which are often included in proxies, Mazama believes as follows:
Executive Compensation

Mazama’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.

Anti-takeover and Corporate Governance Issues

Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

Mazama generally votes with a company’s management on social issues unless they have substantial economic implications for the company’s business and operations and have not been adequately addressed by management.
Procedure
Mazama has adopted procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedures
1.	All employees will forward any proxy materials received on behalf of clients to the Director of Research;

2.	The Director of Research will determine which client accounts hold the security to which the proxy relates;

3.	Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.
Disclosure
1.	Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client’s proxies, and that clients may request a copy of these policies and procedures.

2.	The Compliance Officer (“CO”) will also send a copy of this summary to all existing clients who have previously received Mazama’s ADV Part II; or the CO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.
Client Requests for Information
1.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CO.

2.	In response to any request the Compliance will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client’s proxy with respect to each proposal about which client inquired.
Conflicts of Interest
1.	Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.

2.	If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

3.	Mazama will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping
The CO shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

These policies and procedures and any amendments;
1.	A record of each vote that Mazama casts;

2.	Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

3.	A copy of each written request from a client for information on how Mazama voted such client’s proxies, and a copy of any written response.

THE BANK OF NEW YORK MELLON CORPORATION
PROXY VOTING POLICY
(Approved: October 12, 2007)
1.	Scope of Policy — This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.	Fiduciary Duty — We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective — We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders — We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals — We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues — On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process — Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8.	Material Conflicts of Interest — We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending — We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping — We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.	Disclosure — We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

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POLICY APPROVED MARCH 15, 2007
MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES
I. POLICY STATEMENT
Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services — Institutional Shareholder Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy

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voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.
Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.
We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.
A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:
•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to “the transaction of such other

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business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.
B. Board of Directors
1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
a.	We withhold or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director’s consulting arrangements with the company, or material business relationships between the director’s employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

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d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

e.	We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

f.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.
2.	Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6.	Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation

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of the roles as a market standard practice, and support division of the roles in that context.
8.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.
C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.
D. Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.
1.	We generally support the following:
•	Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals to authorize share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

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•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Proposals for higher dividend payouts.
2.	We generally oppose the following (notwithstanding management support):
•	Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create “blank check” preferred stock.

•	Proposals relating to changes in capitalization by 100% or more.
E. Takeover Defenses and Shareholder Rights
1.	Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.
G. Executive and Director Remuneration.
1.	We generally support the following proposals:
•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2.	Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

4.	Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations generally will not be supported.

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5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.
H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.
I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.
III. ADMINISTRATION OF POLICY
The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.
The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

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The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
A. Committee Procedures
The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).
The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.
Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
B. Material Conflicts of Interest
In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).
The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special

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Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
C. Identification of Material Conflicts of Interest
A potential material conflict of interest could exist in the following situations, among others:
1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:
1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.
D. Proxy Voting Reporting
The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the

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Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.
MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.
APPENDIX A
The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).
Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

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1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and
2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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NEUBERGER BERMAN, LLC
NEUBERGER BERMAN MANAGEMENT INC.
PROXY VOTING POLICIES AND PROCEDURES
Non-Socially Responsive Clients
I. Introduction and General Principles
A. Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, “NB”) have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.
B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.
D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.
E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB’s policies and procedures.
F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given a proxy proposal is prudent and solely in the interests of the clients and, in the case of an ERISA client, the plan’s participants and beneficiaries. NB’s decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight
A. NB has designated a Proxy Committee with the responsibilty for administering and overseeing the proxy voting process, including:
(1) developing, authorizing, implementing and updating NB’s policies and procedures;
(2) overseeing the proxy voting process; and
(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.
B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.
C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.
D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.
III. Proxy Voting Guidelines
A. NB has determined that, except as set forth below, proxies will be voted in accordance with the recommendations contained in the applicable Glass, Lewis & Co. Proxy Paper Voting Guidelines, as in effect from time to time. A summary of the current applicable Glass Lewis guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.
B. Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with Glass Lewis recommendations. In the event that Glass Lewis refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph C.
C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional (“NB Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with Glass Lewis guidelines. In such event, the procedures set forth in Section V, Paragraph B will be followed.
IV. Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.
B. At the recommendation of the Proxy Committee, NB has engaged Glass Lewis as its voting delegate to:
(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;
(2) vote and submit proxies in a timely manner;
(3) handle other administrative functions of proxy voting;
(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5) maintain records of votes cast; and
(6) provide recommendations with respect to proxy voting matters in general.
C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Glass Lewis.
D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.
V. Conflicts of Interest
A. Glass Lewis will vote proxies in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.
B. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with Glass Lewis recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy.
The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.
In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to the client or clients.
In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.
C. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and Glass Lewis refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.
In the event that the Proxy Committee determines that such vote will not present material conflict between NB and the client, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to such client or clients.
In the event that the Proxy Committee determines that such vote will present a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.
D. Material conflicts cannot be resolved by simply abstaining from voting.
VI. Recordkeeping
NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1) a copy of these policies and procedures, which shall be made available to clients upon request
(2) proxy statements received regarding client securities (which will be satisfied bt relying on EDGAR or Glass Lewis);
(3) a record of each vote cast (which Glass Lewis maintains on NB’s behalf);
(4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;
(5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
(6) each written client request for proxy voting records and NB’s written response to any client request (written or oral) for such records.
Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.
VII. Disclosure
Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client’s proxy.
Effective February 2007

Proxy Committee as of February 2007

Jack Rivkin	Chief Investment Officer
Judith Vale	Portfolio Manager
Maxine Gerson	Legal and Compliance
Vincent Pecoraro	Portfolio Administration

Principal Global Investors, LLC (“PGI”)*
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect PGI’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.
Implementation by Portfolio Management Teams
General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
PGI’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.
PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. PGI may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Principal Real Estate Investors, LLC
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
PREI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where PREI has the authority to vote proxies, PREI complies with its legal, fiduciary, and contractual obligations.
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect PREI’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
Public Equity Investments
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors PREI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each PREI equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PREI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Senior management of PREI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.
Implementation by Portfolio Management Teams
General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PREI senior management) and any specific shareholder vote (subject to the approval process described in this policy).
Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PREI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.
PREI’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PREI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.
PREI may hire other service providers to replace or supplement ISS with respect to any of the services PREI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.
Conflicts of Interest
Pursuant to this Policy, PREI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PREI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PREI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PREI management into potential conflicts of interest., PREI senior management will not approve decisions that are based on the influence of such conflicts.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.
External Managers
Where PREI places client assets with managers outside of PREI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. PREI may, however, retain such responsibilities where it deems appropriate.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PREI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PREI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Pyramis Global Advisors LLC Proxy Voting Guidelines
March 2007
I. General Principles
A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies’ relationship, business or otherwise, with that portfolio company.

B.	The FMR Investment & Advisor Compliance Department votes proxies on behalf of the clients of Pyramis. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis, Fidelity and their customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the guidelines.

E.	Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Pyramis analyst or portfolio manager, as applicable, subject to review by an attorney within the General Counsel’s office and a member of senior management within FMR’s Investment and Advisor Compliance Department. A significant pattern of such proposals or other special circumstances will be referred to the Fund Board Proxy Voting Committee or its designee.

F.	Pyramis will vote on shareholder proposals not specifically addressed by the guidelines based on an evaluation of a proposal’s likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.	Many clients invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of these guidelines, but Pyramis may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.	Where a management-sponsored proposal is inconsistent with the guidelines, Pyramis may receive a company’s commitment to modify the proposal or its practice to conform to the guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.
II. Definitions (as used in this document)
A.	Anti-Takeover Provision — includes fair price amendments; classified boards; “blank check” preferred stock; golden and tin parachutes; supermajority provisions; Poison Pills; and any other provision that eliminates or limits shareholder rights.

B.	Golden parachute — accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

C.	Tin Parachute — accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

D.	Greenmail — payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

E.	Sunset Provision — a condition in a charter or plan that specifies an expiration date.

F.	Permitted Bid Feature — a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

G.	Poison Pill — a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

H.	Large Capitalization Company — a company included in the Russell 1000 stock index.

I.	Small Capitalization Company — a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

J.	Micro-Capitalization Company — a company with market capitalization under US $300 million.
III. Directors
A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:
1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:
a.	The Poison Pill includes a Sunset Provision of less than 5 years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders, and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.
Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.
2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options.

4.	The company failed to act in the best interests of shareholders when approving executive compensation, taking into accounts such factors as: (i) whether the company used an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to these guidelines and the company has failed to act on that commitment.

6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.
B.	Indemnification
Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.
C.	Independent Chairperson
Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections
Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.
IV. Compensation
A.	Equity Award Plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:
1.	(a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the level of dilution in the plan or the amendments is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3.	The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4.	Awards to non-employee directors are subject to management discretion.

5.	In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

Pyramis will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1.	The shares are granted by a compensation committee composed entirely of independent directors; and

2.	The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.
B.	Equity Exchanges and Repricing
Pyramis will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the equity proposed to be exchanged or repriced exceeded Pyramis’ dilution thresholds when initially granted;

3.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4.	The company’s relative performance compared to other companies within the relevant industry or industries;

5.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.
C.	Employee Stock Purchase Plans
Pyramis will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.
D.	Employee Stock Ownership Plans (ESOPs)
Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.
E.	Executive Compensation
Pyramis will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals
Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.
V. Anti-Takeover Provisions
Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:
A. The Poison Pill includes the following features:
1.	A sunset provision of no greater than 5 years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.
B. An Anti-Greenmail proposal that does not include other Anti- Takeover Provisions; or
C. It is a fair price amendment that considers a two-year price history or less.
Pyramis will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer’s Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure / Incorporation
A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a Company’s common stock if such increase will result in a total number of authorized shares greater than 3 times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to 5 times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.
VII. Auditors
A.	Pyramis will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company’s auditor. Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company’s auditor.

B.	Pyramis will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company’s auditor. Pyramis will also generally vote against shareholder proposals calling for or recommending removal of a company’s auditor due to, among other reasons, the performance of non-audit work by the auditor. Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor for audit or non-audit services for the company.
VIII. Shares of Investment Companies
A.	If applicable, when a Fidelity Fund invests in an underlying Fidelity fund, shares will be voted in the same proportion as all other shareholders of such underlying fund or class (“echo voting”).

B.	Certain client may invest in shares of Fidelity Central Funds. Central Fund shares, which are held exclusively by Fidelity funds or accounts managed by Pyramis or an FMR affiliate, will be voted in favor of proposals recommended by the Central Funds’ Board of Trustees.
IX. Other
A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

Spectrum Asset Management, Inc.
POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:
STANDARDS:
Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:
•	That Spectrum act solely in the interest of clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others — Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.
PROCESSES:
A. Following ISS’ Recommendations
Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
Spectrum generally votes proxies in accordance with ISS’ recommendations. When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.
From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities. Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.
B. Disregarding ISS’ Recommendations
Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.
Spectrum will classify proxy vote issues into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”
As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.
Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.
Monitoring for Conflicts of Interest. All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest. CCO’s review will focus on the following three categories:
•	Business Relationships — The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•	Personal Relationships — The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•	Familial Relationships — The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).
In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•	Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

•	Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).
The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” — On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.	Financial Materiality — The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question. For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.	Non-Financial Materiality — A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.
If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.
Resolving a Material Conflict of Interest — When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.
Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.
PROXY VOTING GUIDELINES
CATEGORY I: Routine Administrative Items
Philosophy: Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:
1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors
CATEGORY II: Special Interest Issues
Philosophy: While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.
CATEGORY III: Issues Having the Potential for Significant Economic Impact
Philosophy: Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares. We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.
1.	Classification of Board of Directors. Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.	Cumulative Voting of Directors. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned — the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

3.	Prevention of Greenmail. These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

4.	Supermajority Provisions. These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

1.	Defensive Strategies. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

6.	Business Combinations or Restructuring. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

7.	Executive and Director Compensation. These proposals will be analyzed on a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.
Policy Established May, 2003
Revised January, 2006

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES
T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote — such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.
Proxy Administration
The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.
Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.
T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines — many of which are consistent with ISS positions — T. Rowe Price occasionally may deviate from ISS recommendations on general policy issues or specific proxy proposals.
Fiduciary Considerations
T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.
T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:
Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
Executive Compensation
Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices. For companies with particularly egregious pay practices we may withhold votes from compensation committee members, the CEO, or even the entire board.
Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
Anti-takeover, Capital Structure and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

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Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless they have substantial economic implications for the company’s business and operations that have not been adequately addressed by management.
Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

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T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
     Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation

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where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Investment Services Group. The Investment Services Group (“Investment Services Group”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Investment Services Group will assign a Proxy Administrator (“Proxy Administrator”) who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with ISS positions, T. Rowe Price occasionally deviates from ISS recommendations on general policy issues or specific proxy proposals.
Meeting Notification
     T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

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Vote Determination
     ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
     Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:
     Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and

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the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members as well the CEO or even the entire board.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
     Social and Corporate Responsibility Issues — Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company’s management on the following social, environmental and corporate responsibility issues unless the issue has substantial economic implications for the company’s business and operations which have not been adequately addressed by management:
•	Corporate environmental practices;

•	Employment practices and employment opportunity;

•	Military, nuclear power and related energy issues;

•	Tobacco, alcohol, infant formula and safety in advertising practices;

•	Economic conversion and diversification;

•	International labor practices and operating policies;

•	Genetically-modified foods; and

•	Animal rights.
T. Rowe Price may support the following well-targeted shareholder proposals that call for enhanced disclosure and/or policy changes by companies where relevant to their business:
•	Political contributions/activities;

•	Climate change and global warning; and

•	Board diversity and sexual orientation employment policies.
     Global Portfolio Companies — ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most

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fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.
     Votes Against Company Management — Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.
     Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client’s investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the potential loss of liquidity in the blocked shares.
     Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back

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the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS’s Governance Analytics system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.
     On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

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     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
REPORTING AND RECORD RETENTION
     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
TURNER INVESTMENT ADVISORS, LLC
Proxy Voting Policy and Procedures
Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.
Duties with Respect to Proxies:
Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.
Delegation:
In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.
Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.
Review and Oversight:
Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.
Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:
Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.
Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.
Obtaining Proxy Voting Information:
To obtain information on how Turner voted proxies, please contact:
Andrew Mark, Director of Operations
    and Technology Administration
C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312
Recordkeeping:
Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.
Adopted: This 1st day of July, 2003

UBS GLOBAL ASSET MANAGEMENT
GLOBAL CORPORATE GOVERNANCE
PHILOSOPHY
AND PROXY VOTING GUIDELINES AND POLICY

Policy Summary
     Underlying our voting and corporate governance policies we have three fundamental objectives:
     1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.
     2. In order to do this effectively, we aim to utilize the full weight of our clients’ shareholdings in making our views felt.
     3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.
     To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.
     This policy helps to maximize the economic value of our clients’ investments by establishing proxy voting standards that conform with UBS Global Asset Management’s philosophy of good corporate governance.

Risks Addressed by this Policy
     The policy is designed to address the following risks:
•	Failure to provided required disclosures for investment advisers and registered investment companies

•	Failure to vote proxies in best interest of clients and funds

•	Failure to identify and address conflicts of interest

•	Failure to provide adequate oversight of third party service providers

Global Voting and Corporate Governance Policy

A.	General Corporate Governance Benchmarks	2
B.	Proxy Voting Guidelines œ Macro Rationales	4
C.	Proxy Voting Disclosure Guidelines	8
D.	Proxy Voting Conflict Guidelines	9
E.	Special Disclosure Guidelines for Registered Investment Companies	9
F.	Documentation	11
G.	Compliance Dates	11
H.	Other Policies	12
I.	Disclosures	12
GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY
Philosophy
     Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the — company“ or — companies“) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.
A.	General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, — UBS Global AM“) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.
Principle 1: Independence of Board from Company
Management Guidelines:
     •   Board exercises judgment independently of management.
     •   Separate Chairman and Chief Executive.
     •   Board has access to senior management members.
     •   Board is comprised of a significant number of independent outsiders.
     •   Outside directors meet independently.
     •   CEO performance standards are in place.
     •   CEO performance is reviewed annually by the full board.
     •   CEO succession plan is in place.
     •   Board involvement in ratifying major strategic initiatives.
     •   Compensation, audit and nominating committees are led by a majority of outside directors.
Principle 2: Quality of Board
Membership Guidelines:
     •   Board determines necessary board member skills, knowledge and experience.
     •   Board conducts the screening and selection process for new directors.
     •   Shareholders should have the ability to nominate directors.
     •   Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
     •   Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

     •   Board meets regularly (at least four times annually).
Principle 3: Appropriate Management of Change in
Control Guidelines:
     •   Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
     •   Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
     •   Employment contracts should not entrench management.
     •   Management should not receive substantial rewards when employment contracts are terminated for performance reasons.
Principle 4: Remuneration Policies are Aligned with Shareholder
Interests Guidelines:
     •   Executive remuneration should be commensurate with responsibilities and performance.
     •   Incentive schemes should align management with shareholder objectives.
     •   Employment policies should encourage significant shareholding by management and board members.
     •   Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.
     •   Long-term incentives should be linked to transparent long-term performance criteria.
     •   Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.
Principle 5: Auditors are
Independent Guidelines:
     •   Auditors are approved by shareholders at the annual meeting.
     •   Audit, consulting and other fees to the auditor are explicitly disclosed.
     •   The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
     •   Periodic (every 5 years) tender of the audit firm or audit partner.
B.	Proxy Voting Guidelines — Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.
1. General Guidelines
     a. When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
     b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.
     c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.
     d. In general, we oppose proposals, which in our view, act to entrench management.
     e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
     f. We will vote in favor of shareholder resolutions for confidential voting.
2. Board of Directors and Auditors
     a. Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.
     b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
     c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.
     d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.
     e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
3. Compensation
     a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
     b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.
     c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
     d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.
     e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
     f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
4. Governance Provisions
     a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.
     b. We believe that — poison pill“ proposals, which dilute an issuer’s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.
     c. Any substantial new share issuance should require prior shareholder approval.
     d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.
     e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.
     f. We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
     g. We will support proposals that enable shareholders to directly nominate directors.
5. Capital Structure and Corporate Restructuring
     a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
     b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
6. Mergers, Tender Offers and Proxy Contests
a.	Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

7. Social, Environmental, Political and Cultural
     a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.
     b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
     c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
8. Administrative and Operations
     a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
     b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
9. Miscellaneous
     a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.
     b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
     c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

     d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.
C. Proxy Voting Disclosure Guidelines
     • UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
     • UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
     • Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
     • Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
     • Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.
     • Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
     • Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
     • In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
     • We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
     • The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.
     Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.
D.	Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
     • Under no circumstances will general business, sales or marketing issues influence our proxy votes.
     • UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (—Affiliates“) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.
E. Special Disclosure Guidelines for Registered Investment Company Clients
1.	Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
     • That these procedures, which are the procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.
     • That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
     • That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
2. Shareholder Annual and Semi-Annual Report (Open-End and Closed-End

Funds) Management is responsible for ensuring the following:
     • That each Fund’s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
     • That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and
     (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
3. Form N-CSR (Closed-End Fund Annual Reports Only) Management is responsible for ensuring the following:
     • That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC’s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
     • That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
4.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
     • That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.
     • Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.
5.	Oversight of Disclosure The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds’ compliance with relevant federal securities laws.

Responsible Parties
     The following parties will be responsible for implementing and enforcing this policy: The Chief Compliance Officer and his/her designees
Documentation
     Monitoring and testing of this policy will be documented in the following ways:
•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee
Compliance Dates
     The following compliance dates should be added to the Compliance Calendar:
•	File Form N-PX by August 31 for each registered investment company client

•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee
Other Policies
     Other policies that this policy may affect include:

•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy
     Other policies that may affect this policy include:
•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy

Vaughan Nelson Investment Management, L.P.
Description of Proxy Voting Policy and Procedures
Policy
Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists.
Approach
Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of it’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in your best interest.
Vaughan Nelson in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson’s business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in your continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm, Institutional Shareholder Services (“ISS”).
Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds — whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities — whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts — instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities — where the firm does not have a basis on which to offer advice.
In summary, Vaughan Nelson’s goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.
Vaughan Nelson’s procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a “proxy analysis” is received from ISS the individual issues are matched to the Vaughan Nelson Proxy

Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/acquisitions) are routed to the portfolio manager for vote indications. Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson’s behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.

APPENDIX C

Portfolio Manager Disclosures

Information relating to the portfolio managers for each of the Funds follows.

The order in which the Portfolio Manager Disclosures are arranged is in alphabetical order by each Sub-Advisor/Manager, then by Fund, and then by Portfolio Manager.

450 APPENDIX C	Principal Investors Fund
1-800-222-5852

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond and Mortgage Securities Fund
Name of Fund
William C. Armstrong
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$3,189,396,510.10

➢ other pooled investment vehicles:	4	$6,726,033,668.83

➢ other accounts:	25	$3,372,311,921

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,001-$100,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO-PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond & Mortgage Securities Fund
Name of Fund
L. Phillip Jacoby
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	assets
➢ registered investment companies:	10	7,509,563,204

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000 or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby

(Printed Name of person signing)

Managing Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond & Mortgage Securities Fund
Name of Fund
Bernard Sussman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,509,563,204

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how)compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Lisa D. Crossley	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Lisa D. Crossley

(Printed Name of person signing)

CCO

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Bond and Mortgage Securities Fund
Name of Fund
Timothy R. Warrick
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510

➢ other pooled investment vehicles:	4	$6,726,033,669

➢ other accounts:	28	$3,382,247,321

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.

o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO-PGI NA

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF California Municipal Fund
Name of Fund
Joseph Piraro
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$2,468,871,220

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.

In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

▪	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

▪	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
▪	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager, Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

▪	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

▪	Contribution to the business objectives of the Investment Adviser.

▪	The dollar amount of assets managed by the portfolio manager.

▪	Market compensation survey research by independent third parties.

▪	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None- The portfolio manager does not hold shares of the Fund.

/s/ Joseph Piraro
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph Piraro

(Printed Name of person signing)

Executive Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Disciplined Large Cap Blend Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 -$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Disciplined Large Cap Blend Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,867,479,187.91

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Disciplined Large Cap Blend Fund
Name of Fund
Jeffrey A. Schwarte
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$4,052,691,487

➢ other pooled investment vehicles:	2	$573,613,296

➢ other accounts:	8	$713,198,759

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Paul Blankenhagen
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,728,602,133

➢ other pooled investment vehicles:	2	$3,908,311,263

➢ other accounts:	4	$358,207,441

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Juliet Cohn
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,728,602,133

➢ other pooled investment vehicles:	2	$3,908,311,263

➢ other accounts:	4	$358,207,441

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 –$10,000; $10,001 — $50,000; $50,001 –$ 100,000; $100,001 – $500,000; $500,001 – $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO – North America

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Diversified International Fund
Name of Fund
Chris Ibach
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$ 2,728,602,133

➢ other pooled investment vehicles:	2	$ 3,908,311,263

➢ other accounts:	3	$ 489,862,963

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
        None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned, (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
$100,000-$500,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Equity Income Fund I
Name of Fund
David Simpson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Equity Income Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Equity Income Fund I
Name of Fund
Joseph T. Suty
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$5,227,750,129.56

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation, Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Managers satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Equity Income Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Joseph T. Suty	1-9-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph T. Suty

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Simon Hedger
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	$ 138,651,958

➢ other accounts:	1	$ 53,464,328

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Chris Lepherd
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	$138,651,958

➢ other accounts:	1	$53,464,328

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Global REIT Fund
Name of Fund
Kelly Rush
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,875,415,601

➢ other pooled investment vehicles:	12	$134,764,608

➢ other accounts:	16	$380,841,725

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Government and High Quality Bond Fund
Name of Fund
Bryan C. Davis
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Government and High Quality Bond Fund
Name of Fund
Brad Fredericks
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$ 684,957,848

➢ other pooled investment vehicles:	1	$ 919,234,397

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
        None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o             Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o             Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o             Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15%_discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
William C. Armstrong
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510.10

➢ other pooled investment vehicles:	4	$6,726,033,668.83

➢ other accounts:	25	$ 3,372,311,921

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both. depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 -$ 100,000; $100,001 -$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
L. Phillip Jacoby
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,558,407,644

➢ other pooled investment vehicles:	12	1,907,638,206

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
Bernard Sussman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	7,558,407,644

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Lisa D. Crossley	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Lisa D. Crossley
(Printed Name of person signing)

CCO (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Quality Intermediate Term Bond Fund
Name of Fund
Timothy R. Warrick
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day- to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,189,396,510

➢ other pooled investment vehicles:	4	$6,726,033,669

➢ other accounts:	28	$3,382,247,321

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
       None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o            Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Bond Fund
Name of Fund
Ann Benjamin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Lehman Brothers Asset Management LLC (“LBAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets*
➢ registered investment companies:	4	$ 757.0 million

➢ other pooled investment vehicles:	5	$ 244.6 million

➢ other accounts:	25	$3,960.5 million

*	For certain accounts, the assets reported represent only the portion of the account for which the Portfolio Manager has investment authority. Total assets in such accounts may be greater.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

LBAM’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, LBAM and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. LBAM has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. LBAM will frequently aggregate trades (both buys and sells) for a client with other LBAM clients when it is determined that such aggregation should result in a more favorable trade execution for such client. LBAM has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. LBAM’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by LBAM may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, LBAM, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio

Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Keith J. Beaudoin	January 10, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Keith J. Beaudoin
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
James E Gibson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	1	180.70

➢ other pooled investment vehicles:	0	0.00

➢ other accounts:	0	0.00

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JP Morgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients overtime. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio managers performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
William J. Morgan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	4	2,578.32

➢ other pooled investment vehicles:	8	950.15

➢ other accounts:	8	475.55

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Bond Fund
Name of Fund
Tom O’Reilly
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Lehman Brothers Asset Management LLC (“LBAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets*
➢ registered investment companies:	4	$ 757.0 million
➢ other pooled investment vehicles:	5	$ 244.6 million
➢ Other accounts	25	$3,960.5 million

*	For certain accounts, the assets reported represent only the portion of the account for which the Portfolio Manager has investment authority. Total assets in such accounts may be greater.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0
➢ other pooled investment vehicles:	0	0
➢ other accounts:	0	0
▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
LBAM’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, LBAM and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.
Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. LBAM has policies and procedures in place that seek to manage and monitor this conflict.
Potential conflicts of interest may also arise when aggregating and/or allocating trades. LBAM will frequently aggregate trades (both buys and sells) for a client with other LBAM clients when it is determined that such aggregation should result in a more favorable trade execution for such client. LBAM has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. LBAM’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.
The fees charged to advisory clients by LBAM may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, LBAM, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio

Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to relevant benchmarks and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.
The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Keith J. Beaudoin	January 10, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Keith J. Beaudoin

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund High Yield Fund
Name of Fund
James P. Shanahan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	2	1,610.49

➢ other pooled investment vehicles:	8	979.04

➢ other accounts:	7	285,60

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
High Yield Fund II
Name of Fund
Gary J. Pokrzywinski
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$3,486,750,885.20

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper High Current Yield peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager beneficially own shares of the Fund in the range $100,001-$500,000.

/s/ Gary J. Pokrzywinski	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Gary J. Pokrzywinski

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Income Fund
Name of Fund
John R. Friedl
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,379,166,928.51

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Corporate Debt Funds BBB rated peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ John R. Friedl	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

John R. Friedl

(Printed Name of person signing)

Portfolio Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Inflation Protection Fund
Name of Fund
Bryan C. Davis
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of December 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	2/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PGI - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Inflation Protection Fund
Name of Fund
Marty Schafer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$923,567,752

➢ other pooled investment vehicles:	2	$278,724,958

➢ other accounts:	4	$139,905,487

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o            Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Markets Fund
Name of Fund
Michael Ade
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	1	$42,902,497,16

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Markets Fund
Name of Fund
Mihail Dobrinov
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	3	$167,945,913

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Emerging Market Fund
Name of Fund
Michael Reynal
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,064,201,943

➢ other pooled investment vehicles:	2	$2,169,358,553

➢ other accounts:	11	$1,290,853,239

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,000-$1000,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Growth Fund
Name of Fund
Steve Larson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,477,281,778

➢ other pooled investment vehicles:	3	$1,221,286,164

➢ other accounts:	7	$1,354,178,533

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
International Growth Fund
Name of Fund
John Pihlblad
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$2,468,800,852

➢ other pooled investment vehicles:	4	$1,225,847,363

➢ other accounts:	7	$1,181,933,307

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Growth Fund
Name of Fund
Anthony Rizza
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$6,965.6 M

➢ other pooled investment vehicles:	4	$1,766.1 M

➢ other accounts:	87	$3,545.6 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	4	$734.1 M

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Stock Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Value Fund
Name of Fund
Arild Holm
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,167,654,865

➢ other pooled investment vehicles:	1	$467,996,011

➢ other accounts:	0	$0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$100,000-$500,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Large Cap Value Fund
Name of Fund
John Pihlblad
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$2,468,800,852

➢ other pooled investment vehicles:	4	$1,225,847,363

➢ other accounts:	7	$1,181,933,307

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Blend Fund
Name of Fund
K. William Nolin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$1,433,140,177

➢ other pooled investment vehicles:	3	$1,586,557,361

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$50,001-$100,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Growth Fund
Name of Fund
Clifford Fox
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$ 506.1 M

➢ other pooled investment vehicles:	5	$ 293.6 M

➢ other accounts:	97	$1,815.1 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

Range: $100,001 — $500,000

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Growth Fund
Name of Fund
Michael Iacono
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$390.7 M

➢ other pooled investment vehicles:	2	$202.4 M

➢ other accounts:	87	$1,274.9 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap S&P 400 Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Variable Contracts Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
MidCap Stock Fund
Name of Fund
Daniel R. Coleman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of December 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$758,498,872.41

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Edge Asset Management, inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others, in such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to me management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Managers investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Mid-cap core Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

2/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Daniel R. Coleman
(Printed Name of person signing)

Portfolio Manager

(Title or person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FUND — MidCap Value Fund
Name of Fund
JAMES P. BARROW
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	13	$40,785.3 mil.

➢ other pooled investment vehicles:	1	$8.5 mil.

➢ other accounts:	30	$3,504.1 mil.

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$37,441.6 mil.

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Patricia B. Andrews	12/18/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Patricia B. Andrews
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FUND — MidCap Value Fund
Name of Fund
MARK GIAMBRONE
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	8	$4,139.8 mil.

➢ other pooled investment vehicles:	1	$8.5 mil.

➢ other accounts:	21	$1,694.4 mil.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	1	$3,791.3 mil.

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Patricia B. Andrews	12/18/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Patricia B. Andrews

(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value Fund
Name of Fund
Steve Musser
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	1	$83,905,666

➢ other pooled investment vehicles:	1	$548,515,962

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value Fund
Name of Fund
Jeffrey A. Schwarte
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	3	$4,052,691,487

➢ other pooled investment vehicles:	2	$573,613,296

➢ other accounts:	8	$713,198,759

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Money Market Fund
Name of Fund
Tracy Reeg
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$2,786,091,147

➢ other pooled investment vehicles:	2	$3,462,178,860

➢ other accounts:	1	$37,342,842

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but arc based on nationally competitive market data and arc consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 70% weighted to investment performance, 10% weighted to Principal Global Investors annual performance score, and 20% weighted to Principal Financial Group annual performance score.

o Investment performance is based on gross performance versus a peer group

o            Performance versus peers is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive achieved if the portfolio performance is 50th.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$1,000-$10,000

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Money Market Fund
Name of Fund
Alice Robertson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	2	$2,786,091,147

➢ other pooled investment vehicles:	1	$3,462,178,860

➢ other accounts:	1	$37,342,842

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but arc based on nationally competitive market data and arc consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 70% weighted to investment performance, 10% weighted to Principal Global Investors annual performance score, and 20% weighted to Principal Financial Group annual performance score.

o Investment performance is based on gross performance versus a peer group

o            Performance versus peers is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).

o Versus the peer group, 100% of target incentive achieved if the portfolio performance is 50th.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

CCO - PGI NA

(Title of person signing)

Principal Investors Fund, inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mortgage Securities Fund
Name of Fund
Craig V. Sosey
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,139,106,082.95

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper U.S. Mortgage Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Craig V. Sosey (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Craig V. Sosey (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Partners Global Equity Fund
Name of Fund
Matthew Beesley
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	0	0.00

➢ other pooled investment vehicles:	2	652.86

➢ other accounts:	10	2,288.54

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Partners Global Equity Fund
Name of Fund
Edward Walker
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	0	0.00

➢ other pooled investment vehicles:	9	6,400.91

➢ other accounts:	15	5,462.10

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Partners Global Equity Fund
Name of Fund
Howard Williams
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	4	5,772.24

➢ other pooled investment vehicles:	13	2,669.55

➢ other accounts:	25	12,539.12

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	N/A	N/A

➢ other accounts:	N/A	N/A

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order. orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
N/A

/s/ Donna Nascimento (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/11/08 (Date)
Donna Nascimento
(Printed Name of person signing)
Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners International
Name of Fund
Cesar Hernandez
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Pyramis Global Advisors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets (in millions) in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$1,993

➢ other pooled investment vehicles:	3	$4,974

➢ other accounts:	45	$22,742

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	none	none

➢ other pooled investment vehicles:	none	none

➢ other accounts:	none	none

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
     Cesar Hernandez is the portfolio manager of Partners International Fund and receives compensation for his services. As of October 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.
     Mr. Hernandez’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other Pyramis international equity funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of the portfolio manager’s bonus that is linked to the investment performance of Partners International Fund is based on the fund’s pre-tax investment performance measured against the MSCI EAFE Index (net Luxembourg tax rate adjusted) and the fund’s pre-tax investment performance within the Mercer International Universe. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a){2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The dollar range of shares of Partners International Fund beneficially owned by Mr. Hernandez as of October 31, 2007 was $0.00

/s/ Jacquelyn E. Regan	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Jacquelyn E. Regan

(Printed Name of person signing)

Senior Legal Product Manager

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners LargeCap Blend Fund
Name of Fund
Anna M. Dopkin
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
T. Rowe Price Associates, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manger, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,058,123,619 (excludes PIF Partners LargeCap Blend Fund)

➢ other pooled investment vehicles:	2	$833 ,777, 328

➢ other accounts:	39	$16,106,122,418

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other This description would include, for example material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decision for each portfolio based on the investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price’s Form ADV for more information on our brokerage and trade allocation policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., If the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
     This compensation structure is used for all portfolios managed by the portfolio manager.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges, none, $1 — $10,000; $10,001 - $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000, or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None.

/s/ Darrell N Braman	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Darrell N Braman

(Printed Name of person signing)

Vice President

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Large Cap Blend (the “Fund”)
Name of Fund
Robert C. Jones, Mark Carhart, Andrew Alford
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Goldman Sachs Asset Management, L.P. (“GSAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	68	29,231 mm

➢ other pooled investment vehicles:	46	22,389 mm

➢ other accounts:	727	82,545 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	7	2,000 mm

➢ other accounts:	39	12,939 mm

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
GSAM provides compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.
Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.
The portfolio management team’s performance measures are aligned with GSAM’s goals to: (1) exceed benchmark over one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.
Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.
In addition, detailed portfolio attribution is critical to the measurement process.
In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None. Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub -Advised Funds for which they have primary responsibility.

/s/ Scott Kilgallen	2/12/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Scott Kilgallen

(Printed Name of person signing)

Managing Director

(Title of person signing)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners LargeCap Growth Fund I
Name of Fund
Robert W. Sharps
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
T. Rowe Price Associates, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$4,156,291,591 (excludes PIF Partners LargeCap Growth Fund I)

➢ other pooled investment vehicles:	4	$1,247,383,265

➢ other accounts:	41	$9,438,110,888

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price’s Form ADV for more information on our brokerage and trade allocation policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example whether compensation is fixed whether (and , if so, how) compensation is based on Fund pre or after-tax performance over a certain time period, and whether) (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
      This compensation structure is used for all portfolios managed by the portfolio manager.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 - $500,000, $500,001 — $1,000,000: or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None.

/s/ Darrell N Braman	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Darrell N Braman

(Printed Name of person signing)

Vice President

(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Growth Fund II
Name of Fund/Account
Prescott LeGard
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$4,800,486,777

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	6	$991,795,694

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	1	$27,376,189

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Mr. LeGard did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine	January 11, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Ryan L. Blaine

(Printed Name of person signing)

Corporate Counsel, American Century Investments

(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Growth Fund II
Name of Fund/Account
Gregory Woodhams
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$4,814,049,120

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	7	$992,958,467

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	1	$27,376,189

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Growth Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Growth Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Mr. Woodhams did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine	January 11, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Ryan L. Blaine

(Printed Name of person signing)

Corporate Counsel, American Century Investments

(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Partners Large Cap Value Fund
Name of Fund
Marilyn Fedak, John Mahedy, Christopher Marx and John Phillips
Name of Portfolio Manager
AllianceBernstein L.P.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number OF	Total
	Accounts	Assets
➢ registered investment companies:	396	207,133

➢ other pooled investment vehicles:	941	78,520

➢ other accounts:	174,171	461,059

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	40,660

➢ other pooled investment vehicles:	2	1,640

➢ other accounts:	148	46,115

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Jennifer Bergenfeld,	1/11/08

Jennifer Bergenfeld,	(Date)

Vice President and Counsel

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Tom Cole
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	14	$2,045 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1 -year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Tom Digenan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	17	$2,043 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.
4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1 -year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
Scott Hazen
Name of Porfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decisionmaking authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191 million

➢ other pooled investment vehicles:	71	$22,028 million

➢ other accounts:	9	$2,042 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250 million

➢ other accounts:	1	$272.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund I
Name of Fund
John Leonard
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1. For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	16	$5,191	million

➢ other pooled investment vehicles:	71	$22,028	million

➢ other accounts:	12	$2,049	million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	4	$2,250	million

➢ other accounts:	1	$272	million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     $0

/s/ Rachel M. Wood/Mary T. Capasso	1/30/08
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Rachel M. Wood/Mary T. Capasso
(Printed Name of person signing)

Director/Executive Director
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund II
Name of Fund/Account
Brendan Healy
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century Investments
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the most recent practicable date).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$ 4,900,729,177

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	3	$ 183,430,715

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Value Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Value Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The portfolio manager did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine
(Signature of person authorized to sign on behalf of the Sub-Advisor)	January 11, 2008
(Date)
Ryan L. Blaine
(Printed Name of person signing)

Corporate Counsel, American Century Investments
(Title of person signing)

(INTERNAL USE: REVIEWS’S SIGNATURE)

Fiscal Year-End Portfolio Manager Questionnaire
Partners LargeCap Value Fund II
Name of Fund/Account
Charles Ritter
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
American Century Investments
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the most recent practicable date).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	$ 4,900,729,177

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	3	$ 183,430,715

For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	N/A

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended October 31, 2007, the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners LargeCap Value Fund II. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners LargeCap Value Fund II is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to Invest them.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $ 100,000; $100,001 — $500,000; $500,001 -$1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The portfolio manager did not own any shares of the fund as of October 31, 2007, the fund’s most recent fiscal year end.

/s/ Ryan L. Blaine
(Signature of person authorized to sign on behalf of the Sub-Advisor)	January 11, 2008
(Date)
Ryan L. Blaine
(Printed Name of person signing)

Corporate Counsel, American Century Investments
(Title of person signing)

(INTERNAL USE: REVIEWER’S SIGNATURE)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Partners MidCap Growth Fund
Name of Fund
Turner Mid Cap Growth Team
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Turner Investment Partners, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
Christopher McHugh (lead manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	13	$4.2 billion

➢ other pooled investment vehicles:	28	$646 million

➢ other accounts:	23	$2.8 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1.3 billion

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	3	$191 million

Jason Schrotberger (co-manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$3.5 billion

➢ other pooled investment vehicles:	27	$563 million

➢ other accounts:	53	$3.5 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$99 million

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	5	$301 million

Tara Hedlund (co-manager)

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$2.9 billion

➢ other pooled investment vehicles:	21	$512 million

➢ other accounts:	16	$992 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$99 million

➢ other pooled investment vehicles:	2	$4 million

➢ other accounts:	2	$156 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager, For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.
The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 - $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
Christopher McHugh (lead manager)- NONE
Jason Schrotberger (co-manager)- NONE
Tara Hedlund (co-manager)- NONE

/s/ Chris Holmes	January 7, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Holmes
(Printed Name of person signing)

Associate, Mutual Funds Administration and Compliance
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds — Partners MidCap Growth Fund
Name of Fund
Adam T. Logan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,204.3MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	10	358.2MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Adam T. Logan	January 8, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Adam T. Logan, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund — Mid Cap Growth Fund I
Name of Fund
John R. O’Toole, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$808.0 MM

➢ other pooled investment vehicles:	3	$103.1 MM

➢ other accounts:	20	$499.5 MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$49.6 MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ John R. O’Toole	January 8, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

John R. O’Toole, CFA
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS PARTNERS MIDCAP GROWTH II FUND
Name of Fund
MACKAY SHIELDS’ EQUITY GROWTH TEAM, LED BY EDMUND SPELMAN AND ROBERT CENTRELLA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
MACKAY SHIELDS LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
As previously reported, MacKay Shields utilizes a team approach in all aspects of investment management decision making process and the development of investment policy. No single portfolio manager is solely responsible for any individual account.

▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$3.66 billion

➢ other pooled investment vehicles:	—	—

➢ other accounts:	17	$1.33 billion

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts:	1	$7 million

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

All MacKay Shields portfolio management groups also provide portfolio services for other MacKay Shields accounts, which may include mutual funds, institutional managed accounts and private commingled funds.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Certain portfolio managers who are responsible for managing some of the “eligible clients” who have performance-based fees share a performance fee based on the performance of the account. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures, and the Code are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy, MacKay Shields has the following procedures, among others: (1) Trade Allocation Procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Procedures provide that: (1) no client will be favored over any other client; (2) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (3) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process.

Our Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage commission.

Our Valuation Procedures, which provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The structure of MacKay Shields portfolio management teams enables each portfolio manager to be fairly compensated based on the overall performance of the Fund as well as his or her individual contribution. Portfolio managers are evaluated based on the performance of their security selections relative to the benchmark, to the sector as well as their overall contribution to the Fund. MacKay Shields believes this structure properly motivates each member of the portfolio management team to outperform for our clients, while utilizing the team approach. Portfolio managers and analysts are not compensated for the solicitation or acquisition of new clients or the retention of existing clients.

The firm sets base salaries at competitive levels, which are verified by industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon the individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in this firm-wide bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. We do not utilize defined ranges or established grading schedules in determining compensation.

In addition to sharing in the firm’s overall success through our year-end discretionary bonus, the firm offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Robert J. Centrella	12/31/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Robert J. Centrella
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. — Partners MidCap Growth Fund II
Name of Fund
Bruce I. Jacobs
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of November 30, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	104*	20,113,529,558

*	As of 11/30/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	20	3,884,821,198

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. — Partners MidCap Growth Fund II
Name of Fund
Kenneth N. Levy
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of November 30, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	104*	20,113,529,558

*	As of 11/30/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	20	3,884,821,198

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS PARTNERS MIDCAP GROWTH II FUND
Name of Fund
MACKAY SHIELDS’ EQUITY GROWTH TEAM, LED BY EDMUND SPELMAN AND ROBERT CENTRELLA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
MACKAY SHIELDS LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
As previously reported, MacKay Shields utilizes a team approach in all aspects of investment management decision making process and the development of investment policy. No single portfolio manager is solely responsible for any individual account.

▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	9	$3.66 billion

➢ other pooled investment vehicles:	—	—

➢ other accounts:	17	$1.33 billion

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts:	1	$7 million

Note: The information reported above pertains to all growth equity portfolios managed by the team.

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

All MacKay Shields portfolio management groups also provide portfolio services for other MacKav Shields accounts, which may include mutual funds, institutional managed accounts and private commingled funds.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Certain portfolio managers who are responsible for managing some of the “eligible clients” who have performance-based fees share a performance fee based on the performance of the account. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner, In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures, and the Code are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy, MacKay Shields has the following procedures, among others: (1) Trade Allocation Procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Procedures provide that: (1) no client will be favored over any other client; (2) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (3) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process.

Our Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage commission.

Our Valuation Procedures, which provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The structure of MacKay Shields portfolio management teams enables each portfolio manager to be fairly compensated based on the overall performance of the Fund as well as his or her individual contribution. Portfolio managers are evaluated based on the performance of their security selections relative to the benchmark, to the sector as well as their overall contribution to the Fund. MacKay Shields believes this structure properly motivates each member of the portfolio management team to outperform for our clients, while utilizing the team approach. Portfolio managers and analysts are not compensated for the solicitation or acquisition of new clients or the retention of existing clients.

The firm sets base salaries at competitive levels, which are verified by industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon the individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in this firm-wide bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. We do not utilize defined ranges or established grading schedules in determining compensation.

In addition to sharing in the firm’s overall success through our year-end discretionary bonus, the firm offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Edmund Spelman	12/31/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Edmund Spelman
(Printed Name of person signing)

Sr. Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. - Partners MidCap Value Fund
Name of Fund
Bruce I. Jacobs
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	108*	22,589,125,837

*	As of 10/31/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	21	4,381,477,190

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Fund, Inc. - Partners MidCap Value Fund
Name of Fund
Kenneth N. Levy
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Jacobs Levy Equity Management Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	108*	22,589,125,837

*	As of 10/31/07, Jacobs Levy managed only separate accounts. We did not manage our own registered investment companies or other pooled investment vehicles, and sub-advised funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:	21	4,381,477,190

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Trade allocation among accounts is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue. Our trade allocation procedures are also reviewed and tested annually by Ernst & Young, our independent accountants, as part of their SAS 70 examination of our operating procedures and internal controls.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

The Portfolio Manager held no securities in the Fund.

/s/ Heath N. Weisberg	12/28/07

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Heath N. Weisberg
(Printed Name of person signing)

General Counsel/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Mid Cap Value
Name of Fund
S. Basu Mullick
Name of Portfolio Manger
(Please use one form per Portfolio Manager per Fund/Account)
Neuberger Berman, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
Please note, we employ a team approach across the management of all fixed income portfolios. There is a lead portfolio manager who is responsible for each portfolio. The lead portfolio manager ensures that portfolio construction is consistent with each client’s objectives, investment guidelines, and risk profile.
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
     ($ in millions)

	Number of	Total
	Accounts	Assets
➢ registered investment companies[1]:	2	$520

➢ other pooled investment vehicles:	—	—

➢ other accounts[2] :	8	$2,879

[1]	Figure represents Mutual Fund portfolios

[2]	Figure represents sub-advised accounts and an Institutional Separate Account

*	As of September 30, 2007
▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	—	—

➢ other pooled investment vehicles:	—	—

➢ other accounts[1]:	6	2,863

[1]	Figure represents sub-advised accounts

*	As of September 30, 2007

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Lehman Brothers is a full service securities firm engaged in a wide range of businesses and from time to time, in the ordinary course of its business, Lehman Brothers or its affiliates may hold long or short positions and trade or otherwise effect transactions for its own account or the account of its customers in debt or equity securities or loans of its clients or other companies which may be involved in transactions with Lehman Brothers. Additionally, at any time Lehman Brothers/and or its affiliates may be engaged in ordinary brokerage, asset management, investment banking, capital markets, research and arbitrage activities that may involve one or more of these clients and other companies and their respective securities or loans. When engaging in such activities, Lehman Brothers and its affiliates comply with their established policies and procedures regarding the use of material non-public information, including the maintenance of information barriers that restrict access to such information within Lehman Brothers and its affiliates except on a need-to-know basis.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation

Employee compensation typically falls into two primary structures: salary and discretionary bonus or production based compensation.

Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (LBHI restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, the ability to attract and retain clients, assets under management, the current market conditions, and overall contribution to the firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development, and their corporate citizenship.

The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, the greater the amount of variable compensation as a percentage of total compensation is available to them. Compensation programs are reviewed periodically to ensure competitiveness both internally and with the external market.

Research Analysts receive a base salary and discretionary bonus in the form of cash and conditional equity awards (restricted stock units and/or stock options), based upon the performance of their recommendations, impact on portfolios and additional contributions to the department and Firm.

Generally speaking, for senior investment professionals (Senior Vice Presidents and Managing Directors), the following are guidelines of the different compensation components as a percentage of total compensation:

Salary:	20% — 30%
Cash Bonus:	30% — 40%
Equity incentive compensation:	30% — 40%
Incentives

The total compensation approach is designed to reflect performance and compensation initiatives that seek to attract, motivate and retain talented professionals. We believe our compensation structure is highly competitive with other firms in our industry. Generally, we do not lose our valued staff members to competing firms for compensation reasons. Attractive financial compensation is one aspect of our approach to retaining and motivating our staff. At the highest level, compensation reflects the profitability of each of the Firm’s product areas. While compensation is important to attracting and retaining a top-quality team, the investment professionals are also motivated through their direct involvement in our investment processes. Each professional is a member of a highly regarded company that offers a challenging and rewarding work environment. The Firm has a flat organizational structure that provides latitude for individual initiatives and contributions that directly impact portfolio returns.

Equity Ownership

All full-time employees participate in equity ownership through the Lehman Brothers Equity Award Program. Deferred compensation is on a five year vesting schedule and is a useful tool with respect to retention of key employees. The portion of compensation paid in equity increases as employees attain more senior positions and as total compensation rises. As shareholders, employees are encouraged to act like owners and drive shareholder value everyday. Lehman Brothers believes that employee ownership is a key element to the success of the Firm and its reputation as an organization that provides world class services to clients.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

Portfolio Managers may invest a portion of their assets in the fund that they manage. As a policy, we do not make percentages of an individual’s investments available for disclosure as personal investments are dictated by different circumstances.

/s/ Peter Slaktery	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Peter Slaktery (Printed Name of person signing)

Senior Vice President (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund — Partners MidCap Value Fund I
Name of Fund
Andrew Braun, Sean Gallagher, Eileen Rominger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Goldman Sachs Asset Management, L.P. (“GSAM”)
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	28	15 bln

➢ other pooled investment vehicles:	3	317 mln

➢ other accounts:	259	14 bln

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	3	317 mln

➢ other accounts:	1	81 mln

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
The Investment Adviser’s Value Team (“Value Team”) compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:
•	Individual performance (relative, absolute)

•	Team performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)
In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
6.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000 if the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

/s/ Scott Kilgallen	2/12/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Scott Kilgallen (Printed Name of person signing)

Managing Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Dave Borger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ David Borger

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

David Borger (Printed Name of person signing)

Den Research (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Christine Kugler
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Christine Kugler	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christine Kugler (Printed Name of person signing)

Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Stuart Matsuda
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Stuart K. Matsuda	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Stuart K. Matsuda (Printed Name of person signing)

Principal (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Hal Reynolds
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Hal W. Reynolds	[ILLEGIBLE]

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Hal W. Reynolds (Printed Name of person signing)

Chief Investment Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Mid Cap Value Fund I
Name of Fund
Thomas D. Stevens
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$ 0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Thomas D. Stevens	[ILLEGIBLE]

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Thomas D. Stevens (Printed Name of person signing)

Chairman (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Blend
Name of Fund
Ronald P. Gala, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,552.4MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	19	$1,771.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$473.7MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Ronald P. Gala	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Ronald P. Gala, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Blend
Name of Fund
Peter D. Goslin, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$1,726.8MM

➢ other pooled investment vehicles:	1	$195.0MM

➢ other accounts:	8	$167.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Peter D. Goslin	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Peter D. Goslin, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund
Name of Fund
Bruce Aranow, Kumar Kirpalani, Samantha Lau and Wen-Tse Tseng
Name of Portfolio Manager
AllianceBernstein L.P.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
4.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	396	217,279

➢ other pooled investment vehicles:	941	78,520

➢ other accounts:	174,171	461,059

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	40,660

➢ other pooled investment vehicles:	2	1,640

➢ other accounts:	148	46,115

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

5.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
6.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Jennifer Bergenfeld	1/11/08

Jennifer Bergenfeld,	(Date)
Vice President and Counsel

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Joseph W. Garner
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$268 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	65	$1,606 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund II
Name of Fund
Paul Graham
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$561.8 million

➢ other pooled investment vehicles:	2	$207.7 million

➢ other accounts:	19	$530.4 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	0	$0

➢ other accounts:	1	$61.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. wood / Mary T. Capasso	1/30/08

(Signature of person authorized to sign on behalf of sub-Adviser)	(Date)

Rachel M. Wood / Mary T. Capasso

(Printed Name of person signing)

Director /Executive Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Kenneth G. Mertz II, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$412 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	70	$2,007 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PRINCIPAL INVESTORS FD — PARTNERS SMALL CAP GROWTH FUND II
Name of Fund
NANCY PRIAL
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Essex Investment Management Co, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	170,166,977

➢ other pooled investment vehicles:	10	206,590,906

➢ other accounts:	63	510,991,425

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	1	1,621,028

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Essex is not aware of any material conflicts of interest in connection with the PM’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to question 1, on the other. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest from arising.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm’s profits through a profit-sharing/pension plan. Second, Essex’s professionals receive a year-end bonus based on their personal performance and Essex’s composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.
Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios’ absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their 1,2 and 3 year performance track record.
As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success.
Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Christopher P. McConnell	1/11/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christopher P. McConnell
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. (PIF) - Partners SmallCap Growth Fund II
Name of Fund
Stacey L. Sears
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Emerald Advisers, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	3	$268 mm

➢ other pooled investment vehicles:	0	0

➢ other accounts:	65	$1,606 mm

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.

The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.

The second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide” component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations. Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the managers relative performance against the Russell 2000 Growth Index and Russell Mid Cap Growth Index for rolling Quarter, Year, and Five Year periods. Sign-off from the Compensation Committee is the final step to the stage.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000, $50,001 — $ 100,000; $100,001 - $500.000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None. Our portfolio managers are prohibited from purchasing shares of this fund.

/s/ Joseph W. Garner	1/2/07
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Joseph W, Garner
(Printed Name of person signing)

Director of Research/Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth Fund II
Name of Fund
David Wabnik
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
UBS Global Asset Management (Americas) Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$561.8 million

➢ other pooled investment vehicles:	2	$207.7 million

➢ other accounts:	28	$491.0 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	$0

➢ other accounts:	1	$61.3 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$0

/s/ Rachel M. wood / Mary T. Capasso	1/30/08

(Signature of person authorized to sign on behalf of sub-Adviser)	(Date)

Rachel M. Wood / Mary T. Capasso

(Printed Name of person signing)

Director / Executive Director

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Growth III Fund
Name of Fund
Clifford Fox
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Columbus Circle Investors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$ 506.1 M

➢ other pooled investment vehicles:	5	$ 293.6 M

➢ other accounts:	97	$1,815.1 M

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Columbus Circle Investors offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool equivalent to 30% of the firm’s net income, which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On an annual basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual.

CCI’s Portfolio Manager(s) for the fund is (are) also partner(s) of Columbus Circle Investors. Compensation consists of a competitive base salary, a quarterly bonus tied to the revenues generated by investment products for which they are responsible and firm profitability, and the manager’s partnership share of overall firm profits. The manager, along with all employees receives a company match on amounts contributed to the company 401(k) plan.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Frank A. Cuttita	1/9/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Frank A. Cuttita
(Printed Name of person signing)

Managing Director, Chief Administrative Officer/Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Small Cap Growth Fund Series III
Name of Fund
Gretchen M. Novak
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch (Printed Name of person signing)

Chief Compliance Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Small Cap Growth Fund Series III
Name of Fund
Joel Rubenstein
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Inc. Small Cap Growth Fund Series III
Name of Fund
Ronald A. Sauer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mazama Capital Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	1.575 Billion

➢ other pooled investment vehicles:	1	5.421 Million

➢ other accounts:	76	6.205 Billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	2	234 Million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama’s revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a member of the Investment Team identifies a limited investment opportunity that may be suitable for more than just the Fund or another client account, the Fund(s) may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Mazama’s compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20-30% of cash compensation and a performance based incentive representing 70-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e. Russell 2500 Growth Index).

Equity based incentives have been a significant part of Mazama’s compensation plan since the firm’s inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Shannon M. Lynch	January 2, 2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Shannon M. Lynch
(Printed Name of person signing)

Chief Compliance Officer
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Dave Borger
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ David Borger

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

David Borger (Printed Name of person signing)

Director of Research (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Partners Small Cap Value Fund
Name of Fund
Coleman M. Brandt
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Ark Asset Management Co., Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	156,000,000

➢ other pooled investment vehicles:	1	10,000,000

➢ other accounts:	55	1,407,000,000

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
NONE

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ark’s management determines levels of each portfolio manager’s compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine its portfolio manager’s compensation. Each portfolio manager’s compensation is based upon several factors, including the relative performance achieved versus the portfolio group’s benchmarks, the firms profitability, the portfolio manager’s group’s profitability and the portfolio manager’s: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $ 1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
NONE

/s/ Grace A. Zona	1/8/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Grace A. Zona (Printed Name of person signing)

Compliance Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Partners Small Cap Value Fund
Name of Fund
William G. Charcalis
Name of Portfolio Manager
(Please use one form per Portfolio manager per Fund/Account)
Ark Asset Management Co., Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	156,000,000

➢ other pooled investment vehicles:	1	10,000,000

➢ other accounts:	55	1,407,000,000

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
NONE

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager, For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, Identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Ark’s management determines levels of each portfolio manager’s compensation. Compensation is comprised of annual salary and annual incentive bonus. There is no particular structure or formula used by Ark to determine Its portfolio manager’s compensation. Each portfolio manager’s compensation is based upon several factors, including the relative performance achieved versus the portfolio group’s benchmarks, the firms profitability, the portfolio manager’s group’s profitability and the portfolio manager’s: (1) contribution of investment ideas to the investment process, (2) skill as a professional, and (3) effective interface with clients and other professionals within the firm.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
NONE

/s/ Grace A. Zona	1/8/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Grace A. Zona

(Printed Name of person Signing)

Compliance Officer

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Christine Kugler
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Christine Kugler	1/5/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Christine Kugler (Printed Name of person signing)

Director (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Stuart Matsuda
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Stuart K. Matsuda	8/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Stuart K. Matsuda (Printed Name of person signing)

Principal (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Hal Reynolds
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Hal W. Reynolds	1/8/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Hal W. Reynolds (Printed Name of person signing)

Chief Investment Officer (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value
Name of Fund
Thomas D. Stevens
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Los Angeles Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	14	$1.4 billion

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	32	$3.6 billion

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	$0

➢ other pooled investment vehicles:	1	$221 million

➢ other accounts:	7	$961 million

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
All accounts are managed in a consistent fashion based on the firm’s Dynamic Alpha stock selection model. As a result, each account benefits equally from the changes that are implemented.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash, Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation consists of salary and dividends based upon firm profitability. Compensation is not tied to the performance or value of assets in a portfolio.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficialy owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for no holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Thomas D. Stevens	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Thomas D. Stevens (Printed Name of person signing)

Chairman (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Small Cap Value I Fund
Name of Fund
Christopher Blum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	13	3,619.93

➢ other pooled investment vehicles:	6	526.97

➢ other accounts:	9	515.24

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	1	24.85

➢ other accounts:.	2	55.35

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions, Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed Name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Value I
Name of Fund
Ronald P. Gala, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	8	$1,567.1MM

➢ other pooled investment vehicles:	0	0

➢ other accounts:	19	$1,771.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	4	$473.7MM

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Ronald P. Gala	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Ronald P. Gala, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investor Funds — Partners Small Cap Value I
Name of Fund
Peter D. Goslin, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Mellon Capital Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	5	$741.5MM

➢ other pooled investment vehicles:	1	$195.0MM

➢ other accounts:	8	$167.7MM

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There have been no material conflicts of interest in connection with the management of the fund and any of the manager’s other accounts.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to the firm.

All portfolio managers are also eligible to participate in the Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of the firm (capped at 20% per year). Management has discretion with respect to actual participation and award size.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Peter D. Goslin	January 8, 2008

(Signature of person authorized to sign on behalf of Sub-Advisor)	(Date)

Peter D. Goslin, CFA (Printed Name of person signing)

Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund Small Cap Value I Fund
Name of Fund
Dennis Ruhl
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
JP Morgan Investment Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets (mm)
➢ registered investment companies:	13	3,619.93

➢ other pooled investment vehicles:	6	526.97

➢ other accounts:	9	515.24

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	N/A	N/A

➢ other pooled investment vehicles:	1	24.85

➢ other accounts:	2	55.35

2.	A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts an investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co. ’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
3.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates, These elements reflect individual performance and the performance of JP Morgan’s business as a whole.
Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.
Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.
4.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

N/A

/s/ Donna Nascimento	1-11-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Donna Nascimento
(Printed name of person signing)

Vice President
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value Fund II
Name of Fund
Stephen A. Clark
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Dimensional Fund Advisors LP
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of November 30, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	27	52,464 million

➢ other pooled investment vehicles:	8	8,207 million

➢ other accounts:	48	4,301 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	1	277 million

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Chris Crossan	3/7/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Crossan
(Printed Name of person signing)

CEO
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value II
Name of Fund
Robert Deere
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Dimensional Fund Advisors
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	27	56,160 million

➢ other pooled investment vehicles:	8	9,021 million

➢ other accounts:	48	4,614 million

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:

➢ other pooled investment vehicles:	1	299 million

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

To the best of my knowledge, there are no such material conflicts of interest.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The compensation for the Portfolio Manager is tied to both the profitability of the firm, as well as to subjective performance measures. Compensation is not based on the performance of Dimensional’s strategies however. For example, Dimensional’s portfolio managers have no financial incentive to deviate from our specific disciplines. Key professionals are also offered equity ownership in the firm.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Chris Crossan	1/11/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Chris Crossan
(Printed Name of person signing)

CEO
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire
Partners Small Cap Value Fund II
Name of Fund
Chris Wallis
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Vaughan Nelson Investment Management, LP
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	12	$736,882,393.24

➢ other pooled investment vehicles:	7	$127,698,950

➢ other accounts:	208	$3,904,661,670

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a portion of the Strategic Partners Asset Allocation Fund may be presented with the following potential conflicts:

1) a conflict between the investment strategy of the Strategic Partners Asset Allocation portfolio and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more than one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Strategic Partners Asset Allocation portfolio; and

3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Strategic Partners Asset Allocation portfolio and other managed accounts for which advisory fees are based upon the performance of the account

Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.

For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within IXIS’ long-term incentive program. There is no distinction of compensation amongst the Portfolio and any other accounts managed.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Carlos Gonzalez	1-8-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Carlos Gonzalez
(Printed Name of person signing)

Compliance Manager
(Title of person signing)

Fiscal Year-End Portfolio Manager Questionnaire

Partners Small Cap Value Fund II
Name of Fund

Scott Weber
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Vaughan Nelson Investment Management, LP
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	12	$736,882,393,24

➢ other pooled investment vehicles:	5	$68,463,838

➢ other accounts:	144	$2,866,454,494

or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other account included in response to this question, on the other.
Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a portion of the Strategic Partners Asset Allocation Fund may be presented with the following potential conflicts:
1) a conflict between the investment strategy of the Strategic Partners Asset Allocation portfolio and the other strategies and accounts managed by the portfolio manager with regard to the allocation of limited investment opportunities that may be appropriate for more then one investment strategy;

2) a conflict in the allocation of investment opportunities amongst accounts within the strategy employed by the Strategic Partners Asset Allocation portfolio; and
3) a conflict in the allocation of limited investment opportunities between the strategy employed by the Strategic Partners Asset Allocation portfolio and other managed accounts for which advisory fees are based upon the performance of the account
Vaughan Nelson maintains policies and procedures in place that address these potential conflict of interest issues to aid in assuring that investment opportunities are allocated fairly and equitably amongst all client accounts.
For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager’s compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer. Portfolio management professionals are compensated through a fixed base salary, variable bonus and a contribution to the firm’s retirement plan. The variable bonus component, as a whole for all portfolio management professionals, is based upon a percentage of the firm’s operating profit, as defined. Each portfolio management professional’s participation in the variable bonus pool is based primarily upon the performance of the strategy managed, as represented by a composite of all accounts qualifying for such composite relative to the Russell Universe peer group (on a_rolling three year basis), and an assessment of the quality of client service provided. The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to IRS limits) and such percentage is the same for all firm personnel. Key employees, at the discretion of the Compensation Committee, are eligible to participate within IXIS’ long-term incentive program. There is no distinction of compensation amongst the Portfolio and any other accounts managed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-l(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10, 000; $10, 001 - $50, 000; $50, 001 - $100, 000; $100, 001 - $500, 000; $500, 001 - $1, 000, 000; or over $1, 000, 000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Carlos Gonzalez	1-8-08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Carlos Gonzalez
(Printed Name of person signing)

Compliance Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire

Preferred Securities Fund
Name of Fund

L. Phillip Jacoby
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	6,428,089,152

➢ other pooled investment vehicles:	12	1,907,638,206

➢ other accounts:	43	2,765,792,810

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e. g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting, assets under management (25%), and individual performance and contributions to the investment team (5O%). The performance bonuses may comprise up to 90% of an individual’s total compensation.
Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates lop quartile compensation.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10, 000; $10, 001 - $50, 000; $50, 001 -$100, 000; $100, 001 - $500, 000; $500, 001 - $1, 000, 000; or over $1, 000, 000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ L. Phillip Jacoby	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

L. Phillip Jacoby
(Printed Name of person signing)

Managing Director
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire

Preferred Securities Fund
Name of Fund

Bernard Sussman
Name of Portfolio Manager

(Please use one form per Portfolio Manager per Fund/Account)

Spectrum Asset Management, Inc.
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by two portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	10	6,428,089,152

➢ other pooled investment vehicles:	12	1,907,638,205

➢ other accounts:	46	2,773,030,184

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e. g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e. g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

[ILLEGIBLE]	1/14/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

[ILLEGIBLE]
(Printed Name of person signing)

CCO
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer - PAI (North America)

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1.2. and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Complaince Officer - PGI America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2010 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2010 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
•	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

•	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2010 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

/s/ Minoo Spellerberg

(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2010 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation Is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2015 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending, on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2015 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a}(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2015
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fond listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 40l(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2015 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch

(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies;	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global investors annual performance score.
o            Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o            Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
o            Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg

(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund. Inc.-Principal LifeTime 2020 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 -$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2020 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $ 100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Michael P. Finnegan	1/25/2008	MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2020 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2020 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2025 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2025 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer— PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	4/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
Michael P. Finneaan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2025
Name of Fund
Dirk Laschanzkv
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2025 Fund
Name of Fund
Randv L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2030 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating_as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each Quarter. In addition, through our 401 (k) plan, employees arc able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 —$100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2030 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, inc. Principal LifeTime 2030 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation Is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James Fennessey	1/25/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2030 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus Is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Life Time 2030 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(K) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2030 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that Its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001 — $50,000

/s/ Randy L. Welch	1/25/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2035 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2035 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one Form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Narne
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio,
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating_as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits arc targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both,depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary, Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Michael P. Finnegan	04/01/2008
(Signature of person authorised to sign on behalf of the Sub-Advisor)	Date

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2035
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2035 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer—PGI(North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 —$100,000; $100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001 — $50,000

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2040 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$ 9,120,050,021

➢ other accounts:	8	$ 375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO — North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc.-Principal LifeTime 2040 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $ 100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None.

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2045 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2045 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:.	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal Lifetime 2045 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	ASSETS
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ James W. Fennessey	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2045 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 —$100,000; $ 100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Michael P. Finnegan	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2045
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one Portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$ 347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o    Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the the client mandate

o   Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout Starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	03/27/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2045 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets

➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 —$10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 —$500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Randy L. Welch	04/01/2008
(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management {with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1 (a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	3/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2050 Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime 2050 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2055 Fund
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime 2055 Fund
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
James W. Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ James W. Fennessey	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James W. Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Michael P. Finnegan	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime 2055
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$1,872,567,573.11

➢ other pooled investment vehicles:	3	$7,588,975,017.70

➢ other accounts:	8	$347,334,655.41

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.
o      Investment performance is based on gross performance versus a benchmark, peer group or both,depending on the client mandate
o      Performance versus peers is measured for a period up to three years (shorter if the portfoliomanager has managed the respective portfolio for a period less than three years).
o      Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25thpercentile for the 1,2 and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. in addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
    None

/s/ Minoo Spellerberg	03/27/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer- PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Funds, Inc. — Principal LifeTime 2055 Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Randy L. Welch	04/01/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime Strategic Income
Name of Fund
David Blake
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	5	$616,299,262.69

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/31/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
LifeTime Strategic Income
Name of Fund
Timothy Dunbar
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of February 29, 2008 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
         None

/s/ Minoo Spellerberg	03/31/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
James Fennessey, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ James Fennessey	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

James Fennessey
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
Michael P. Finnegan, CFA
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Michael P. Finnegan	1/25/2008 MF

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Michael P. Finnegan
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Lifetime Strategic Income Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
          The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1,2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

Chief Compliance Officer — PGI (North America)
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Principal Investors Fund, Inc. — Principal LifeTime Strategic Income Fund
Name of Fund
Randy L. Welch
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Management Corporation
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	n/a	n/a

➢ other pooled investment vehicles:

➢ other accounts:

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
          None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation is predominantly composed of salary. Salary is reviewed annually. Annual Bonus is driven by company and business unit performance. No part of salary, bonus, or retirement plan compensation is tied to fund performance or asset levels.

3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Randy L. Welch	1/25/2008

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Randy L. Welch
(Printed Name of person signing)

Portfolio Manager
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Real Estate Securities Fund
Name of Fund
Kelly Rush
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Real Estate Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	2	$1,875,415,601

➢ other pooled investment vehicles:	12	$134,764,608

➢ other accounts:	16	$380,841.725

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number Of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Real Estate Investors is a member_of Principal Global Investors (“Principal Global”), whose compensation policies and practices apply to Principal’s Portfolio Manager. Principal Global offers a nationally competitive salary and incentive compensation plan that is evaluated annually relative to other top-tier asset management firms. Percentages of base salary verses performance bonus vary by position but are based on national market data and are consistent with industry standards. Total cash compensation is targeted to be consistent with the national averages.

Incentive compensation for portfolio managers is directly aligned with client objectives. On average, two thirds of incentive compensation for portfolio managers is determined directly on the basis of relative performance versus appropriate client benchmarks and peer groups. Results are measured over rolling one year, three year and five year periods consistent with appropriate risk management standards. The remaining one third of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across products relative to benchmarks and peers, in addition to financial results and new business development. A portion of annual incentive compensation for real estate portfolios may be payable in the form of restricted stock grants.
In addition to traditional cash incentive compensation, portfolio managers are eligible for long-term equity incentives including stock options and stock grants.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

$10,001-$50,000

/s/ Minno Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minno Spellerberg

(Printed Name of person signing)

CCO - North America

(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Balanced Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Balanced Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Balanced Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Balanced Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Growth Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Conservative Growth Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Flexible Income Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Flexible Income Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Strategic Growth Portfolio
Name of Fund
Michael D. Meighan
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio ’s 1-, 3- and 5-year percentile rankings among its Lipper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Michael D. Meighan (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Michael D. Meighan (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
SAM Strategic Growth Portfolio
Name of Fund
Randall L. Yoakum
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	11	$15,113,860,938.10

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience. seniority and annual surveys of investment advisor compensation. The Incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the SAM Balanced Portfolio’s 1-, 3- and 5-year percentile rankings among its Upper Balanced Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This Is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund which is offered only through insurance products and retirement plans.

/s/ Randall L. Yoakum (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Randall L. Yoakum (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Short Term Bond Fund
Name of Fund
Zeid Ayer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	2	$132,998,390

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc,
Fiscal Year-End Portfolio Manager Questionnaire
Short Term Bond Fund
Name of Fund
Craig Dawson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
     The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:.	2	$246,619,679

➢ other accounts:	3	$148,110,395

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:.	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Short-Term Income Fund
Name of Fund
Craig V. Sosey
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,139,106,082.95

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Short Investment Grade Debt Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Craig V. Sosey (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/8/08 (Date)
Craig V. Sosey (Printed Name of person signing)
Portfolio Manager (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Blend Fund
Name of Fund
Thomas Morabito
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,194,137,429

➢ other pooled investment vehicles:	12	$2,286,012,560

➢ other accounts:	1	$45,478,232

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Blend Fund
Name of Fund
Phil Nordhus
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	1	$353,703,612

➢ other pooled investment vehicles:	1	$1,780,781,809

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Growth Fund
Name of Fund
Mariateresa Monaco
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$579,571,074

➢ other pooled investment vehicles:	1	$345,041,497

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap S&P 600 Index Fund
Name of Fund
Dirk Laschanzky
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	6	$22,273,823,132

➢ other pooled investment vehicles:	3	$9,120,050,021

➢ other accounts:	8	$375,712,680

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
          None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Stock Index Fund
Name of Fund
Scott W. Smith
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
w
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	4	$2,136,895,787

➢ other pooled investment vehicles:	2	$8,268,516,789

➢ other accounts:

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g.. salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured,
▪	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

▪	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 -$10,000; $10,001 - $50,000, $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - PGI NA
(Title of person signing)

Page2 of 2

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Small Cap Value Fund
Name of Fund
Thomas Morabito
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$1,1,94,137,429

➢ other pooled investment vehicles:	12	$2,286,012,560

➢ other accounts:	1	$45,478,232

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
     None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate

o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

o Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
        None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO - North America
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
PIF Tax-Exempt Bond Fund I
Name of Fund
Thomas Byron
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Van Kampen Asset Management
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	accounts	Assets
➢ registered investment companies:	5	$2,843,726,882

➢ other pooled investment vehicles:	0	N/A

➢ other accounts:	0	N/A

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢registered investment companies:	0	N/A

➢other pooled investment vehicles:	0	N/A

➢other accounts:	0	N/A

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.

In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether {and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
•	Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
•	Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionallv invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

.	Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionallv invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates: and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.
Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1{a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
None- The portfolio manager does not hold shares of the Fund.

/s/ Thomas Byron	1/2/08

(Signature or person authorized to sign on behalf of tne Sub-Advisor)	(Date)

Thomas Byron (Printed Name of person signing)

Vice President (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Ultra Short Bond Fund
Name of Fund
Zeid Ayer
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	2	$132,998,390

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
None

2	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g.. salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position-but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightlv above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted. to Principal Global Investors annual performance Score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o     Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o     Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o     Versus ihe peer group. 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o     Versus the benchmark. 100% of target incentive is achieved at certain levels of outperformance which vary by portfolio. No payout is realized fur performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 101( k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned {as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2}} by the Portfolio Manager using the following ranges: none, $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; $100,001 — $500,000; $500,001 — $1,000,000; or over $1,000,000, If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation those reasons,

None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	Date

Minoo Spellerberg (Printed Name of person signing)

CCO — PGI NA (Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
Ultra Short Bond Fund
Name of Fund
Craig Dawson
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Principal Global Investors, LLC
Firm Name
For purposes of this request, a Portfolio Manager is primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio or is a member of the management committee, group, or team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio.
      The day-to-day portfolio management for the fund listed above is shared by four portfolio managers operating as a team, sharing authority and responsibility for research and day-to-day management with no limitation on the authority of one portfolio manager in relation to another.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	3	$744,524,574

➢ other pooled investment vehicles:	2	$246,619,679

➢ other accounts:	3	$148,110,395

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
    None

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for fixed income portfolio managers is 80% weighted to investment performance and 20% weighted to Principal Global Investors annual performance score. The target incentive for fixed income portfolio managers ranges from 60% to 150% of actual base earnings, depending on job level.
o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
o Performance versus peers and a benchmark is measured for a period up to five years (shorter if the portfolio manager has managed the respective portfolio for a period less than five years).
o Versus the peer group, 100% of target incentive is achieved if the portfolio performance is 35th percentile. No payout is realized if performance is below 50th percentile. 200% payout is achieved at 15th percentile or better for the respective period.
o Versus the benchmark, 100% of target incentive is achieved at certain levels of outperformance, which vary by portfolio. No payout is realized for performance at or below the level of the benchmark.
As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401 (k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
     None

/s/ Minoo Spellerberg	1/10/08

(Signature of person authorized to sign on behalf of the Sub-Advisor)	(Date)

Minoo Spellerberg
(Printed Name of person signing)

CCO-PGI NA
(Title of person signing)

Principal Investors Fund, Inc.
Fiscal Year-End Portfolio Manager Questionnaire
West Coast Equity Fund
Name of Fund
Philip M. Foreman
Name of Portfolio Manager
(Please use one form per Portfolio Manager per Fund/Account)
Edge Asset Management, Inc.
Firm Name
For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund’s portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person’s role and the relationship between the person’s role and the roles of other persons who have responsibility for the day-to-day management of the Fund’s portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund’s assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member’s role.
Please provide the following information as of October 31, 2007 (the Fund’s most recently completed fiscal year).
1.	For the Portfolio Manager, please provide:
▪	the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	2	$2,067,567,566.34

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account:

	Number of	Total
	Accounts	Assets
➢ registered investment companies:	0	0

➢ other pooled investment vehicles:	0	0

➢ other accounts:	0	0

▪	a description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.
Material conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed above.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decided that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may Place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934). which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment advisor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
Edge Asset Management, Inc. or an affiliate of either may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, the portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

2.	Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund’s portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.
The Portfolio Manager receives a fixed salary as well as incentive-based compensation. Salary is based upon a variety of factors including education, professional experience, seniority and annual surveys of investment advisor compensation. The incentive-based portion of the Portfolio Manager’s compensation is determined by an evaluation of professional and investment performance. Professional performance is assessed by reference to the Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, research all of which are inherently subjective. The Portfolio Manager’s investment performance for compensation purposes is measured by the Fund’s 1-, 3- and 5-year percentile rankings among its Lipper Multi-Cap Core Funds peers. The Portfolio Manager also may receive deferred compensation in an account which vests in three years. The value of this account is adjusted as though the account had been invested directly in the Funds for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the Portfolio Manager’s economic interests with those of the Fund’s shareholders.
3.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule I6a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager’s, you may provide an explanation of those reasons.
The Portfolio Manager does not beneficially own shares of the Fund, which is offered only through insurance products and retirement plans.

/s/ Philip M. Foreman (Signature of person authorized to sign on behalf of the Sub-Advisor)	1/08/08 (Date)
Philip M. Foreman (Printed Name of person signing)
Portfolio Manager (Title of person signing)

PART C. OTHER INFORMATION
Item 23. Exhibits.
(a) (1) a. Articles of Amendment and Restatement (filed 4/12/96)
          b. Articles of Amendment and Restatement (filed 9/22/00)
          c. Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
          d. Articles of Amendment dated 5/23/05 (filed 9/8/05)
          e. Articles of Amendment dated 9/30/05 (filed 11/22/05)
          f. Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-
             137477 filed on Form N-14 on 9/20/06)
     (2) Articles of Amendment (filed 9/12/97)
     (3) a. Certificate of Correction dated 9/14/00 (filed 9/22/00)
           b. Certificate of Correction dated 12/13/00 (filed 10/12/01)
     (4) a. Articles Supplementary dated 12/11/00 (filed 10/12/01)

          b. Articles Supplementary dated 3/12/01 (filed 10/12/01)
          c. Articles Supplementary dated 4/16/02 (filed 12/30/02)
          d. Articles Supplementary dated 9/25/02 (filed 12/30/02)
          e. Articles Supplementary dated 2/5/03 (filed 02/26/03)
          f. Articles Supplementary dated 4/30/03 (filed 9/11/03)
          g. Articles Supplementary dated 6/10/03 (filed 9/11/03)
          h. Articles Supplementary dated 9/9/03 (filed 9/11/03)
          i. Articles Supplementary dated 11/6/03 (filed 12/15/03)
          j. Articles Supplementary dated 1/29/04 (filed 2/26/04)
          k. Articles Supplementary dated 3/8/04 (filed 7/27/04)
          l. Articles Supplementary dated 6/14/04 (filed 9/27/04)
          m. Articles Supplementary dated 9/13/04 (filed 12/13/04)
          n. Articles Supplementary dated 10/1/04 (filed 12/13/04)
          o. Articles Supplementary dated 12/13/04 (filed 2/28/05)
          p. Articles Supplementary dated 2/4/05 (filed 5/16/05)
          q. Articles Supplementary dated 2/24/05 (filed 5/16/05)
          r. Articles Supplementary dated 5/6/05 (filed 9/8/05)
          s. Articles Supplementary dated 12/20/05 (filed 2/28/06)
          t. Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-
             137477 filed on Form N-14 on 9/20/06)
          u. Articles Supplementary dated 1/12/07 (filed 1/16/07)
          v. Articles Supplementary dated 1/22/07 (filed 07/18/07
          w. Articles Supplementary dated 7/24/07 (filed 9/28/07)
          x. Articles Supplementary dated 09/13/07 (filed 12/14/07)
          y. Articles Supplementary dated 1/3/08 (filed 03/05/08)
          z. Articles Supplementary dated 3/13/08 *
(b) By-laws (filed 12/29/05)
(c) N/A
(d) (1) a. Management Agreement (filed 9/12/97)
          b. 1st Amendment to the Management Agreement (filed 9/22/00)
          c. Management Agreement (filed 12/5/00)
          d. Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
          e. Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
          f. Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
          g. Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
          h. Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
          i. Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
          j. Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
          k. Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
          l. Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
          m. Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
          n. Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
          o. Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
          p. Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)
          q. Amendment to Management Agreement dated 10/01/07 (filed 12/14/07)
          r. Amendment to Management Agreement dated 10/31/07 (filed 12/14/07)
          s. Amendment to Management Agreement dated 2/7/08 *
     (2) a. American Century Sub-Advisory Agreement (filed 12/5/00)
          b. Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
          c. Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
          d. Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
          d. Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
     (3) a. Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
          b. Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)
     (4) a. Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)
     (5) a. Bernstein Sub-Advisory Agreement (filed 12/5/00)
          b. Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
          c. Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)
     (6) a. Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

          b. Amended & Restated Sub-Adv Agreement with Columbus Cirecle dated 9/15/05 (filed 10/20/06)
          c. Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)
     (7) a. Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)
     (8) a. Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
     (9) a. Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)
     (10) a. Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)
     (11) a. Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
b. Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
c. Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
d. Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)
     (12) a. Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)
b. Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/08 (filed 03/05/08)
     (13) a. JP Morgan Sub-Advisory Agreement (filed 12/30/02)
b. Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)
c. Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 (filed 9/28/07)
     (14) a. Lehman Brothers dated 7/18/07 (filed 9/28/07)
     (15) a. Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
b. Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)
     (16) a. MacKay Shields LLC Sub-Advisory Agreement dated 1/2/08 (filed 03/05/08)
     (17) a. Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)
     (18) a. Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 (filed 2/28/05)
b. Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)
c. Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 (filed 3/28/08)
     (19) a. Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
b. Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
c. Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
d. Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed 2/28/05)
     (20) a. Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
b. Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
c. Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
d. Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
e. Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
f. Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
g. Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
h. Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
i. Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
j. Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 (filed 12/29/05)
k. Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)
     (21) a. Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)

b. 1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
c. 2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
d. Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
e. Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
f. Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)
g. Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (filed 9/28/07)
     (22) a. Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)
     (23) a. Spectrum Sub-Advisory Agreement (filed 04/29/02)
b. Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
c. Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)
     (24) a. T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
b. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
c. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)
d. Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)
     (25) a. Turner Sub-Advisory Agreement (filed 12/5/00)
b. Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07. (filed 12/14/07)
     (26) a. UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
b. Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
c. Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)
     (27) a. Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)
     (28) a. Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
b. Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07)(filed 9/28/07)
(e) (1) a. Distribution Agreement (filed 4/12/96)
b. 1st Amendment to the Distribution Agreement (filed 9/22/00)
c. Distribution Agreement (filed 9/22/00)
d. Distribution Plan and Agreement (Select Class)(filed 12/30/02)
e. Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
f. Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
g. Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
h. Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
i. Amended and Restated Distribution Agreement (filed 12/30/02)
j. Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
k. Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
l. Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
m. Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
n. Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
o. Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
p. Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
q. Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)
r. Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)
s. Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)
t. Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors, Select Select, Advisors
Signature Classes) dtd 3/11/08 *
     (2) a. Selling Agreement—Advantage Classes (filed 9/11/03)

b. Selling Agreement—J Shares (filed 9/11/03)
c. Selling Agreement—Class A and Class B Shares (filed 9/8/05)
D. Selling Agreement—Class S Shares **
(f) N/A
(g) (1) a. Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
b. Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
c. Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)
(h) (1) a. Transfer Agency Agreement for Class I shares (filed 9/22/00)
b. Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
c. Transfer Agency Agreement for Class J Shares (filed 12/30/02)
d. 1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
e. Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 (filed 2/28/05)
f. Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd 12/13/04 (filed 2/28/05)
g. Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)
h. Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08 *
     (2) a. Shareholder Services Agreement (filed 12/15/00)
b. Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
c. Amended & Restated Shareholder Services Agreement dtd 6/14/04 (filed 2/28/05)
d. Amended & Restated Shareholder Services Agreement dtd 9/13/04 (filed 2/28/05)
e. Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
f. Amended & Restated Shareholder Services Agreement dtd 9/30/05 (filed 12/29/05)
g. Amended & Restated Shareholder Services Agreement dtd 1/1/06 (filed 10/20/06)
h. Amended & Restated Shareholder Services Agreement dtd 1/12/07 (filed 12/14/07)
     (3) a. Investment Service Agreement (filed 9/12/97)
b. 1st Amendment to the Investment Service Agreement (filed 9/22/00)
c. Investment Service Agreement (filed 12/30/02)
     (4) a. Accounting Services Agreement (filed 9/22/00)
b. Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)
     (5) a. Administrative Services Agreement (filed 9/22/00)
b. Amended Administrative Services Agreement (filed 12/30/02)
c. Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)
     (6) a. Service Agreement (filed 9/22/00)
b. Amended & Restated Service Agreement dtd 6/14/04 (filed 2/28/05)
c. Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)
     (7) a. Service Sub-Agreement (filed 9/22/00)
b. Amended & Restated Service Sub-Agreement dtd 1/13/04 (filed 2/28/05)
c. Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
d. Amended & Restated Service Sub-Agreement dtd 6/14/04 (filed 2/28/05)
e. Amended & Restated Service Sub-Agreement dtd 9/13/04 (filed 2/28/05)
f. Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
g. Amended & Restated Service Sub-Agreement dtd 9/30/05 (filed 11/22/05)
     (8) Plan of Acquisition European Fund (filed 12/30/02)
     (9) Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
     (10) Plan of Acquisition Technology Fund (filed 12/30/02)
     (11) Plan of Acquisition Balanced Fund (filed 9/11/03)
     (12) Plan of Acquisition International SmallCap Fund (filed 9/11/03)

     (13) Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
     (14) Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)
     (15) Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)
     (16) Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)
     (17) Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)
     (18) Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)
     (19) Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)
     (20) Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)
     (21) a. Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for S class shares. dtd 5/1/08 *
(i) Legal Opinion (filed 4/12/96)
(j) (1) Consents of Auditors *
     (2) Rule 485(b) opinion *
     (3) Power of Attorneys (filed 3/28/08)
(k) N/A
(l) (1) Initial Capital Agreement-ISP & MBS (filed 4/12/96)
     (2) Initial Capital Agreement-IEP (filed 9/22/00)
     (3) Initial Capital Agreement-ICP (filed 9/22/00)
     (4-38) Initial Capital Agreement (filed 9/22/00)
     (39) Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)
     (40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)
     (42) Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)
     (43) Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)
     (44) Initial Capital Agreement dtd 12/29/04 (filed 2/28/05)
     (45) Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)
     (46) Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)
     (47) Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)
     (48) Initial Capital Agreement dtd 1/12/07 (filed 03/05/08)
     (49) Initial Capital Agreement dtd 10/1/07 (filed 3/28/08)
     (50) Initial Capital Agreement dtd 2/29/08 (filed 3/28/08)
     (51) Initial Capital Agreement dtd 5/1/08 **
(m) Rule 12b-1 Plan
     (1) Advisors Preferred Plan (filed 9/22/2000)
          a. Amended & Restated dtd 9/9/02 (filed 12/30/02)
          b. Amended & Restated dtd 3/11/04 (filed 3/14/04)
          c. Amended & Restated dtd 6/14/04 (filed 9/27/04)
          d. Amended & Restated dtd 9/13/04 (filed 9/27/04)
          e. Amended & Restated dtd 12/13/04 (filed 2/28/05)
          f. Amended & Restated dtd 9/30/05 (filed 11/22/05
          g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
          h. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          i. Amended & Restated dtd 3/11/08 *
     (2) Advisors Select Plan (filed 9/22/2000)
          a. Amended & Restated dtd 9/9/02 (filed 12/30/02)
          b. Amended & Restated dtd 3/11/04 (filed 3/14/04)
          c. Amended & Restated dtd 6/14/04 (filed 9/27/04)
          d. Amended & Restated dtd 9/13/04 (filed 9/27/04)
          e. Amended & Restated dtd 12/13/04 (filed 2/28/05)
          f. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

          h. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          i. Amended & Restated dtd 3/11/08 *
     (3) Select Plan (filed 12/30/02)
          a. Amended & Restated dtd 9/9/02 (filed 12/30/02)
          b. Amended & Restated dtd 3/11/04 (filed 3/14/04)
          c. Amended & Restated dtd 6/14/04 (filed 9/27/04)
          d. Amended & Restated dtd 9/13/04 (filed 9/27/04)
          e. Amended & Restated dtd 12/13/04 (filed 2/28/05)
          f. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          g. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
          h. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          i. Amended & Restated dtd 3/11/08 *
     (4) Class J Plan (filed 12/30/02)
          a. Amended & Restated dtd 9/9/02 (filed 12/30/02)
          b. Amended & Restated dtd 9/13/04 (filed 9/27/04)
          c. Amended & Restated dtd 12/13/04 (filed 2/28/05)
          d. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          e. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
          f. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          g. Amended & Restated dtd 1/1/08 (filed 03/05/08)
          h. Amended & Restated dtd 1/1/08 *
          i. Amended & Restated dtd 3/11/08 *
     (5) Advisors Signature Plan (filed 12/13/04)
          a. Amended & Restated dtd 9/13/04 (filed 9/27/04)
          b. Amended & Restated dtd 12/13/04 (filed 2/28/05)
          c. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          d. Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
          e. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          f. Amended & Restated dtd 3/11/08 *
     (6) Class A Plan (filed 2/28/05)
          a. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          b. Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
          c. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          d. Amended & Restated dtd 10/01/07 (filed 12/14/07)
     (7) Class B Plan (filed 2/28/05)
          a. Amended & Restated dtd 9/30/05 (filed 11/22/05)
          b. Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
          c. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          d. Amended & Restated dtd 3/13/07 (filed 12/14/07)
     (8) Class C Plan
          a. dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
          b. Amended & Restated dtd 1/12/07 (filed 1/16/07)
          c. Amended & Restated dtd 10/01/07 (filed 12/14/07)
     (9) Class S Plan dtd 5/1/08 *
(n) 1. Rule 18f-3 Plan (filed 2/28/05) dtd 8/25/06 (filed 3-27-07) dtd 3/10/08 *
(o) Reserved
(p) Codes of Ethics
     (1) Alliance Bernstein Code of Ethics (filed 12/14/07)
     (2) American Century Investment Management (filed 10/20/06) (filed 3-27-07) (filed 7/18/07)
     (3) Ark Asset Management (filed 2/28/05) (filed 02/20/08)
     (4) The Bank of New York Mellon Code of Ethics (filed 2/20/08)
     (5) Barrow Hanley Code of Ethics (filed 9/8/05)
     (6) Columbus Circle Investors (filed 10/20/06)

     (7) Dimensional Fund Advisors Code of Ethics (filed 12/29/05)
     (8) Edge Asset Management Code of Ethics (filed 02/20/08)
     (9) Emerald Advisers Inc. Code of Ethics (filed 2/28/05) (filed 02/20/08)
     (10) Essex Code of Ethics (filed 1/16/07) (filed 12/14/07)
     (11) Jacobs Levy Code of Ethics (filed 10/20/06)
     (12) JP Morgan Code of Ethics (filed 2/28/05) (filed 12/14/07)
     (13) Goldman Sachs Code of Ethics (filed 9/8/05) (filed 12/14/07)
     (14) Lehman Brothers Code of Ethics (filed 9/28/07)
     (15) Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06) (filed 02/20/08)
     (16) MacKay Shields Code of Ethics (filed 03/05/08)
     (17) Mazama Capital Management Code of Ethics (filed 3/16/04) (filed 02/20/08)
     (18) Morgan Stanley Investment Management (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)
     (19) Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)
     (20) Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07)
     (21) Principal Investors Fund, Principal Variable Contracts Fund, Inc., Principal Management Corporation Principal Finanical Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor Code of Ethics (filed 3-27-07) (filed 02/20/2008)
     (22) Pyramis Code of Ethics (filed 12/14/07)
     (23) Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)
     (24) Spectrum Code of Ethics (filed 12/29/05)
     (25) T. Rowe Price Code of Ethics (filed 9/8/05) (26) Turner Investment Partners (filed 2/28/05)
     (27) UBS Code of Ethics (filed 2/28/05)
     (28) Vaughan-Nelson Code of Ethics (filed 12/14/07)

*	Filed herein.

**	To be filed by amendment.
Item 24. Persons Controlled by or Under Common Control with Registrant
The Registrant does not control and is not under common control with any person.
Item 25. Indemnification
     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 12 of Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.
     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant’s agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Item 26. Business or Other Connection of Investment Adviser
     Principal Management Corporation (“PMC”) serves as investment adviser and dividend disbursing and transfer agent for, Principal Variable Contracts Fund, Inc. (“PVC”) and the Advisors Signature, Advsiors Select, Advisors Preferred, Select, and Preferred Class Shares of Principal Investors Fund, Inc.(“PIF”). PVC and PIF are funds sponsored by Principal Life Insurance Company. PMC also serves as investment advisor for PIF.
     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption “Directors and Officers of the Fund” is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
*John E. Aschenbrenner	Principal	See Part B
Director	Financial Group(1)

Patricia A. Barry	Principal	Counsel
Assistant Corporate	Life Insurance
Secretary	Company(1)

*Craig L. Bassett	Principal	See Part B
Treasurer	Financial Group (1)

*Michael J. Beer	Principal	See Part B
Executive Vice President/	Financial Group(1)
Chief Operating Officer, Director

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Director

*Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor
Financial Services
Corporation (1)

*David J. Brown	Principal	See Part B
Senior Vice President	Financial Group(1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

*Ralph C. Eucher	Principal	See Part B
Director	Financial Group (1)

*Nora M. Everett	Principal	See Part B
President	Financial Group(1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial
Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance	Investment Services
Investment Services	Company (1)

*Steve Gallaher	Principal	See Part B
Assistant General Counsel	Financial Group(1)

*Ernest H. Gillum	Principal	See Part B
Vice President and Chief	Financial Group(1)
Compliance Officer

Jason T. Hahn	Principal	Director — Capital Markets
Director — Capital Markets	Financial Group(1)

Joyce N. Hoffman	Principal	Senior Vice President and
Sr. Vice President and	Life Insurance	Corporate Secretary
Corporate Secretary	Company(1)

*Patrick A. Kirchner	Principal	See Part B
Assistant General Counsel	Financial Group(1)

Deanna L. Mankle	Principal	Assistant Treasurer
Assistant Treasurer	Life Insurance
Company(1)

*Sarah J. Pitts	Principal	See Part B
Counsel	Financial Group(1)

*Layne A. Rasmussen	Principal	See Part B
Vice President and	Financial Group(1)
Controller — Principal Funds

David Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal	See Part B
Senior Vice President and	Financial Group(1)
Senior Securities Counsel

*Adam U. Shaikh	Prinicpal	See Part B
Counsel	Financial Group(1)

Mark A. Stark	Principal	Vice President -
Vice President -	Life Insurance	Investment Services
Investment Services	Company(1)

Randy L. Welch	Principal	Vice President -
Vice President -	Life Insurance	Investment Services
Investment Services	Company(1)

*Dan L. Westholm	Principal	See Part B
Director — Treasury	Financial Group(1)

*Beth Wilson	Principal	See Part B
Vice President	Financial Group(1)

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
*Larry D. Zimpleman	Principal	See Part B
Chairman of the Board &	Financial Group(1)
Director

(1)	711 High Street Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762
Item 27. Principal Underwriters
(a) Princor Financial Services Corporation and Principal Funds Distributor acts as a principal underwriter for Class J shares, Institutional Class shares, Advisors Preferred Class shares, Advisors Select Class shares, Advisors Signature Class Shares, Preferred Class Shares, and Select Class shares of Principal Investors Fund, Inc.
Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
Principal Funds Distributor acts as principal underwriter for Principal Variable Contracts fund, Inc. and Class A shares, Class B shares, Class C shares, and Class S shares of Principal Investors Fund, Inc. PFD may also serve as the second principal underwriter for contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A.
(b) Princor Financial Services Corporation

(1)	(2)	(3)
Positions
and offices
Name and principal	with principal	Positions and Offices
business address	underwriter	with the Fund

Lindsay L. Amadeo	Director — Marketing	None
The Principal	Communications
Financial Group
Des Moines, IA 50392

John E. Aschenbrenner	Director	None
The Principal
Financial Group
Des Moines, IA 50392

Deborah J. Barnhart	Director — Distribution (PPN)	None
The Principal
Financial Group
Des Moines, IA 50392

Patricia A. Barry	Assistant Corporate Secretary	None
The Principal
Financial Group
Des Moines, IA 50392

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group
Des Moines, IA 50392

Michael J. Beer	President and Director	Executive Vice President
The Principal
Financial Group
Des Moines, IA 50392

Lisa Bertholf	Director — Marketing	None
The Principal
Financial Group
Des Moines, IA 50392

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group
Des Moines, IA 50392

(1)	(2)	(3)
Positions
and offices
Name and principal	with principal	Positions and Offices
business address	underwriter	with the Fund
David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group
Des Moines, IA 50392

Jill R. Brown	Senior Vice President and	Senior Vice President
The Principal	Chief Financial Officer
Financial Group
Des Moines, IA 50392

Bret J. Bussanmas	Vice President — Distribution	None
The Principal
Financial Group
Des Moines, IA 50392

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group
Des Moines, IA 50392

Ralph C. Eucher	Director	Vice Chairman and
The Principal		Chief Executive Officer and
Financial Group		Director
Des Moines, IA 50392

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

Ernest H. Gillum	Vice President	Vice President and
The Principal		Assistant Secretary
Financial Group
Des Moines, IA 50392

Michael Harkin	Marketing Officer	None
The Principal
Financial Group
Des Moines, IA 50392

Joyce N. Hoffman	Sr. Vice President and	None
The Principal	Corporate Secretary
Financial Group
Des Moines, IA 50392

Ann Hudson	Compliance Officer	None
The Principal
Financial Group
Des Moines, IA 50392

Patrick A. Kirchner	Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

Peter R. Kornweiss	Vice President	None
The Principal
Financial Group
Des Moines, IA 50392

Julie LeClere	Director — Marketing and	None
The Principal	Recruiting
Financial Group
Des Moines, IA 50392

Sarah J. Pitts	Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

David L. Reichart	Senior Vice President	None
The Principal
Financial Group
Des Moines, IA 50392

(1)	(2)	(3)
Positions
and offices
Name and principal	with principal	Positions and Offices
business address	underwriter	with the Fund
Martin R. Richardson	Vice President -	None
The Principal	Broker Dealer Operations
Financial Group
Des Moines, IA 50392

Michael D. Roughton	Senior Vice President and	Counsel
The Principal	Associate General Counsel
Financial Group
Des Moines, IA 50392

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

Norman Sue	Complaince Officer	None
The Principal
Financial Group
Des Moines, IA 50392

Traci L. Weldon	Vice President/Chief Complaince	None
The Principal	Officer
Financial Group
Des Moines, IA 50392

Beth Wilson	Vice President	Vice President and
The Principal		Secretary
Financial Group
Des Moines, IA 50392

Larry D. Zimpleman	Chairman of the Board and	Director
The Principal	Director
Financial Group
Des Moines, IA 50392
(b) Principal Funds Distributor, Inc.

	(2)	(3)
(1)	Positions and Offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director — Marketing	None
The Principal	Communications
Financial Group
Des Moines, IA 50392

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group
Des Moines, IA 50392

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group
Des Moines, IA 50392

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group
Des Moines, IA 50392

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group
Des Moines, IA 50392

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group
Des Moines, IA 50392

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and

	(2)	(3)
(1)	Positions and Offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Financial Group	Chief Financial Officer
Des Moines, IA 50392

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group
Des Moines, IA 50392

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group
Des Moines, IA 50392

Ralph C. Eucher	Chairman of the Board	Vice Chairman, Chief Executive Officer
The Principal	and Director	and Director
Financial Group
Des Moines, IA 50392

Cary Fuchs	President	Senior Vice President of Distribution
1100 Investment Boulevard
El Dorado Hills, CA 95762

Stephen G. Gallaher	Second Vice President/Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

Alex Ghazanfari	Vice President/Chief	None
1100 Investment Boulevard	Compliance Officer
El Dorado Hills, CA 95762

Tim Hill	Vice President — Distribution	None
1100 Investment Boulevard
El Dorado Hills, CA 95762

Joyce N. Hoffman	Sr. Vice President and	None
The Principal	Corporate Secretary
Financial Group
Des Moines, IA 50392

Daniel J. Houston	Director	None
The Principal
Financial Group
Des Moines, IA 50392

Timothy J. Minard	Director	None
The Principal
Financial Group
Des Moines, IA 50392

Kevin J. Morris	Director — Marketing	None
1100 Investment Boulevard
El Dorado Hills, CA 95762

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group
Des Moines, IA 50392

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group
Des Moines, IA 50392

Adam Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group
Des Moines, IA 50392

Mark A. Stark	Vice President — Investor	None
The Principal	Services
Financial Group
Des Moines, IA 50392

Traci L. Weldon	Vice President/Compliance	None
The Principal
Financial Group
Des Moines, IA 50392

          (c) N/A.
Item 28. Location of Accounts and Records
     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.
Item 29. Management Services
          N/A.
Item 30. Undertakings
          N/A.
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 1st day of May, 2008.

Principal Investors Fund, Inc. (Registrant)
By	/s/ R. C. Eucher
R. C. Eucher
Director, Vice Chairman and Chief Executive Officer
Attest:

/s/ Beth Wilson
Beth Wilson
Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. C. Eucher
R. C. Eucher	Director, Vice Chairman and Chief Executive Officer (Principal	May 1, 2008
Executive Officer)

/s/ L. A. Rasmussen
L. A. Rasmussen	Vice President, Controller and Chief	May 1, 2008
Financial Officer
(Principal Financial
Officer and Controller)

(L. D. Zimpleman)*	Director and	May 1, 2008
L. D. Zimpleman	Chairman of the Board

/s/ M. J. Beer M. J. Beer	Executive Vice President	May 1, 2008

(E. Ballantine)* E. Ballantine	Director	May 1, 2008

Signature	Title	Date
(K. Blake)* K. Blake	Director	May 1, 2008

(C. Damos)* C. Damos	Director	May 1, 2008

(R. W. Gilbert)* R. W. Gilbert	Director	May 1, 2008

(M. A. Grimmett)* M. A. Grimmett	Director	May 1, 2008

(F. S. Hirsch)* F. S. Hirsch	Director	May 1, 2008

(W. C. Kimball)* W. C. Kimball	Director	May 1, 2008

(B. A. Lukavsky)* B. A. Lukavsky	Director	May 1, 2008

(W. G. Papesh)* W. G. Papsh	Director	May 1, 2008

(D. Pavelich)* D. Pavelich	Director	May 1, 2008

*By	/s/ M. J. Beer
M. J. Beer
Executive Vice President Pursuant to Powers of Attorney Previously Filed on 3/28/2008